THE PROVIDENT RIVERFRONT FUNDS

September 10, 2004

Dear Valued Shareholder:

         The Board of Trustees of The Provident Riverfront Funds (the "Board of Trustees" or "Board") is seeking your approval of two proposals pertaining to a reorganization of the six funds of The Provident Riverfront Funds (collectively, the "Provident Riverfront Funds" or the "Riverfront Target Funds") with and into six corresponding funds of Armada Funds (collectively, "Armada Funds" or the "Armada Acquiring Funds").


         The first proposal that the Board of Trustees is recommending is the approval of an Agreement and Plan of Reorganization that provides for the transfer of all of the assets and all known liabilities of the Riverfront Target Funds in exchange for shares of a corresponding series of Armada Funds (collectively, the "Reorganizations"). The shares so received will be distributed to shareholders of the Riverfront Target Funds and the Riverfront Target Funds will be terminated as soon as practicable thereafter. Each of the Reorganizations of the six Riverfront Target Funds will occur as shown below:


  RIVERFRONT TARGET FUNDS                                      ARMADA ACQUIRING FUNDS
  -----------------------                                      ------------------------
  Riverfront Large Company Select Fund                Into     Armada Large Cap Growth Fund
  Riverfront Balanced Fund                            Into     Armada Balanced Allocation Fund
  Riverfront Small Company Select Fund                Into     Armada Small Cap Growth Fund
  Riverfront Select Value Fund                        Into     Armada Large Cap Value Fund
  Riverfront U.S. Government Fund                     Into     Armada Government Mortgage Fund
  Riverfront U.S. Government Securities Money
  Market Fund                                         Into     Armada Government Money Market Fund

         The Board of Trustees is proposing these Reorganizations due to the recent acquisition of Provident Financial Group, Inc. ("Provident") and its affiliated entities, including Provident Investment Advisors, Inc., the previous investment adviser to the Riverfront Target Funds, by National City Corporation (the "Acquisition"). National City Investment Management Company ("IMC"), an indirect, wholly owned subsidiary of National City Corporation, is the investment adviser to the Riverfront Target Funds, the Armada Acquiring Funds and the Armada Funds family. Armada Funds currently offers 30 mutual funds, and as of June 30, 2004 had assets totaling approximately $14.3 billion.


         The Board of Trustees considered various factors in reviewing the proposed Reorganizations on behalf of the Riverfront Target Fund shareholders. Such factors include, but are not limited to, the following:

         o The broader product array of Armada Funds which consists of 30 retail mutual funds, and the expanded range of investment options and shareholder services available to the shareholders of the Riverfront Target Funds;

         o The potential for improved operating efficiencies of the Riverfront Target Funds after the Reorganizations due to the large asset size of the Armada Acquiring Funds and Armada Funds;

         o Total annual fund operating expenses of the Armada Acquiring Funds (before and after any fee waivers or expense reimbursements) which are lower than total annual fund operating expenses of the corresponding Riverfront Target Funds (before and after any fee waivers or expense reimbursements), except for Class I Shares of the Armada Government Money Market Fund for which total annual fund operating expenses before fee waivers are higher than those for Institutional Shares of the Riverfront Government Securities Money Market Fund but are lower after fee waivers;

         o The capability, resources, expertise and experience of the investment adviser of Armada Funds to serve as investment adviser to the Riverfront Target Funds both before and after the proposed Reorganizations;

         o The similarities between the investment objectives and policies of the Armada Acquiring Funds and the corresponding Riverfront Target Funds;

         o The expectation of no reduction in services provided to the Riverfront Target Fund shareholders after the proposed Reorganizations;

         o The fact that no shareholder will pay a sales charge in connection with the proposed Reorganizations and National City Corporation (either directly or through its affiliates) and Armada Funds, not the Riverfront Target Funds, will pay the expenses of the Reorganizations;

         o The fact that the proposed Reorganizations will not result in the recognition of any gain or loss for federal income tax purposes by the Riverfront Target Funds, the Armada Acquiring Funds or their respective shareholders;

         o The representations of the investment adviser of Armada Funds that the proposed Reorganizations will not dilute the interests of the Riverfront Target Fund and Armada Acquiring Fund shareholders; and

         o The fact that, although not otherwise required by the Provident Riverfront Funds' Declaration of Trust, the Riverfront Target Fund shareholders will have the opportunity to vote on the proposed Reorganizations.

           For these and other reasons, the Board of Trustees believes that the Reorganizations are in the best interests of the Riverfront Target Funds.

         As described above, the Reorganizations are expected to be tax-free transactions for federal income tax purposes. National City Corporation (either directly or through its affiliates) and Armada Funds have agreed to pay all expenses associated with the Reorganization, including proxy solicitation costs; therefore, shareholders of the Riverfront Target Funds will not bear these costs.


         The second proposal that the Board of Trustees is recommending is the approval of a new investment advisory agreement between Provident Riverfront Funds, on behalf of the Riverfront Target Funds, and IMC, which Provident Riverfront Funds' Board of Trustees approved at a meeting on June 23, 2004.

         Also at the June 23, 2004 meeting, the Board approved an interim investment advisory agreement in which IMC assumed portfolio management of the Riverfront Target Funds beginning July 1, 2004 with the expectation that the Riverfront Target Funds will be reorganized with and into the Armada Acquiring Funds in September of this year - pending shareholder approvals. The interim agreement will terminate upon approval of the new advisory agreement by shareholders. If shareholders do not approve the new agreement, the interim agreement will terminate on November 28, 2004. Should the Reorganizations occur as expected, the Riverfront Target Funds will be acquired by the Armada Acquiring Funds and will continue to be managed by IMC under the existing advisory agreement between Armada Funds and IMC.

         We are asking you to approve a new investment advisory agreement for the Riverfront Target Funds in the event that a Reorganization does not receive approval by shareholders or does not occur as anticipated. In this case, the new advisory agreement will replace the interim investment advisory agreement for the Riverfront Target Funds. If the new advisory agreement is approved for a Riverfront Target Fund, but its Reorganization is not approved, the new investment advisory agreement will go into effect and IMC will continue to provide investment advisory services to the Riverfront Target Fund. If the Reorganization is not approved for any Riverfront Target Fund, the Board would consider what alternatives reasonably would be available at that point, including the termination of such Riverfront Target Fund.


         The Board of Trustees considered various alternatives for the continuing operations of the Riverfront Target Funds and believes that the Reorganizations are in the best interests of the shareholders of the Riverfront Target Funds and unanimously recommends that you vote in favor of all proposals applicable to your Riverfront Target Fund(s).

         Please read the enclosed materials and carefully consider the information provided. Your vote is very important to us. While you are, of course, welcome to join us at the meeting, it is not necessary. You may simply complete the enclosed proxy card and return it in the postage-paid envelope. Please refer to your proxy card for information on alternative voting procedures such as Internet voting and telephone voting. As the meeting approaches, if you have not voted we may contact you to remind you to vote your shares in order to be represented at the meeting.

         If you have any questions about the materials, or any of the proposals, please call your investment professional, or Armada Funds at 1-800-622-FUND
(3863).

                              Very truly yours,

                              /s/ J. Donald Raines
                              J. Donald Raines
                              President
                              The Provident Riverfront Funds

                         IMPORTANT NEWS FOR SHAREHOLDERS

PLEASE READ THE ATTACHED COMBINED PROSPECTUS/PROXY STATEMENT FOR MORE DETAILS CONCERNING THE INFORMATION PRESENTED IN THIS Q&A. IF YOU HAVE ANY ADDITIONAL QUESTIONS, PLEASE CALL ARMADA FUNDS AT 1-800-622-FUND (3863).


WHAT AM I BEING ASKED TO VOTE ON?

         You are being asked to vote on the following two proposals:

         o First, you are being asked to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") pursuant to which the six funds of The Provident Riverfront Funds (which are referred to as the "Riverfront Target Funds") will be reorganized with and into six existing funds of Armada Funds (which are referred to as the "Armada Acquiring Funds"). There will be a separate reorganization for each of the six Riverfront Target Funds (each, a "Reorganization," and collectively, the "Reorganizations"). Under the Reorganization Plan, each Armada Acquiring Fund would acquire all of the assets and all of the known liabilities of its corresponding Riverfront Target Fund.

         o Second, you are being asked to approve a new investment advisory agreement between National City Investment Management Company ("IMC") and the Riverfront Target Funds (which is referred to as the "New Agreement").



WHY ARE THE REORGANIZATIONS BEING RECOMMENDED?

         On July 1, 2004, National City Corporation finalized its acquisition of Provident Financial Group, Inc. ("Provident") and its affiliated entities, including Provident Investment Advisors, Inc. ("PIA"), the previous investment adviser to the Riverfront Target Funds (the "Acquisition"). IMC, an indirect, wholly owned subsidiary of National City Corporation and adviser to the Armada Acquiring Funds, has assumed portfolio management of the Riverfront Target Funds on an interim basis. The Board of Trustees met with representatives of IMC and Armada Funds during May and June of 2004. These representatives proposed that the Riverfront Target Funds be reorganized with and into the Armada Acquiring Funds which are series of Armada Funds having investment objectives and strategies similar, although not identical, to those of the corresponding Riverfront Target Funds. The similarities and differences are explained in greater detail in the Combined Prospectus/Proxy Statement.



WHAT ARE THE BENEFITS OF THE REORGANIZATIONS?

         o The Reorganizations provide shareholders of the Riverfront Target Funds with a viable option whereby they may continue their investment programs without substantial disruption.


         o Shareholders of the Riverfront Target Funds should benefit from the greater efficiencies that can result from an investment in a larger fund, including potentially lower total operating expense ratios over time and greater portfolio management efficiencies, because fixed costs will be spread over a larger, combined asset base.

         o The Reorganizations will enable the Riverfront Target Funds to continue to exist within a larger fund family - Armada Funds - under the management of IMC. A larger fund group generally offers a broader array of products and an expanded range of investment options and exchange opportunities for you as a shareholder.

         o The long-term performance of the Armada Acquiring Funds compares favorably to that of the corresponding Riverfront Target Funds. The Combined Prospectus/Proxy Statement contains information on the performance of the Armada Acquiring Funds and the Riverfront Target Funds for the one-, five-, and ten-year periods and for the period since inception for Funds with shorter histories.

         o In addition, IMC offers breadth, depth and varied expertise of investment management personnel.


HAS MY RIVERFRONT TARGET FUND'S BOARD OF TRUSTEES APPROVED THE REORGANIZATION PLAN?

         Yes. The Board of Trustees unanimously approved the Reorganization Plan on June 23, 2004, and recommends that you vote to approve it.


WHY IS THE NEW AGREEMENT BEING PROPOSED AT THIS TIME?

         Approval of the New Agreement is necessary in order to permit IMC to continue to manage the Riverfront Target Funds in the event that the Reorganization Plan is not approved by shareholders of one or more Riverfront Target Funds. The New Agreement will replace the current interim agreement (the "Interim Agreement") with IMC upon approval of the New Agreement by the Riverfront Target Fund's shareholders. Approval of the New Agreement would also allow IMC to be paid the management fees provided for under the Interim Agreement.

DOES THE NEW AGREEMENT DIFFER SUBSTANTIVELY FROM THE INTERIM AGREEMENT WITH PIA?

         No. The terms of the New Agreement are identical to those of the Interim Agreement, except for certain provisions required in the Interim Agreement by federal regulations. Unless otherwise terminated, the New Agreement will commence on November 28, 2004 and continue through the closing date of the Reorganization or for two years if the Reorganization is not approved, subject to annual renewal with the approval of The Provident Riverfront Funds' Board of Trustees. The contractual advisory fees for certain Armada Acquiring Funds are lower under both the Interim Agreement and the New Agreement than they were under the previous advisory agreement with PIA.



WHO WILL ADVISE MY RIVERFRONT TARGET FUND ONCE THE REORGANIZATIONS ARE COMPLETE?

         IMC is the investment adviser to Armada Funds and will continue to provide investment advisory services to the Armada Acquiring Funds after the Reorganizations. As of June 30, 2004, IMC managed over $27.4 billion in assets.



WILL THE FEES AND EXPENSES OF MY RIVERFRONT TARGET FUND INCREASE?

         Except in the case of the Reorganization of Institutional Shares of the Riverfront Government Securities Money Market Fund into Class I Shares of the Armada Government Money Market Fund, Total Annual Fund Operating Expenses for both Class A Shares and Class I Shares of each Armada Acquiring Fund are lower than those of their corresponding Riverfront Target Fund. Total Annual Fund Operating Expenses of Class I Shares of the Armada Government Money Market Fund are higher than those for Institutional Shares of the Riverfront U.S. Government Securities Money Market Fund. However, assuming continuation of IMC's voluntary advisory fee waiver, the Total Annual Fund Operating Expenses (after fee waiver) of Class I Shares of the Armada Government Money Market Fund will be lower than those of Institutional Shares of the Riverfront U.S. Government Securities Money Market Fund.


         The Combined Prospectus/Proxy Statement discusses the fees and expenses that shareholders of the Riverfront Target Funds and Armada Acquiring Funds currently pay, as well as the fees and expenses they will incur following the Reorganizations.


WILL I, OR MY RIVERFRONT TARGET FUND, HAVE TO PAY TAXES OR OTHER FEES AS A RESULT OF THE REORGANIZATION?

         No. The Reorganizations will not trigger any sales commission or other fees for shareholders. Also, the Reorganizations are expected to be tax-free transactions for U.S. federal income tax purposes for the Riverfront Target Funds, the Armada Acquiring Funds and their respective shareholders.

WHAT CLASS OF SHARES OF THE ARMADA ACQUIRING FUNDS WILL I RECEIVE IN THE REORGANIZATION?


         The following table shows the class of Armada Acquiring Fund shares that shareholders of the Riverfront Target Funds will receive in the Reorganizations.

          RIVERFRONT TARGET FUND:                ARMADA ACQUIRING FUND:
          Large Company Select Fund              Large Cap Growth Fund
                   Investor A Shares                      Class I Shares
                   Investor B Shares                      Class A Shares
          Balanced Fund                          Balanced Allocation Fund
                   Investor A Shares                      Class I Shares
                   Investor B Shares                      Class A Shares
          Small Company Select Fund              Small Cap Growth Fund
                   Investor A Shares                      Class I Shares
                   Investor B Shares                      Class A Shares
          Select Value Fund                      Large Cap Value Fund
                   Investor A Shares                      Class I Shares
                   Investor B Shares                      Class A Shares
          U.S. Government Fund                   Government Mortgage Fund
                   Investor A Shares                      Class I Shares
                   Investor B Shares                      Class A Shares
          U.S. Government Securities Money
          Market Fund                            Government Money Market Fund
                   Investor A Shares                      Class I Shares
                   Institutional Shares                   Class I Shares


         Class I Shares of the Armada Acquiring Funds do not carry front-end sales loads or contingent deferred sales charges ("CDSC"), and are offered to shareholders through financial institutions. Class A Shares of the Armada Acquiring Funds have a front-end sales load but do not carry CDSCs. Holders of Investor B Shares of the Riverfront Target Funds will not incur the front-end sales load on the Class A Shares of the Armada Acquiring Funds they receive as a result of the Reorganizations, nor will they incur a CDSC that otherwise might be charged on a redemption of Investor B Shares.

         Class I Shares of the Armada Acquiring Funds are considered to be an appropriate share class to exchange for Investor A Shares of the Riverfront Target Funds in the Reorganizations because some shareholders of the Riverfront Target Funds' Investor A Shares meet the eligibility requirements for purchase of Class I Shares of the Armada Acquiring Funds. Class A Shares of the Armada Acquiring Funds are considered to be an advantageous share class to exchange for Investor B Shares of the Riverfront Target Funds in the Reorganizations because shareholders of Investor B Shares of the Riverfront Target Funds will benefit from the expense structure of Class A Shares of the Armada Acquiring Funds, which is lower than the expense structure of Class B Shares of the Armada Acquiring Funds, which is a comparable share class to Investor B Shares. Investor B shareholders who receive Class A Shares will, however, need to pay the applicable front-end sales charge on future purchases of Class A Shares. Nonetheless, shareholders who prefer to avoid a front-end sales charge in favor of a CDSC will be able to purchase Class B Shares of any Armada Fund.

         Except for reinvested dividends and distributions, as described below, and for exchanges of Class I Shares of an Armada Acquiring Fund for Class I Shares of another Armada Fund as described under the heading "After my Riverfront Target Fund's Reorganization, will I be able to transfer my investment into other funds of Armada Funds?" below, shareholders who receive Class I Shares of an Armada Acquiring Fund in the Reorganization will be able to purchase additional Class I Shares only if they meet the purchase eligibility requirements for Class I Shares (see "Purchase, Exchange and Redemption Procedures" located on page 55 of the Combined Prospectus/Proxy Statement). These shareholders will, however, be eligible to purchase other classes of shares of the Armada Acquiring Funds and other Armada Funds that may impose front-end sales loads or CDSCs. Dividends and distributions on Class I Shares and Class A Shares received in the Reorganization will be reinvested in Class I Shares and Class A Shares, respectively of the Armada Acquiring Fund unless a shareholder elects to receive them in cash.


IF THE REORGANIZATION PLAN IS APPROVED, HOW MANY SHARES WILL I RECEIVE?

         Shareholders of a Riverfront Target Fund will receive at the beginning of business on October 11, 2004, a number of full and fractional shares of its corresponding Armada Acquiring Fund and of the share class described above equal in value to the total value of the shares of that Riverfront Target Fund held by the shareholder immediately prior to the Reorganization. For example, if the net asset value per share of an Armada Acquiring Fund is $10.00, a shareholder holding shares of the corresponding Riverfront Target Fund with a value of $10,000 will receive 1,000 shares of the Armada Acquiring Fund. Should the closing of the Reorganizations be delayed for any reason, the date of the receipt of shares of the Armada Acquiring Fund likewise will be delayed.


AFTER MY RIVERFRONT TARGET FUND'S REORGANIZATION, WILL I BE ABLE TO TRANSFER MY INVESTMENT INTO OTHER FUNDS OF ARMADA FUNDS?

         After the Reorganization, shareholders of the Riverfront Target Funds will be able to exchange the class of shares they receive as a result of the Reorganization for the same class of shares of another Armada Fund even if they do not meet the minimum investment requirements for that class. For example, if you hold Investor A Shares of the Riverfront Balanced Fund and you receive Class I Shares of the Armada Balanced Allocation Fund as a result of the Reorganization, you may exchange your Class I Shares of the Armada Balanced Allocation Fund for another Armada Fund offering Class I Shares even if you would not otherwise qualify to purchase Class I Shares after the Reorganization. However, except for reinvested dividends and distributions, and except for exchange purchases described in the preceding sentence, in order to make new purchases of Class I Shares you will have to meet the investment minimums and other requirements for purchasing those shares. Therefore, as a result of the Reorganizations, you may receive a class of shares that you could not otherwise purchase. Please see "Purchase, Exchange and Redemption Procedures" beginning on page 55 of the Combined Prospectus/Proxy Statement.



WHO PAYS THE COSTS OF THE SHAREHOLDER MEETING AND PROXY SOLICITATION?

         National City Corporation (either directly or through its affiliates) and Armada Funds, have agreed to pay all expenses associated with the Reorganization Plan, including proxy solicitation costs and the Shareholder Meeting.

WHAT HAPPENS IF I DO NOT WISH TO PARTICIPATE IN THE REORGANIZATIONS FOR THE RIVERFRONT TARGET FUNDS IN WHICH I OWN SHARES, OR WHAT IF I DO NOT WISH TO OWN SHARES OF THE ARMADA ACQUIRING FUNDS?


         You may redeem your Riverfront Target Fund shares any time before the last business day prior to the effective date of the Reorganizations. The effective date for each Reorganization is currently expected to occur on or about October 11, 2004. You may also choose to vote against the Reorganization of your Riverfront Target Fund.



WHAT HAPPENS IF SHAREHOLDERS OF A RIVERFRONT TARGET FUND DO NOT APPROVE THE REORGANIZATION PLAN?


         In that event, the Riverfront Target Fund will not participate in the Reorganization and the Board of the Riverfront Target Fund will consider what alternatives reasonably would be available at that point, including the termination of such Riverfront Target Fund. You should note that the approval of the Reorganization Plan by shareholders of a Riverfront Target Fund is not dependent upon the approval of the Reorganization Plan by shareholders of any other Riverfront Target Fund. For example, if the Reorganization Plan is approved by shareholders of the Riverfront Select Value Fund, but not by shareholders of the Riverfront Small Company Select Fund, the Reorganization for the Riverfront Select Value Fund would proceed nonetheless.



WHEN WILL SHAREHOLDERS VOTE ON THE REORGANIZATION PLAN? WHEN IS MY PROXY DUE?

         The shareholder meeting is currently expected to be held on October 7, 2004, at the offices of PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 at 2:00 p.m. (Eastern time). We would like to receive your vote as soon as possible. Please refer to the enclosed proxy card for further detailed instructions.


WILL MY VOTE MAKE A DIFFERENCE?


         Yes. The approval of the Reorganization Plan and the New Agreement for each Riverfront Target Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of such Riverfront Target Fund, voting separately by Fund, defined as the lesser of (i) a majority of the votes attributable to the outstanding shares of the Riverfront Target Fund; or (ii) 67% or more of the votes attributable to the shares represented at a meeting of shareholders at which the holders of more than 50% of the votes attributable to the outstanding shares are represented. Therefore, every vote is important to ensure that the shareholder meeting has a quorum to conduct business and the appropriate amount of shares to approve the proposals.

         Armada Funds' Declaration of Trust does not require shareholders of the Armada Acquiring Funds to approve the Reorganizations and shareholders of the Armada Acquiring Funds will not vote on the proposals.

WHAT WILL HAPPEN IF THERE ARE NOT ENOUGH VOTES TO REACH A QUORUM BY THE SCHEDULED SHAREHOLDER MEETING DATE?

         In order to reach sufficient votes to establish a quorum, Armada Funds, PFPC Inc., State Street Bank and Trust Company, or an outside solicitation firm may contact you by mail or telephone. We encourage all shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls that could result in additional costs. If there are not sufficient votes to approve the proposals by the time of the shareholder meeting (October 7, 2004), the meeting may be adjourned to permit further solicitation of proxy votes.


HOW DO I VOTE MY SHARES?

         You can vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage paid envelope. Please refer to your individual proxy card for information about other convenient voting options that may be available to you, such as touch-tone telephone and Internet voting. If you need assistance, or have any questions regarding the proxy or how to vote your shares, please call Armada Funds at 1-800-622-FUND (3863).


                            ************************

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

         YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF ARMADA FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION ABOUT ARMADA FUNDS MAY BE OBTAINED BY CONTACTING YOUR INVESTMENT PROFESSIONAL, CALLING 1-800-622-3863 (FUND) OR DOWNLOADING ONE AT WWW.ARMADAFUNDS.COM. PLEASE READ IT CAREFULLY BEFORE INVESTING.

         National City Investment Management Company serves as investment adviser to Armada Funds, for which it receives an investment advisory fee. Armada Funds are distributed by Professional Funds Distributor, LLC (PFD), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with IMC and is not a bank.

                    The Riverfront Large Company Select Fund

                          The Riverfront Balanced Fund

                    The Riverfront Small Company Select Fund

                        The Riverfront Select Value Fund

                       The Riverfront U.S. Government Fund

           The Riverfront U.S. Government Securities Money Market Fund

                                Each a Series of

                         THE PROVIDENT RIVERFRONT FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON OCTOBER 7, 2004


         Notice is hereby given that a Special Meeting of Shareholders of the Riverfront Large Company Select Fund, Riverfront Balanced Fund, Riverfront Small Company Select Fund, Riverfront Select Value Fund, Riverfront U.S. Government Fund, and Riverfront U.S. Government Securities Money Market Fund (each, a "Riverfront Target Fund," and collectively, the "Riverfront Target Funds"), each a series of The Provident Riverfront Funds, will be held at the offices of PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 on October 7, 2004 at 2:00 p.m. (Eastern time), for the following purposes:


Item 1. To consider a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") on behalf of each Riverfront Target Fund. Under the Reorganization Plan, each corresponding series of Armada Funds (each, an "Armada Acquiring Fund" and collectively, the "Armada Acquiring Funds") would acquire all of the assets of the corresponding Riverfront Target Fund in exchange solely for the assumption of the known liabilities of such Riverfront Target Fund and shares of the corresponding Armada Acquiring Fund, to be distributed pro rata by the Riverfront Target Fund to its shareholders, in complete liquidation of the Riverfront Target Fund (individually, a "Reorganization" and collectively, the "Reorganizations"). Upon completion of the transactions contemplated by the Reorganization Plan, the Riverfront Target Funds will be liquidated and terminated as a series of The Provident Riverfront Funds. (Shareholders of each Riverfront Target Fund to vote separately.)

Item 2. To consider a proposal to approve a new investment advisory agreement between The Provident Riverfront Funds, on behalf of each Riverfront Target Fund, and National City Investment Management Company ("IMC"). (Shareholders of each Riverfront Target Fund to vote separately.)

Item 3. The transaction of such other business as may properly be brought before the meeting.



         Only, shareholders of record of the Riverfront Target Funds as of the close of business on July 30, 2004 are entitled to notice of, and to vote at, this meeting or any adjournment of this meeting. The Reorganization of a Riverfront Target Fund will occur only if its shareholders approve the Reorganization Plan.


         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD. YOU MAY EXECUTE THE PROXY CARD USING THE METHODS DESCRIBED IN THE PROXY CARD. EXECUTING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.



                                    By Order of the Board of Trustees

                                    /s/ J. Donald Raines
                                    --------------------
                                    J. Donald Raines
                                    President
                                    THE PROVIDENT RIVERFRONT FUNDS


September 10, 2004

                       COMBINED PROSPECTUS/PROXY STATEMENT

                            DATED SEPTEMBER 10, 2004



  Acquisition of the Assets and Assumption   By and in exchange for Shares of:
       of the Known Liabilities of:

      THE PROVIDENT RIVERFRONT FUNDS                    ARMADA FUNDS

   Riverfront Large Company Select Fund         Armada Large Cap Growth Fund

         Riverfront Balanced Fund             Armada Balanced Allocation Fund

   Riverfront Small Company Select Fund         Armada Small Cap Growth Fund

       Riverfront Select Value Fund             Armada Large Cap Value Fund

      Riverfront U.S. Government Fund         Armada Government Mortgage Fund

   Riverfront U.S. Government Securities    Armada Government Money Market Fund
             Money Market Fund

           5800 Corporate Drive                        760 Moore Road
    Pittsburgh, Pennsylvania 15237-7010     King of Prussia, Pennsylvania 19406
              1-800-424-2295                           1-800-622-FUND


         This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of The Provident Riverfront Funds in connection with the Special Meeting of Shareholders (the "Meeting") of the Riverfront Large Company Select Fund, Riverfront Balanced Fund, Riverfront Small Company Select Fund, Riverfront Select Value Fund, Riverfront U.S. Government Fund, and Riverfront U.S. Government Securities Money Market Fund (each, a "Riverfront Target Fund," and collectively, the "Riverfront Target Funds"), to be held on October 7, 2004 at 2:00 p.m. (Eastern time), at the offices of PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406. At the Meeting, shareholders of each Riverfront Target Fund, voting in the aggregate and not by class, will be asked to consider and approve the Agreement and Plan of Reorganization, the form of which is attached hereto as Exhibit A (the "Reorganization Plan"). The Reorganization Plan contemplates the transfer of the assets and known liabilities of the Riverfront Target Funds to, and in exchange for, shares of the corresponding Armada Large Cap Growth Fund, Armada Balanced Allocation Fund, Armada Small Cap Growth Fund, Armada Large Cap Value Fund, Armada Government Mortgage Fund, and Armada Government Money Market Fund (each, an "Armada Acquiring Fund," and collectively, the "Armada Acquiring Funds"), the distribution of the shares so received to shareholders of the Riverfront Target Funds, and the termination of the Riverfront Target Funds as soon as practicable thereafter (the "Reorganization"). The Armada Acquiring Funds and the Riverfront Target Funds are collectively referred to as the "Funds." Armada Funds' Declaration of Trust does not require shareholders of the Armada Acquiring Funds to approve the Reorganization.

         The Reorganization is expected to be completed at the start of business on October 11, 2004 (the "Effective Time of the Reorganization"). As soon as is conveniently practicable after the Effective Time of the Reorganization, each Riverfront Target Fund will liquidate and distribute pro rata to its shareholders of record the corresponding Armada Acquiring Fund's shares received, so that a holder of shares in the Riverfront Target Fund determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the business day next preceding the Effective Time of Reorganization (the "Valuation Time") will receive a number of shares of the Armada Acquiring Fund with the same aggregate value as the shareholder had in the Riverfront Target Fund at the Valuation Time (the "Effective Time"). At the Effective Time, shareholders of the Riverfront Target Fund approving the Reorganization Plan will become shareholders of the Armada Acquiring Fund. As soon as practicable after the Effective Time of the Reorganization, the Riverfront Target Funds approving the Reorganization Plan will be terminated and The Provident Riverfront Funds, assuming all Riverfront Target Funds approve the Reorganization Plan, shall not conduct any business except in connection with its liquidation, dissolution and deregistration.

         Shareholders of the Riverfront Target Funds will also be asked to approve a new investment advisory agreement between The Provident Riverfront Funds, on behalf of each of the Riverfront Target Funds, and National City Investment Management Company ("IMC") (the "New Agreement"). The New Agreement will replace the current interim investment advisory agreement between The Provident Riverfront Funds, on behalf of the Riverfront Target Funds, and IMC which was approved by the Board of Trustees on June 23, 2004 and is scheduled to expire no later than November 28, 2004 (the "Interim Agreement").

         This Combined Prospectus/Proxy Statement sets forth concisely the information that a shareholder of the Riverfront Target Funds should know before voting on the Reorganization Plan and the New Agreement, and should be retained for future reference. It is both the Riverfront Target Funds' proxy statement for the Meeting and a prospectus for the Armada Acquiring Funds. A Statement of Additional Information dated September 10, 2004, relating to this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in its entirety into this Combined Prospectus/Proxy Statement. A copy of such Statement of Additional Information accompanies the Combined Prospectus/Proxy Statement. Armada Funds will send the Statement of Additional Information within one business day of receipt of your request.

         The following documents contain more detailed information concerning the investment goals, policies, risks and restrictions of the Armada Acquiring Funds and are incorporated by reference into this Combined Prospectus/Proxy
Statement:

         o Prospectus dated October 1, 2003, as amended and restated on June 8, 2004 and supplemented on July 23, 2004, for Armada Funds' A, B and C Shares (Retail) Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds;

         o Prospectus dated October 1, 2003, as amended and restated on June 8, 2004 and supplemented on July 23, 2004, for Armada Funds' I Shares (Institutional) Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds;

         o Prospectus dated October 1, 2003, as supplemented December 1, 2003 and December 19, 2003, for Armada Funds' I Shares (Institutional) Money Market Funds; and

         o Statement of Additional Information dated October 1, 2003, as supplemented December 1, 2003, December 19, 2003, March 9, 2004, March 19, 2004 and July 23, 2004.

         Copies of the relevant Armada Funds' Prospectus(es) accompany this Combined Prospectus/Proxy Statement. Armada Funds' Annual Reports dated May 31, 2004 contain further information about the Armada Acquiring Funds. Armada Funds' Annual Reports and Statement of Additional Information are available upon request without charge by calling 1-800-622-FUND. If you would like to request a copy of these documents, please do so by September 30, 2004, in order to receive them before the Meeting. Armada Funds will make every effort to see that you receive the requested materials before the Meeting.


         The following documents contain more detailed information concerning the investment goals, policies, risks and restrictions of the Riverfront Target Funds and are incorporated by reference into this Combined Prospectus/Proxy
Statement:

         o Combined Prospectus dated February 29, 2004, as supplemented July 1, 2004, for Investor A Shares and Investor B Shares of The Riverfront Large Company Select Fund, The Riverfront Balanced Fund, The Riverfront Small Company Select Fund, The Riverfront Select Value Fund and The Riverfront U.S. Government Fund, and Investor A Shares of The Riverfront U.S. Government Securities Money Market Fund;

         o Prospectus dated February 29, 2004, as supplemented July 1, 2004, for Institutional Shares of The Riverfront U.S. Government Securities Money Market Fund;

         o Statement of Additional Information dated February 29, 2004 (revised April 16, 2004), as supplemented July 1, 2004 for Investor A Shares and Investor B Shares of The Riverfront Large Company Select Fund, The Riverfront Balanced Fund, The Riverfront Small Company Select Fund, The Riverfront Select Value Fund and The Riverfront U.S. Government Fund, and Investor A Shares of The Riverfront U.S. Government Securities Money Market Fund; and

         o Statement of Additional Information dated February 29, 2004 (revised April 16, 2004), as supplemented July 1, 2004 for Institutional Shares of The Riverfront U.S. Government Securities Money Market Fund.


         The Riverfront Target Funds' Annual Report dated December 31, 2003 and Semi-Annual Report as of and for the six month period ended June 30, 2004 contain further information about the Riverfront Target Funds. The Riverfront Target Funds' Prospectuses, Annual and Semi-Annual Reports and Statements of Additional Information are available upon request without charge by calling 1-800-424-2295. If you would like to request a copy of these documents, please do so by September 30, 2004, in order to receive them before the Meeting. The Riverfront Target Funds will make every effort to see that you receive the requested materials before the Meeting.

         Each of the documents for the Riverfront Target Funds and Armada Acquiring Funds mentioned above has been filed with the SEC.

         This Combined Prospectus/Proxy Statement is expected to be mailed to shareholders on or about September 10, 2004.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                           PAGE

SYNOPSIS ..................................................................  6
       Summary of Proposals 1 & 2 .........................................  6
       The Provident Riverfront Funds and Armada Funds ....................  8
       Comparison of Investment Objectives, Principal Investment
         Strategies, Fees and Expenses, and Performance ...................  9
              Riverfront Large Company Select Fund/Armada Large Cap
                Growth Fund ............................................... 11
              Riverfront Balanced Fund/Armada Balanced Allocation Fund .... 19
              Riverfront Small Company Select Fund/Armada Small Cap
                Growth Fund ............................................... 27
              Riverfront Select Value Fund/Armada Large Cap Value Fund .... 34
              Riverfront U.S. Government Fund/Armada Government Mortgage
                Fund ...................................................... 41
              Riverfront U.S. Government Securities Money Market Fund/
                Armada Government Money Market Fund ....................... 48
       Temporary Positions of the Riverfront Target Funds and Armada
          Acquiring Funds ................................................. 55
       Purchase, Exchange and Redemption Procedures ....................... 55
       Dividends and Distributions ........................................ 60
       Investment Adviser ................................................. 61
       Distributor ........................................................ 61
       Other Service Providers ............................................ 62

PRINCIPAL RISK FACTORS OF THE RIVERFRONT TARGET FUNDS AND
       ARMADA ACQUIRING FUNDS ............................................. 62

INVESTMENT LIMITATIONS OF THE RIVERFRONT TARGET FUNDS AND
       ARMADA ACQUIRING FUNDS ............................................. 66


PROPOSAL 1 - APPROVAL OF THE REORGANIZATION PLAN .......................... 69

       Background ......................................................... 69
       Description of the Reorganization Plan ............................. 69
       Board Approval of the Reorganization Plan .......................... 71
       Federal Tax Considerations ......................................... 72
       Capital Loss Carryforwards ......................................... 74


PROPOSAL 2 - APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT ................ 74

       Background ......................................................... 74
       Description of the PIA Agreement ................................... 75
       Description of the Interim Agreement ............................... 76
       Terms of the New Agreement ......................................... 77
       Board Considerations ............................................... 78
       Information About IMC .............................................. 79

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS ............. 80

FINANCIAL HIGHLIGHTS ...................................................... 83

CAPITALIZATION ............................................................ 96

VOTING MATTERS ............................................................ 99
       General Information ................................................ 99
       Voting Rights and Required Vote .................................... 99
       Absence of Dissenting Rights ....................................... 99
       Record Date and Outstanding Shares .................................100
       Security Ownership of Certain Beneficial Owners and Management .....101

ADDITIONAL INFORMATION ....................................................115
       General ............................................................115
       Delivery of Combined Prospectus/Proxy Statement ....................115
       Shareholder Proposals ..............................................115
       Reorganization Expenses ............................................115

OTHER BUSINESS ............................................................116

SHAREHOLDER INQUIRIES .....................................................116

EXHIBIT A -  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

EXHIBIT B -  ADVISORY AGREEMENT

EXHIBIT C -  INTERIM ADVISORY AGREEMENT

                                    SYNOPSIS

         This Synopsis is designed to allow you to compare the current fees, investment goals, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Riverfront Target Funds with those of the Armada Acquiring Funds. It is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement, or incorporated by reference into this Combined Prospectus/Proxy Statement. Shareholders should read this entire Combined Prospectus/Proxy Statement carefully.

SUMMARY OF PROPOSALS 1 & 2


         ABOUT THE FUNDS AND THE PROPOSED REORGANIZATIONS. The Provident Riverfront Funds and Armada Funds are both open-end management investment companies registered with the SEC. The Provident Riverfront Funds is organized as an Ohio business trust and Armada Funds is organized as a Massachusetts business trust. The oversight of the business and affairs of The Provident Riverfront Funds and Armada Funds is the responsibility of their respective Boards of Trustees. The Board of Trustees of The Provident Riverfront Funds believes that the Reorganizations are in the best interests of each Riverfront Target Fund and voted unanimously to recommend approval of the Reorganization Plan to the shareholders of the Riverfront Target Funds. Additionally, the Board of Trustees of Armada Funds voted unanimously to approve the Reorganization Plan and believes that the Reorganizations are in the best interests of shareholders of the Armada Acquiring Funds. Under the Reorganization Plan, each Armada Acquiring Fund would acquire all of the assets of the corresponding Riverfront Target Fund in exchange for (1) the Armada Acquiring Fund's assumption of all of the known liabilities of such Riverfront Target Fund, and (2) the issuance of shares of such Armada Acquiring Fund to the Riverfront Target Fund. The shares of the Armada Acquiring Fund will then be distributed pro rata by the Riverfront Target Fund to its shareholders, and that Riverfront Target Fund will then liquidate completely and dissolve.

         Each Armada Acquiring Fund and corresponding Riverfront Target Fund has received an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code") and, as a condition to completing each Reorganization, counsel for Armada Funds will reaffirm this opinion at the time of closing of the Reorganization. Therefore, no Armada Acquiring Fund or shareholder of its corresponding Riverfront Target Fund will recognize any gain or loss as a result of a Reorganization. If shareholders of each Riverfront Target Fund approve the Reorganization, after the Reorganization of each Riverfront Target Fund is complete, the Riverfront Target Fund will be dissolved and The Provident Riverfront Funds will be dissolved and deregistered.


         The following chart shows the Armada Acquiring Fund into which each Riverfront Target Fund will be reorganized if shareholders of that Riverfront Target Fund approve the Reorganization Plan, and the class of shares of the Armada Acquiring Fund to be received by the Riverfront Target Fund shareholders. The Riverfront Target Funds and the Armada Acquiring Funds correspond to one another as follows:

 RIVERFRONT TARGET FUNDS AND CLASSES         ARMADA ACQUIRING FUNDS AND CLASSES

 Riverfront Large Company Select Fund        Armada Large Cap Growth Fund
          Investor A Shares                           Class I Shares
          Investor B Shares                           Class A Shares

 Riverfront Balanced Fund                    Armada Balanced Allocation Fund
          Investor A Shares                           Class I Shares
          Investor B Shares                           Class A Shares

 Riverfront Small Company Select Fund        Armada Small Cap Growth Fund
          Investor A Shares                           Class I Shares
          Investor B Shares                           Class A Shares

 Riverfront Select Value Fund                Armada Large Cap Value Fund
          Investor A Shares                           Class I Shares
          Investor B Shares                           Class A Shares

 Riverfront U.S. Government Fund             Armada Government Mortgage Fund
          Investor A Shares                           Class I Shares
          Investor B Shares                           Class A Shares

 Riverfront U.S. Government Securities
 Money Market Fund                           Armada Government Money Market Fund
          Investor A Shares                           Class I Shares
          Institutional Shares                        Class I Shares



         APPROVAL OF THE NEW AGREEMENT. On July 1, 2004, National City Corporation ("NCC"), the parent company of IMC, acquired Provident Financial Group, Inc. ("Provident"), located in Cincinnati, Ohio, as well as its affiliated entity, Provident Investment Advisors, Inc. ("PIA"), which served as the previous investment adviser to The Provident Riverfront Funds. As a consequence of the purchase of Provident by NCC (the "Acquisition"), the investment advisory agreement under which PIA served as investment adviser to each of the Riverfront Target Funds automatically terminated as required by law. Generally, shareholders of a fund must approve an advisory agreement before it takes effect. In this case, the Board of Trustees of The Provident Riverfront Funds, including a majority of the Trustees who are not "interested persons" of The Provident Riverfront Funds, as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), relied on Rule 15a-4 under the 1940 Act, which enabled the Board to approve the Interim Agreement on June 23, 2004. In accordance with the terms of the Interim Agreement, IMC will serve as investment adviser to the Riverfront Target Funds until shareholders can consider and approve the Reorganization Plan, and for a limited period thereafter if shareholders do not approve the Reorganization Plan.

         Under Rule 15a-4, an adviser can serve pursuant to an interim advisory agreement for up to 150 days while the fund seeks shareholder approval of a new investment advisory agreement. Rule 15a-4 imposes the following conditions, all of which were met in the case of the Interim Agreement relating to the Riverfront Target Funds: (i) the compensation under the interim contract may be no greater than under the previous contract; (ii) the fund's board of trustees, including a majority of the independent trustees, has voted in person to approve the interim contract before the previous contract is terminated; (iii) the fund's board of trustees, including a majority of the independent trustees, determines that the scope and quality of services to be provided to the fund under the interim contract will be at least equivalent to the scope and quality of services provided under the previous contract; (iv) the interim contract provides that the fund's board of trustees or a majority of the fund's outstanding voting securities may terminate the contract at any time, without the payment of any penalty, on not more than 10 calendar days written notice to the investment adviser; (v) the interim contract contains the same provisions as the previous contract with the exception of effective and termination dates, provisions required by Rule 15a-4 and other differences determined to be immaterial by the board of the fund; and (vi) the interim contract provides, in accordance with the specific provisions of Rule 15a-4, for the establishment of an escrow account for fees received under the interim contract pending approval of a new contract by shareholders.

         The advisory fees earned by IMC under the Interim Agreement are being held in an escrow account until the Meeting. If the New Agreement is approved, IMC will receive the escrowed fees plus interest. If the New Agreement is not approved, IMC will be able to receive fees under the Interim Agreement limited to the lesser of (i) the costs it incurred in advising the Riverfront Target Funds during the term of the Interim Agreement (plus interest) and (ii) the total in the escrow account (plus interest).

         As part of its consideration in appointing IMC as the adviser under the Interim Agreement, the Board of Trustees considered, among other things, (i) IMC's extensive experience in managing mutual funds, (ii) the investment performance of other mutual funds managed by IMC that are similar to the Riverfront Target Funds, and (iii) the fact that advisory fees paid by the Riverfront Target Funds under the Interim Agreement would not increase from those paid to PIA. Armada Funds was established on January 28, 1986 and currently offers 30 separate series, each with its own investment objective and strategies. IMC, or its affiliates, provide investment advisory services to all of the series within Armada Funds, and as of June 30, 2004, IMC had approximately $27.4 billion in assets under management.


         FEDERAL TAX CONSEQUENCES. The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, neither the Riverfront Target Fund, Armada Acquiring Fund, nor their respective shareholders, will recognize gain or loss in the transactions contemplated by the Reorganization. The Provident Riverfront Funds has received an opinion from counsel to Armada Funds to that effect and, as a condition to completing each Reorganization, counsel to Armada Funds will reaffirm this opinion at the time of closing of the Reorganization. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.


THE PROVIDENT RIVERFRONT FUNDS AND ARMADA FUNDS

         The Provident Riverfront Funds, organized as an Ohio business trust, is an open-end, management investment company that was originally established under the laws of the State of Maryland on March 27, 1990. On and as of September 30, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation with MIM Mutual Funds, Inc. ("MIM"): (a) the Riverfront U.S. Government Securities Money Market Fund acquired all of the assets and liabilities of the MIM Money Market Fund; (b) the Riverfront Select Value Fund acquired all of the assets and liabilities of the MIM Bond Income Fund, the MIM Stock Income Fund and the AFA Equity Income Fund; and (c) the Riverfront Small Company Select Fund (at that time named the Stock Appreciation Fund) acquired all of the assets and liabilities of the MIM Stock Growth Fund, and the MIM Stock Appreciation Fund (collectively, the "MIM Reorganization"). In exchange for such assets and liabilities, each series of The Provident Riverfront Funds issued a number of its Investor A Shares equal in value to the net assets of the corresponding MIM Fund acquired in the MIM Reorganization. For accounting and performance purposes, the MIM Stock Appreciation Fund is considered to be the predecessor of the Riverfront Small Company Select Fund; therefore, performance and financial information of the Riverfront Small Company Select Fund prior to September 30, 1995, relates to the operations of the MIM Stock Appreciation Fund prior to the MIM Reorganization.

         On December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization by completing a reorganization with The Riverfront Funds, an Ohio business trust organized on October 6, 1996 for such a purpose. On December 8, 2000, the Riverfront Income Equity Fund changed its name to the Riverfront Select Value Fund. On February 8, 2004, The Riverfront Funds changed its name to The Provident Riverfront Funds. On February 20, 2004, the Riverfront U.S. Government Income Fund changed its name to the Riverfront U.S. Government Fund.

         Armada Funds was organized as a Massachusetts business trust on January 28, 1986. Armada Funds is a series fund authorized to issue separate classes or series of shares of beneficial interest. Armada Funds is registered as an open-end management investment company. Each Armada Acquiring Fund is diversified.

         Armada Government Mortgage Fund commenced operations as a separate investment portfolio (the "Parkstone U.S. Government Income Fund") of The Parkstone Group of Funds. On June 10, 2000, the Parkstone U.S. Government Income Fund was reorganized as Armada U.S. Government Income Fund. On February 1, 2004, Armada U.S. Government Income Fund changed its name to the Armada Government Mortgage Fund. Until October 1, 2003, Armada Large Cap Growth Fund was known as Armada Equity Growth Fund.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, FEES AND EXPENSES, AND PERFORMANCE

         Set forth below is a comparison of each Riverfront Target Fund's and corresponding Armada Acquiring Fund's (1) investment objective and principal investment strategies, (2) fees and expenses, and (3) performance. Each Fund has its own investment objective and principal investment strategies for trying to achieve that objective. Both the Riverfront Target Funds and the Armada Acquiring Funds offer multiple share classes. It is anticipated that shareholders owning Investor A Shares of the Riverfront Target Funds will receive Class I Shares of the Armada Acquiring Funds, shareholders owning Investor B Shares of the Riverfront Target Funds will receive Class A Shares of the Armada Acquiring Funds, and shareholders owning Institutional Shares of the Riverfront U.S. Government Securities Money Market Fund will receive Class I Shares of the Armada Government Money Market Fund.

         Investor A Shares of the Riverfront Target Funds and Class A Shares of the Armada Acquiring Funds have front-end sales charges (a charge imposed on purchases) and lower operating expenses than Investor B Shares of the Riverfront Target Funds and Class B Shares of the Armada Acquiring Funds, respectively. The Riverfront Target Funds' Investor B Shares and Armada Acquiring Funds' Class B Shares have contingent deferred sales charges (a charge imposed on sales or redemptions) and higher operating expenses. The Riverfront Target Funds' Institutional Shares and Armada Acquiring Funds' Class I Shares do not impose front-end sales charges or contingent deferred sales charges. There are differences between the Riverfront Target Funds and Armada Acquiring Funds with regard to the front-end loads, contingent deferred sales charges, and operating expenses as described under "Fees and Expenses" below. In addition, please see the Funds' prospectuses for more complete information.

         The Riverfront Target Funds and the Armada Acquiring Funds, like all mutual funds, incur certain expenses in their operations and, as a shareholder of a Fund, you pay these expenses indirectly. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder support services, and other activities.

--------------------------------------------------------------------------------------------------------------------------
RIVERFRONT LARGE COMPANY SELECT FUND                            ARMADA LARGE CAP GROWTH FUND
(Riverfront Target Fund)                                        (Armada Acquiring Fund)
ASSETS AS OF MAY 31, 2004: $25,279,655                          ASSETS AS OF MAY 31, 2004: $734,647,329
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:  Large Company Select Fund's objective    INVESTMENT OBJECTIVE:  Large Cap Growth Fund's
is to seek long-term growth of capital. Current income is a     investment objective is to provide capital appreciation
secondary objective.                                            by investing in a diversified portfolio of publicly
                                                                traded larger cap equity securities.
The investment objective may not be changed without a
shareholder vote.                                               The investment objective may be changed without a
                                                                shareholder vote.
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY: Large Company Select Fund        PRINCIPAL INVESTMENT STRATEGY: Large Cap Growth Fund
pursues its objective by investing, under normal                pursues its investment objective by employing a
circumstances, at least 80% of its total assets (plus           philosophy combining disciplined portfolio construction
borrowings for investment purposes) in common stocks and        with flexible security selection.  The Fund is generally
securities convertible into common stocks, such as bonds and    a focused portfolio and is invested sector neutral to
preferred stocks, of U.S. issuers with market                   the Russell 1000 Growth Index.  A large portion of the
capitalizations, at the time of acquisition, that fall within   Fund will be invested in companies with market
the market capitalization range of the Standard & Poor's 500    capitalizations similar to the Russell 1000 Growth Index.
Index ("S&P 500 Index").  Large Company Select Fund will
provide shareholders with at least 60 days notice before        Under normal circumstances, at least 80% of Large Cap
changing this 80% policy.                                       Growth Fund's net assets plus any borrowings for
                                                                investment purposes will be invested in equity
                                                                securities issued by large cap companies.  Large Cap
As of March 31, 2004, the market capitalization range for the   Growth Fund will provide shareholders with at least 60
S&P 500 Index was from $920 million to $311 billion.            days notice before changing this 80% policy.


                                                                Large Cap Growth Fund considers a large capitalization
                                                                or "large cap" company to be one that has a market
                                                                capitalization at the time of purchase of $3 billion
                                                                or more.
--------------------------------------------------------------------------------------------------------------------------

         In selecting portfolio securities for the Riverfront Target Fund, the adviser considers numerous fundamental factors and criteria in an effort to identify issuers that offer above average growth prospects relative to the S&P 500 Index. Some of the fundamental factors examined include earnings growth, earnings stability, revenue growth, cash flow growth, and profitability measures such as return on equity and gross margins. While the Riverfront Target Fund will generally invest in the equity securities of issuers with market capitalizations, at the time of acquisition, that fall within the market capitalization range of the S&P 500 Index, it may buy securities in initial public offerings and will generally participate in such offerings without regard to market capitalization of the issuer. The Riverfront Target Fund uses a sector weighted selection process based upon its economic view of the market and uses fundamental analysis of individual companies in which it intends to invest. Fundamental analysis includes an examination of an issuer's financial condition, business strength, brand awareness and competitive position.

         The adviser uses the Russell 1000 Growth Index for portfolio modeling and comparison purposes. The Riverfront Target Fund typically will over-weight (having a relatively greater percentage of its assets invested in a sector than the Russell 1000 Growth Index allocation in that sector) the sectors perceived by the adviser to be faster growing and under-weight (having a relatively smaller percentage of its assets invested in a sector than the Russell 1000 Growth Index allocation in that sector) in the sectors perceived by the adviser to be slower growing. Other important factors in security selection include: quality of management, competitive positioning of the companies within their industries, and stability of ongoing growth in revenue and earnings.


         In buying and selling securities for the Armada Acquiring Fund, IMC selects common stocks based on a number of factors, including historical and projected earnings growth, earnings quality and liquidity, each in relation to the market price of the stock. Stocks purchased for the Armada Acquiring Fund generally will be listed on a national securities exchange, but may be unlisted securities with an established over-the-counter ("OTC") market. IMC also uses an active trading approach. IMC may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity. While the policies of the Armada Acquiring Fund permit investments in OTC securities, the Armada Acquiring Fund does not currently invest in such securities. The Riverfront Target Fund may also trade derivative contracts OTC in transactions negotiated directly between the Riverfront Target Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


         The Riverfront Target Fund may invest up to 50% of its total assets in any one sector the adviser deems appropriate, while the Armada Acquiring Fund limits the total amount of assets invested in any one sector to 25%. The Riverfront Target Fund may also invest up to 15% of its total assets in foreign securities either directly or through the purchase of American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs") and may also invest in securities issued by foreign branches of U.S. banks and foreign banks and in U.S. dollar-denominated commercial paper of a foreign issuer. The Armada Acquiring Fund may invest up to 20% of its assets in the foreign securities described in the preceding sentence and may also purchase debt obligations issued or guaranteed by foreign governments (including states, provinces and municipalities), or by their agencies, authorities or instrumentalities.

         FEES AND EXPENSES

         The following comparative fee tables show the fees for Investor A Shares of the Riverfront Target Fund versus Class I Shares of the Armada Acquiring Fund, and Investor B Shares of the Riverfront Target Fund versus Class A Shares of the Armada Acquiring Fund as of May 31, 2004. As indicated below, the Total Annual Fund Operating Expenses of the Armada Acquiring Fund (currently and following the Reorganization) are lower than those of the Riverfront Target Fund. The pro forma tables show the Armada Acquiring Fund's fees and expenses assuming that the Reorganization is approved by the shareholders of the Riverfront Target Fund.

                                                               RIVERFRONT
                                                               LARGE COMPANY    ARMADA
                                                               SELECT FUND -    LARGE CAP
                                                               INVESTOR A       GROWTH FUND -     PRO FORMA
                                                               SHARES           CLASS I SHARES    ARMADA LARGE
                                                               (RIVERFRONT      (ARMADA           CAP GROWTH FUND
                                                               TARGET FUND) 1   ACQUIRING FUND)   - CLASS I SHARES 1
                                                               -----------------------------------------------------
SHAREHOLDER FEES (paid directly from your investment)
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                               4.50%            None              None
--------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
   net asset value)                                            None             None              None
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering
   price)                                                      None             None              None
--------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                 None             None              None
--------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                   None             None              None
--------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                       0.80%            0.75%             0.75%
--------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                       0.25%            0.10% 2           0.10% 2
--------------------------------------------------------------------------------------------------------------------
Other Expenses                                                 0.90%            0.13%             0.13%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating
   Expenses                                                    1.95%            0.98%             0.98%
--------------------------------------------------------------------------------------------------------------------



-----------------------------
1 If shareholders of the Riverfront Large Company Select Fund approve the Reorganization, Investor A shareholders will incur the expenses of the Armada Acquiring Fund as shown in the "Pro Forma - Armada Large Cap Growth Fund - Class I Shares" column.
2 Actual Distribution and/or Service (12b-1) Fees incurred by the Armada Acquiring Fund's Class I Shares during the last fiscal year were 0.05%. The Armada Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Armada Acquiring Fund's distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% during the current fiscal year.


         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

         The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:


FUND                                                         1 YEAR         3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------
Riverfront Large Company Select Fund - Investor A            $639           $1,035      $1,455       $2,622
Armada Large Cap Growth Fund - Class I                       $95            $296        $515         $1,143
Pro Forma - Armada Large Cap Growth Fund - Class I           $95            $296        $515         $1,143

                                                      RIVERFRONT LARGE      ARMADA LARGE CAP
                                                      COMPANY SELECT FUND   GROWTH FUND - CLASS A
                                                      - INVESTOR B SHARES   SHARES                PRO FORMA - ARMADA
                                                      (RIVERFRONT TARGET    (ARMADA ACQUIRING     LARGE CAP GROWTH FUND
                                                      FUND)1                FUND)                 - CLASS A SHARES 1
                                                      -------------------------------------------------------------------

SHAREHOLDER FEES (paid directly from your
   investment)
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases      None                  5.50% 2               5.50% 2
   (as a percentage of offering price)
-------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)                     4.00% 3               None                  None
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends and Other Distributions
   (as a percentage of offering price)                None                  None                  None
-------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
   redeemed, if applicable)                           None                  None                  None
-------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                          None                  None                  None
-------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                              0.80%                 0.75%                 0.75%
--------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees              1.00%                 0.10% 4               0.10% 4
-------------------------------------------------------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------------------------------------------------------
   Non-12b-1 Shareholder Servicing Fees               None                  0.25% 5               0.25% 5
-------------------------------------------------------------------------------------------------------------------------
   Other                                              0.90%                 0.13%                 0.13%
-------------------------------------------------------------------------------------------------------------------------
Total Other Expenses                                  0.90%                 0.38%                 0.38%
-------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  2.70% 6               1.23%                 1.23%
-------------------------------------------------------------------------------------------------------------------------



-----------------------------
1 If shareholders of the Riverfront Large Company Select Fund approve the Reorganization, Investor B shareholders will incur the expenses of the Armada Acquiring Fund as shown in the "Pro Forma - Armada Large Cap Growth Fund - Class A Shares" column.
2 This sales charge varies depending upon how much you invest. For more information see the Armada Acquiring Fund's prospectus.
3 The contingent deferred sales charge is 4.00% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. For more information see the section entitled "Purchase, Exchange and Redemption Procedures - Sales Charges" below.
4 Actual Distribution and/or Service (12b-1) Fees incurred by the Armada Acquiring Fund's Class A Shares during the last fiscal year were 0.05%. The Armada Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Armada Acquiring Fund's distribution plan for Class A Shares, but expects such reimbursements to be no more than 0.05% during the current fiscal year.
5 Certain financial institutions may provide administrative services to their customers who own Class A Shares of the Armada Acquiring Fund and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class A Shares.
6 After Investor B Shares of the Riverfront Target Fund have been held for eight years from the date of purchase, they will automatically convert to Investor A Shares on or about the 15th day of the following month. Investor A Shares incur lower operating expenses than Investor B Shares.

         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

         The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same, you reinvest all dividends and distributions, and your Investor B Shares of the Riverfront Target Funds convert to Investor A Shares of the Riverfront Target Fund after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

FUND                                     1 YEAR     3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 Riverfront Large Company Select Fund
 -  Investor B 1                         $673       $1,238    $1,630    $2,851
 Riverfront Large Company Select Fund
 - Investor B 2                          $273       $838      $1,430    $2,851
 Armada Large Cap Growth Fund - Class
 A                                       $664       $904      $1,163    $1,903
 Pro Forma - Armada Large Cap Growth
 Fund - Class A                          $664       $904      $1,163    $1,903

1 If you sell your shares at the end of the period.
2 If you do not sell your shares at the end of the period.


         PERFORMANCE

         The bar charts and the performance tables (before and after taxes) below illustrate the volatility of an investment in each Fund. The Funds' past performance does not necessarily indicate how the Funds will perform in the future.

         The bar charts show changes in the performance of the Armada Acquiring Fund's Class I Shares and the Riverfront Target Fund's Investor A Shares from year to year. The bar chart for the Riverfront Target Fund does not reflect sales charges. If sales charges had been reflected, the returns for Investor A Shares of the Riverfront Target Fund would be less than those shown below. The performance of Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund will differ from that of Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund, respectively, due to differences in expenses.

ARMADA LARGE CAP GROWTH FUND - CLASS I SHARES
(ARMADA ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS

------------------------------------------------------------------------------------------------
1994        1995     1996     1997     1998     1999     2000      2001       2002       2003
------------------------------------------------------------------------------------------------
(0.79)%     28.93%   20.33%   36.61%   29.09%   22.98%   (5.21)%   (16.31)%   (28.17)%   20.10%
------------------------------------------------------------------------------------------------

             -----------------------------------------------------------
                                  QUARTER ENDED
             -----------------------------------------------------------
             BEST QUARTER                12/31/98             22.87%
             -----------------------------------------------------------
             WORST QUARTER               03/31/01            (16.11)%
             -----------------------------------------------------------



RIVERFRONT LARGE COMPANY SELECT FUND - INVESTOR A SHARES
(RIVERFRONT TARGET FUND)
CALENDAR YEAR TOTAL RETURNS 1

------------------------------------------------------------------------------------------------
1994        1995     1996     1997     1998     1999     2000      2001       2002       2003
-----------------------------------------------------------------------------------------------
0.68%       35.35%   24.38%   27.93%   39.03%   33.57%   (20.09)%  (27.14)%   (26.61)%   21.60%
-----------------------------------------------------------------------------------------------


             -----------------------------------------------------------
                                  QUARTER ENDED
             -----------------------------------------------------------
             BEST QUARTER                12/31/98             32.35%
             -----------------------------------------------------------
             WORST QUARTER               09/30/01            (21.15)%
             -----------------------------------------------------------



1 Total returns include the performance of certain collective trust fund accounts advised by The Provident Bank (former adviser to the Riverfront Large Company Select Fund), as adjusted to reflect expenses associated with the Riverfront Large Company Select Fund.



         The following tables compare the average annual total returns for the periods ended December 31, 2003 of the Armada Acquiring Fund and of the Riverfront Target Fund to those of the S&P 500 Composite Stock Price Index and the Russell 1000 Growth Index, after taking into account applicable sales charges for each Fund.

         After-tax returns are shown for only Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund. After-tax returns for Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003

                                                 1 YEAR     5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------
 RIVERFRONT LARGE COMPANY SELECT FUND
 INVESTOR A SHARES 1
 Returns Before Taxes                            16.16%     (7.89)%         7.16%
 Returns After Taxes on Distributions            16.16%     (8.58)%         5.76%
Returns After Taxes on Distributions and
   Sale of Fund Shares                           10.51%     (5.85)%         5.74%
-------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 2
   (reflects no deduction for fees, expenses
   or taxes)                                     28.68%     (0.57)%         11.07%
-------------------------------------------------------------------------------------------
Russell 1000 Growth Index 3 (reflects no
   deduction for fees, expenses or taxes)        29.75%     (5.11)%          9.21%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 ARMADA LARGE CAP GROWTH FUND
 CLASS I SHARES
 Returns Before Taxes                            20.10%     (3.39)%         8.61%
 Returns After Taxes on Distributions            19.90%     (3.70)%         7.01%
 Returns After Taxes on Distributions and
   Sale of Fund Shares                           13.06%     (2.93)%         6.69%
-------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index 2
   (reflects no deduction for fees, expenses
   or taxes)                                     28.68%     (0.57)%         11.07%
-------------------------------------------------------------------------------------------
 Russell 1000 Growth Index 3,4 (reflects no
   deduction for fees, expenses or taxes)        29.75%     (5.11)%         9.21%
-------------------------------------------------------------------------------------------


                                                 1 YEAR     5 YEARS         10 YEARS      SINCE          DATE OF
                                                                                          INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
 RIVERFRONT LARGE COMPANY SELECT FUND
 INVESTOR B SHARES                               16.67%     (8.07)%         N/A           2.27%          1/2/97
--------------------------------------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index 2
   (reflects no deduction for fees, expenses
   or taxes)                                     28.68%     (0.57)%         N/A           7.57%          Since 12/31/96
--------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index 3 (reflects no
   deduction for fees, expenses or taxes)        29.75%     (5.11)%         N/A           4.84%          Since 12/31/96
--------------------------------------------------------------------------------------------------------------------------
 ARMADA LARGE CAP GROWTH FUND
 CLASS A SHARES                                  13.16%     (4.75)%         7.71%         N/A
--------------------------------------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index 2
   (reflects no deduction for fees, expenses
   or taxes)                                     28.68%     (0.57)%         11.07%        N/A
--------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Growth Index 3,4 (reflects no
   deduction for fees, expenses or taxes)        29.75%     (5.11)%         9.21%         N/A
--------------------------------------------------------------------------------------------------------------------------

-------------
1 The average annual total returns for Investor A Shares includes the performance of certain collective trust fund accounts advised by The Provident Bank (former adviser to the Riverfront Large Company Select Fund), for periods dating back to August 30, 1986, as adjusted to reflect for expenses associated with the Riverfront Large Company Select Fund.
2 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
3 The Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.

4 On May 11, 2004, Armada Large Cap Growth Fund's benchmark was changed from the S&P 500 Composite Stock Price Index to the Russell 1000 Growth Index. IMC believes that this index serves as a better comparison for the Fund.

--------------------------------------------------------------------------------------------------------------------------
RIVERFRONT BALANCED FUND                                        ARMADA BALANCED ALLOCATION FUND
(Riverfront Target Fund)                                        (Armada Acquiring Fund)
ASSETS AS OF MAY 31, 2004:  $14,096,391                         ASSETS AS OF MAY 31, 2004: $162,371,086
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:  Balanced Fund's objective is to seek     INVESTMENT OBJECTIVE:  Balanced Allocation Fund's
long-term growth of capital with some current income as a       investment objective is to provide long-term capital
secondary objective.                                            appreciation and current income.


The investment objective may not be changed without a           The investment objective may be changed without a
shareholder vote.                                               shareholder vote.

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY: Balanced Fund pursues its        PRINCIPAL INVESTMENT STRATEGY: Balanced Allocation Fund
objective by investing in common stocks, preferred stocks,      intends to invest 45% to 75% of its net assets in equity
investment grade fixed income securities and securities         securities, such as common stocks and convertible
convertible into common stocks. Equity securities will          securities, 25% to 55% of its net assets in investment
generally be those of large cap issuers with a market           grade fixed income securities, such as corporate bonds,
capitalization, at the time of acquisition, that falls within   U.S. government and agency securities, mortgage-backed
the market capitalization range of the S&P 500 Index.  Fixed    securities and asset-backed securities, and up to 30% of
income securities will generally be investment grade with at    its net assets in cash and cash equivalent securities.
least 25% of the Balanced Fund's total assets invested in       U.S. government securities may include securities issued
U.S. Treasury securities or agency securities.                  or guaranteed by agencies, authorities, instrumentalities
                                                                or sponsored enterprises of the U.S. government, such
                                                                as Government National Mortgage Association ("GNMA"),
                                                                Federal National Mortgage Association ("FNMA"), Federal
                                                                Home Loan Mortgage Corporation ("FHLMC") an Federal Home
                                                                Loan Banks ("FHLB"), as well as obligations issued or
                                                                guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds.

                                                                Balanced Allocation Fund may invest up to 20% of its
                                                                total assets at the time of purchase in foreign
                                                                securities (which includes common stock, preferred stock
                                                                and convertible bonds of companies headquartered outside
                                                                the United States). Balanced Allocation Fund also invest
                                                                in the common stock of small capitalization companies.

--------------------------------------------------------------------------------------------------------------------------


         The Riverfront Target Fund can own a combination of equity securities, fixed income securities, convertible securities and cash equivalents. The adviser determines the Riverfront Target Fund's asset allocation among these types of investments on an ongoing basis. Asset allocation decisions are based upon a strategic view of the economy and the financial markets and are focused on balancing the risk and return characteristics.

         The portion of the Riverfront Target Fund's portfolio invested in equity securities will generally be invested in issuers with above-average growth prospects and market capitalization, at the time of acquisition, that falls within the market capitalization range of the S&P 500 Index. The adviser will consider an issuer's revenue, earnings and cash flow growth when determining which issuers appear to present the opportunity for above-average growth. The adviser believes that the Riverfront Target Fund will, under normal market conditions, invest at least 40% and not more than 75% of its total assets in common stocks. With respect to the Armada Acquiring Fund, it invests 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities. IMC, the Armada Acquiring Fund's investment adviser, buys and sells equity securities based on their potential for long-term capital appreciation.

         The portion of the Riverfront Target Fund's portfolio invested in fixed income securities will generally be invested in investment grade instruments. The Riverfront Target Fund will invest at least 25% of its total assets in U.S. Treasury securities or agency securities. The Riverfront Target Fund will invest in Treasury securities generally and without limitation as to duration parameters, based upon the adviser's determination of current economic and market conditions. Duration measures the price sensitivity of a fixed income security to changes in interest rates, and is an alternative measure to a security's maturity.


         The Armada Acquiring Fund intends to invest 25% to 55% of its net assets in investment grade fixed income securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities and asset-backed securities. The Armada Acquiring Fund invests the fixed income portion of its portfolio of investments in a broad range of investment grade debt securities (which are those rated at the time of investment in one of the four highest rating categories by a major rating agency) for current income. If a fixed income security is downgraded, IMC will re-evaluate the holding to determine whether it is in the best interests of investors to sell. IMC buys and sells fixed income securities and cash equivalents based on a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. Furthermore, the Armada Acquiring Fund may invest up to 30% of its net assets in cash and cash equivalent securities for stability and liquidity purposes. In the event the Armada Acquiring Fund invests a significant portion of its assets in cash and cash equivalents, the Armada Acquiring Fund may forego greater investment return for stability and liquidity purposes.


         Due to its investment strategy, the Armada Acquiring Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower the Armada Acquiring Fund's performance.

         Both the Riverfront Target Fund and the Armada Acquiring Fund may invest up to 20% of their total assets in foreign securities either directly or through the purchase of ADRs or EDRs and may also invest in securities issued by foreign branches of U.S. banks and foreign banks and in U.S. dollar-denominated commercial paper of a foreign issuer. The Funds may also purchase debt obligations issued or guaranteed by foreign governments (including states, provinces and municipalities), or by their agencies, authorities or instrumentalities. In addition, the Riverfront Target Fund may invest up to 50% of its total assets in any one sector that the adviser deems appropriate, while the Armada Acquiring Fund has a corresponding 25% limitation.

         FEES AND EXPENSES

         The following comparative fee tables show the fees for Investor A Shares of the Riverfront Target Fund versus Class I Shares of the Armada Acquiring Fund and Investor B Shares of the Riverfront Target Fund versus Class A Shares of the Armada Acquiring Fund as of May 31, 2004. As indicated below, the Total Annual Fund Operating Expenses of the Armada Acquiring Fund (currently and following the Reorganization) are lower than those of the Riverfront Target Fund. The pro forma tables show the Armada Acquiring Fund's fees assuming that the Reorganization is approved by shareholders of the Riverfront Target Fund.

                                                               RIVERFRONT       ARMADA
                                                               BALANCED FUND    BALANCED             PRO FORMA
                                                               - INVESTOR A     ALLOCATION FUND -    ARMADA BALANCED
                                                               SHARES           CLASS I              ALLOCATION FUND
                                                               (RIVERFRONT      SHARES (ARMADA       A CLASS I
                                                               TARGET FUND)1    ACQUIRING FUND)      SHARES 1
                                                               -----------------------------------------------------
SHAREHOLDER FEES (paid directly from your investment)
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                               4.50%            None                 None
--------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
   net asset value)                                            None             None                 None
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering
   price)                                                      None             None                 None
--------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                 None             None                 None
--------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                   None             None                 None
--------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from Fund assets, as a percentage of average net assets)
Investment Advisory Fees                                       0.90% 2          0.75%                0.75%
--------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                       0.25%            0.10% 3              0.10% 3
--------------------------------------------------------------------------------------------------------------------
Other Expenses                                                 0.95%            0.20%                0.20%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating
   Expenses                                                    2.10% 2          1.05% 3              1.05% 3
--------------------------------------------------------------------------------------------------------------------


-----------------------------
1 If shareholders of the Riverfront Balanced Fund approve the Reorganization, Investor A shareholders will incur the expenses of the Armada Acquiring Fund as shown in the "Pro Forma - Armada Balanced Allocation Fund - Class I Shares" column.
2 PIA waived a portion of its advisory fees for the Riverfront Target Fund during the last fiscal year. After this fee waiver, the Riverfront Target Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses were 0.80% and 2.00%, respectively. Under the Interim Agreement and the New Agreement, IMC contractually agreed to maintain the advisory fee at 0.80% so that the Riverfront Target Fund's expenses will remain the same until the Reorganization is completed.
3 Actual Distribution and/or Service (12b-1) Fees incurred by the Armada Acquiring Fund's Class I Shares during the last fiscal year were 0.05%. The Armada Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Armada Acquiring Fund's distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% during the current fiscal year.


         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

         The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:


FUND                                                         1 YEAR         3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------
Riverfront Balanced Fund - Investor A                        $644           $1,069      $1,519       $2,764
Armada Balanced Allocation Fund - Class I                    $102           $318        $552         $1,225
Pro Forma - Armada Balanced Allocation Fund  - Class I       $102           $318        $552         $1,225

                                                         RIVERFRONT           ARMADA BALANCED
                                                         BALANCED FUND -      ALLOCATION FUND -    PRO FORMA - ARMADA
                                                         INVESTOR B SHARES    CLASS A SHARES       BALANCED ALLOCATION
                                                         (RIVERFRONT TARGET   (ARMADA ACQUIRING    FUND - CLASS A
                                                         FUND)1               FUND)                SHARES 1
                                                         ----------------------------------------------------------------
SHAREHOLDER FEES (paid directly from your
   investment)
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                   None                 4.75% 2              4.75% 2
-------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)                        4.00% 3               None                None
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a
   percentage of offering price)                         None                 None                 None
-------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                        None                 None                 None
-------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                             None                 None                 None
-------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                 0.90% 4              0.75%                0.75%
-------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                0.10% 5              0.10% 5
-------------------------------------------------------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------------------------------------------------------
   Non-12b-1 Shareholder Servicing Fees                  None                 0.25% 6              0.25% 6
-------------------------------------------------------------------------------------------------------------------------
   Other                                                 0.95%                0.20%                0.20%
-------------------------------------------------------------------------------------------------------------------------
Total Other Expenses                                     0.95%                0.45%                0.45%
-------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                     2.85% 3,4,7          1.30%                1.30%
-------------------------------------------------------------------------------------------------------------------------



-----------------------------
1 If shareholders of the Riverfront Balanced Fund approve the Reorganization, Investor B shareholders will incur the expenses of the Armada Acquiring Fund as shown in the "Pro Forma - Armada Balanced Allocation Fund - Class A Shares" column.
2 This sales charge varies depending upon how much you invest. See the Armada Acquiring Fund's prospectus.
3 The contingent deferred sales charge is 4.00% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. For more information see the section entitled "Purchase, Exchange and Redemption Procedures - Sales Charges" below.
4 PIA waived a portion of its advisory fees for the Riverfront Target Fund during the last fiscal year. After this fee waiver, the Riverfront Target Fund's Investment Advisory Fees and Total Annual Operating Expenses were 0.80% and 2.75%, respectively. Under the Interim Agreement and the New Agreement, IMC contractually agreed to maintain the advisory fee at 0.80% so that the Riverfront Target Fund's expenses will remain the same until the Reorganization is completed.
5 Actual Distribution and/or Service (12b-1) Fees incurred by the Armada Acquiring Fund's Class A Shares during the last fiscal year were 0.05%. The Armada Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Armada Acquiring Fund's distribution plan for Class A Shares, but expects such reimbursements to be no more than 0.05% during the current fiscal year.

6 Certain financial institutions may provide administration services to their customers who own Class A Shares of the Armada Acquiring Fund and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class A Shares.
7 After Investor B Shares of the Riverfront Target Fund have been held for eight years from the date of purchase, they will automatically convert to Investor A Shares on or about the 15th day of the following month. Investor A Shares incur lower operating expenses than Investor B Shares.


         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

         The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same, you reinvest all dividends and distributions, and your Investor B Shares convert to Investor A Shares of the Riverfront Target Fund after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:


FUND                                  1 YEAR    3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------

 Riverfront Balanced Fund -
 Investor B 1                         $678       $1,274     $1,695     $2,991
 Riverfront Balanced Fund -
 Investor B 2                         $278       $874       $1,495     $2,991
 Armada Balanced Allocation Fund -
 Class A                              $596       $853       $1,129     $1,915
 Pro Forma - Armada Balanced
 Allocation Fund - Class A            $596       $853       $1,129     $1,915

    1 If you sell your shares at the end of the period.
    2 If you do not sell your shares at the end of the period.

         PERFORMANCE

         The bar charts and performance tables (before and after taxes) below illustrate the volatility of an investment in each Fund. The Fund's past performance does not necessarily indicate how the Funds will perform in the future.

         The bar charts show changes in the performance of the Armada Acquiring Fund's Class I Shares and the Riverfront Target Fund's Investor A Shares from year to year. The bar chart for the Riverfront Target Fund does not reflect sales charges. If sales charges had been reflected, the returns for Investor A Shares of the Riverfront Target Fund would be less than those shown below. The performance of Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund will differ from that of Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund, respectively, due to differences in expenses.

ARMADA BALANCED ALLOCATION FUND - CLASS I SHARES
(ARMADA ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS

---------------------------------------------------------------
1999           2000        2001         2002        2003
---------------------------------------------------------------
15.27%         1.66%       (6.85)%      (13.69)%    22.26%
---------------------------------------------------------------


             -----------------------------------------------------------
                                  QUARTER ENDED
             -----------------------------------------------------------
             BEST QUARTER                12/31/99             16.09%
             -----------------------------------------------------------
             WORST QUARTER               09/30/02            (11.04)%
             -----------------------------------------------------------



RIVERFRONT BALANCED FUND - INVESTOR A SHARES
(RIVERFRONT TARGET FUND)
CALENDAR YEAR TOTAL RETURNS

------------------------------------------------------------------------------------------------
1995     1996     1997     1998     1999     2000      2001       2002       2003
------------------------------------------------------------------------------------------------
20.83%   5.76%    16.77%   25.29%   13.15%   1.41%     (15.56)%   (15.14)%   16.34%
------------------------------------------------------------------------------------------------


             -----------------------------------------------------------
                                  QUARTER ENDED
             -----------------------------------------------------------
             BEST QUARTER                12/31/98             15.10%
             -----------------------------------------------------------
             WORST QUARTER               09/30/01            (11.82)%
             -----------------------------------------------------------


         The following tables compare the average annual total returns for the periods ended December 31, 2003 for the Armada Acquiring Fund to those of the Lehman U.S. Aggregate Bond Index, S&P 500 Composite Stock Price Index and Balanced Allocation Hybrid Benchmark Index and for the Riverfront Target Fund to those of the S&P 500 Composite Stock Price Index and the Lehman Brothers Government/Credit Bond Index, after taking into account applicable sales charges for each Fund.

         After-tax returns are shown for only Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund. After-tax returns for Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003


                                                 1 YEAR      5 YEARS        10 YEARS       SINCE          DATE OF
                                                                                           INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
RIVERFRONT BALANCED FUND
INVESTOR A SHARES
Returns Before Taxes                             11.13%      (1.79)%        N/A            5.81%          9/1/94
Returns After Taxes on Distributions             11.11%      (3.00)%        N/A            3.59%
Returns After Taxes on Distributions and
   Sale of Fund Shares                           7.24%       (1.98)%        N/A            3.78%
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 1
   (reflects no deduction for fees, expenses
   or taxes)                                     28.68%      (0.57)%        N/A            12.20%         Since 8/31/94
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond
   expenses or taxes)                            4.68%       6.66%          N/A            8.21%          Since 8/31/94
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
ARMADA BALANCED ALLOCATION FUND
CLASS I SHARES
Returns Before Taxes                             22.26%      2.87%          N/A            3.66%          7/10/98
Returns After Taxes on Distributions             21.79%      1.26%          N/A            2.13%
Returns After Taxes on Distributions and
   Sale of Fund Shares                           14.44%      1.56%          N/A            2.28%
-------------------------------------------------------------------------------------------------------------------------

Lehman U.S. Aggregate Bond Index 3 (reflects
   no deduction for fees, expenses or taxes)     4.10%       6.62%          N/A            6.92%          Since 6/30/98
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 1
   (reflects no deduction for fees, expenses
   or taxes)                                     28.68%      (0.57)%        N/A            1.40%          Since 6/30/98
-------------------------------------------------------------------------------------------------------------------------
Balanced Allocation Hybrid Benchmark Index 4
   (reflects no deduction for fees, expenses
   or taxes)                                     18.85%      2.31%          N/A            3.61%          Since 6/30/98
-------------------------------------------------------------------------------------------------------------------------


                                                 1 YEAR     5 YEARS         10 YEARS      SINCE          DATE OF
                                                                                          INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
RIVERFRONT BALANCED FUND
INVESTOR B SHARES                                11.44%      (1.98)%        N/A           5.97%         1/17/95
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index 1
   (reflects no deduction for fees, expenses
   or taxes)                                     28.68%      (0.57)%        N/A          12.20%          Since 12/31/94
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond
   Index 2 (reflects no deduction for fees,
   expenses or taxes)                            4.68%       6.66%          N/A           8.21%          Since 12/31/94
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
ARMADA BALANCED ALLOCATION FUND
CLASS A SHARES                                   16.18%      1.65%          N/A           3.05%          7/31/98
--------------------------------------------------------------------------------------------------------------------------
 Lehman U.S. Aggregate Bond Index 3 (reflects
   no deduction for fees, expenses or taxes)     4.10%       6.62%          N/A           6.94%          Since 7/31/98
--------------------------------------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index 1
   (reflects no deduction for fees, expenses
   or taxes)                                     28.68%      (0.57)%        N/A           1.31%          Since 7/31/98
--------------------------------------------------------------------------------------------------------------------------
 Balanced Allocation Hybrid Benchmark Index 4
   (reflects no deduction for fees, expenses
   or taxes)                                     18.85%      2.31%          N/A           3.56%          Since 7/31/98
--------------------------------------------------------------------------------------------------------------------------

-------------
1 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
2 The Lehman Brothers Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody's Investors Service or BBB or higher by Standard & Poor's, if unrated by Moody's Investor Service. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.
3 The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage backed securities.
4 The Balanced Allocation Hybrid Benchmark Index is a blend of 60% S&P 500 Composite Stock Price Index and 40% Lehman U.S. Aggregate Bond Index, as calculated by IMC.

--------------------------------------------------------------------------------------------------------------------------
RIVERFRONT SMALL COMPANY SELECT FUND                            ARMADA SMALL CAP GROWTH FUND
(Riverfront Target Fund)                                        (Armada Acquiring Fund)
ASSETS AS OF MAY 31, 2004:$10,807,884                           ASSETS AS OF MAY 31, 2004:$162,809,394
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:  Small Company Select Fund's objective    INVESTMENT OBJECTIVE:  Small Cap Growth Fund's
is to seek capital growth.                                      investment objective is to provide capital appreciation
                                                                by investing in a diversified portfolio of publicly
The investment objective may not be changed without a           traded small cap equity securities.
shareholder vote.
                                                                The investment objective may be changed without
                                                                a shareholder vote.
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY: Small Company Select Fund        PRINCIPAL INVESTMENT STRATEGY: Small Cap Growth Fund's
pursues its objective by investing, under normal                principal investment strategy is investing in common
circumstances, at least 80% of its total assets (plus           stocks of U.S. companies with small stock market
borrowings for investment purposes) in a portfolio of common    capitalizations.  Under normal circumstances, at least
stocks of U.S. companies with market capitalizations, at the    80% of Small Cap Growth Fund's net assets plus any
time of acquisition, that fall within the market                borrowings for investment purposes will be invested in
capitalization range of the S&P 600 Small Cap Index. Small      securities issued by small cap companies.  Small Cap
Company Select Fund will provide shareholders with at least     Growth Fund will provide shareholders with at least 60
60 days notice before changing this 80% policy.                 days notice before changing this 80% policy.


As of March 31, 2004, the market capitalization for the S&P     Small Cap Growth Fund considers a small capitalization
600 Small Cap Index was from $60 million to $3 billion.         or "small cap" company to be one that has a market
                                                                capitalization at the time of purchase between $100 million and $3 billion.
--------------------------------------------------------------------------------------------------------------------------


         With respect to the Riverfront Target Fund, in determining which small companies appear to have appreciation potential, the adviser considers various fundamental and technical standards. For example, the adviser evaluates product position, management quality and sustainability of current growth trends of earnings and revenues of these companies. Issuers with similar characteristics may be grouped together in broad categories called sectors. The adviser incorporates a view of the overall economy to assist in determining the level of exposure to any given sector and generally will allocate the Riverfront Target Fund's portfolio among sectors based upon that view. The Riverfront Target Fund may also buy securities in initial public offerings based upon its fundamental analysis of the issuer.

         The Armada Acquiring Fund's investment adviser, IMC, seeks to invest in small capitalization companies with strong growth in revenue, earnings and cash flow. Purchase decisions are also based on the security's valuation relative to the company's expected growth rate, earnings quality and competitive position, valuation compared to similar securities and the security's trading liquidity. Reasons for selling securities include disappointing fundamentals, negative industry developments, evidence of management's inability to execute a sound business plan, capitalization exceeding IMC's definition of "small capitalization," desire to reduce exposure to an industry or sector, and valuation levels which cannot be justified by the company's fundamental growth prospects. Due to its investment strategy, the Armada Acquiring Fund may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower the Armada Acquiring Fund's performance.

         The Riverfront Target Fund is permitted to invest in foreign securities either directly or through the purchase of ADRs or EDRs and may also invest in securities issued by foreign branches of U.S. banks and foreign banks and in U.S. dollar-denominated commercial paper of a foreign issuer. Similarly, the Armada Acquiring Fund may invest up to 20% of its assets in foreign securities. The Armada Acquiring Fund may also purchase debt obligations issued or guaranteed by foreign governments (including states, provinces and municipalities), or by their agencies, authorities or instrumentalities. The Riverfront Target Fund may invest up to 50% of its total assets in any one sector, while the Armada Acquiring Fund will limit its investment to 25% in any one sector.

         FEES AND EXPENSES

         The following comparative fee tables show the fees for Investor A Shares of the Riverfront Target Fund versus Class I Shares of the Armada Acquiring Fund and Investor B Shares of the Riverfront Target Fund versus Class A Shares of the Armada Acquiring Fund as of May 31, 2004. As indicated below, the Total Annual Fund Operating Expenses of the Armada Acquiring Fund (currently and following the Reorganization) are lower than those of the Riverfront Target Fund. The pro forma tables show the Armada Acquiring Fund's fees assuming that the Reorganization is approved by shareholders of the Riverfront Target Fund.

                                                               RIVERFRONT
                                                               SMALL COMPANY    ARMADA
                                                               SELECT FUND -    SMALL CAP
                                                               INVESTOR A       GROWTH FUND -    PRO FORMA -
                                                               SHARES           CLASS I SHARES   ARMADA SMALL
                                                               (RIVERFRONT      (ARMADA          CAP GROWTH FUND
                                                               TARGET FUND) 1   ACQUIRING FUND)  - CLASS I SHARES 1
                                                               -----------------------------------------------------
SHAREHOLDER FEES (paid directly from your investment)
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                               4.50%            None             None
--------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
   net asset value)                                            None             None             None
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering
   price)                                                      None             None             None
--------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                 None             2.00% 2          2.00% 2
--------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                   None             None             None
--------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
   from Fund assets, as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                       0.80%            1.00%            1.00%
--------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                       0.25%            0.10% 3          0.10% 3
--------------------------------------------------------------------------------------------------------------------
Other Expenses                                                 1.82%            0.18%            0.18%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           2.87%            1.28%            1.28%
--------------------------------------------------------------------------------------------------------------------

-----------------------------
1 If shareholders of the Riverfront Small Company Select Fund approve the Reorganization, Investor A shareholders will incur the expenses of the Armada Acquiring Fund as shown in the "Pro Forma - Armada Small Cap Growth Fund - Class I Shares" column.
2 The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares within 60 days of purchase. The fee is retained by the Armada Acquiring Fund and withheld from redemption proceeds. In connection with the Reorganization, the holding period of the Armada Acquiring Fund received by each Riverfront Target Fund shareholder will include the holding periods of the Riverfront Target Fund shares surrendered in exchange therefore. For more details, see the section entitled "Purchase, Exchange and Redemption Procedures - Redeeming Shares" below.
3 Actual Distribution and/or Service (12b-1) Fees incurred by the Armada Acquiring Fund's Class I Shares during the last fiscal year were 0.05%. The Armada Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Armada Acquiring Fund's distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% during the current fiscal year.



         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

         The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

FUND                                                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------
Riverfront Small Company Select Fund - Investor A           $727       $1,299      $1,895      $3,501
Armada Small Cap Growth Fund - Class I                      $125       $390        $616        $1,489
Pro Forma - Armada Small Cap Growth Fund - Class I          $125       $390        $616        $1,489

                                                         RIVERFRONT SMALL
                                                         COMPANY SELECT       ARMADA SMALL CAP
                                                         FUND - INVESTOR B    GROWTH FUND - CLASS  PRO FORMA - ARMADA
                                                         SHARES               A SHARES             PMALL CAP GROWTH
                                                         (RIVERFRONT TARGET   (ARMADA ACQUIRING    SUND - CLASS A
                                                         FUND) 1              FUND)                SHARES 1
                                                         ----------------------------------------------------------------
     SHAREHOLDER FEES (paid directly from your
        investment)
     --------------------------------------------------------------------------------------------------------------------
     Maximum Sales Charge (Load) Imposed on
        Purchases (as a percentage of offering
        price)                                           None                 5.50% 2              5.50% 2
     --------------------------------------------------------------------------------------------------------------------
     Maximum Deferred Sales Charge (Load) (as a
        percentage of net asset value)                   4.00% 3              None                 None
     --------------------------------------------------------------------------------------------------------------------
     Maximum Sales Charge (Load) Imposed on
        Reinvested Dividends and Other
        Distributions (as a percentage of offering
        price)                                           None                 None                 None
     --------------------------------------------------------------------------------------------------------------------
     Redemption Fee (as a percentage of amount
        redeemed, if applicable)                         None                 2.00% 4              2.00% 4
     --------------------------------------------------------------------------------------------------------------------
     Exchange Fee                                        None                 None                 None
     --------------------------------------------------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are
        deducted from Fund assets, as a percentage of
        average net assets)
     Investment Advisory Fees                            0.80%                1.00%                1.00%
     --------------------------------------------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fees            1.00%                0.10% 5              0.10% 5
     --------------------------------------------------------------------------------------------------------------------
     Other Expenses:
     --------------------------------------------------------------------------------------------------------------------
        Non-12b-1 Shareholder Servicing Fees             None                 0.25% 6              0.25% 6
     --------------------------------------------------------------------------------------------------------------------
        Other                                            1.82%                0.18%                0.18%
     --------------------------------------------------------------------------------------------------------------------
     Total Other Expenses                                1.82%                0.43%                0.43%
     --------------------------------------------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                3.62% 7              1.53%                1.53%
     --------------------------------------------------------------------------------------------------------------------


-----------------------------
1 If shareholders of the Riverfront Small Company Select Fund approve the Reorganization, Investor B shareholders will incur the expenses of the Armada Acquiring Fund as shown in the "Pro Forma - Armada Small Cap Growth Fund - Class A Shares" column.
2 This sales charge varies depending upon how much you invest. For more information, see the Armada Acquiring Fund's prospectus.
3 The contingent deferred sales charge is 4.00% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. For more information see the section entitled "Purchase, Exchange and Redemption Procedures - Sales Charges" below.
4 The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares within 60 days of purchase. The fee is retained by the Armada Acquiring Fund and withheld from redemption proceeds. For more details, see "Purchase, Exchange and Redemption Procedures - Redeeming Shares" below.
5 Actual Distribution and/or Service (12b-1) Fees incurred by the Armada Acquiring Fund's Class A Shares during the last fiscal year were 0.05%. The Armada Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Armada Acquiring Fund's distribution plan for Class A Shares, but expects such reimbursements to be no more than 0.05% during the current fiscal year.
6 Certain financial institutions may provide administrative services to their customers who own Class A Shares of the Armada Acquiring Fund and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class A Shares.
7 After Investor B Shares have been held for eight years from the date of purchase they will automatically convert to Investor A Shares on or about the 15th day of the following month. Investor A Shares incur lower operating expenses than Investor B Shares.

         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

         The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same, you reinvest all dividends and distributions, and your Investor B Shares convert to Investor A Shares of the Riverfront Target Fund after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:


FUND                                     1 YEAR     3 YEARS  5 YEARS   10 YEARS
----                                     ------     -------  -------   --------
 Riverfront Small Company Select Fund
 - Investor B 1                          $765       $1,509   $2,074    $3,715
 Riverfront Small Company Select Fund
 - Investor B 2                          $365       $1,109   $1,874    $3,715
 Armada Small Cap Growth Fund - Class
 A                                       $692       $992     $1,313    $2,221
 Pro Forma - Armada Small Cap Growth
 Fund - Class A                          $692       $992     $1,313    $2,221

    1 If you sell your shares at the end of the period.
    2 If you do not sell your shares at the end of the period.


         PERFORMANCE

         The bar charts and performance tables (before and after taxes) below illustrate the volatility of an investment in each Fund. The Fund's past performance does not necessarily indicate how the Funds will perform in the future.

         The bar charts show changes in the performance of the Armada Acquiring Fund's Class I Shares and the Riverfront Target Fund's Investor A Shares from year to year. The bar chart for the Riverfront Target Fund does not reflect sales charges. If sales charges had been reflected, the returns for Investor A Shares of the Riverfront Target Fund would be less than those shown below. The performance of Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund will differ from that of Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund, respectively, due to differences in expenses.

ARMADA SMALL CAP GROWTH FUND - CLASS I SHARES
(ARMADA ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS

--------------------------------------------------------------------------
1998          1999        2000         2001        2002       2003
--------------------------------------------------------------------------
7.56%         36.06%      (14.96)%     (8.11)%     (39.31)%   45.43%
--------------------------------------------------------------------------


             -----------------------------------------------------------
                                  QUARTER ENDED
             -----------------------------------------------------------
             BEST QUARTER                12/31/99             36.30%
             -----------------------------------------------------------
             WORST QUARTER               09/30/01            (25.79)%
             -----------------------------------------------------------


RIVERFRONT SMALL COMPANY SELECT FUND - INVESTOR A SHARES
(RIVERFRONT TARGET FUND)
CALENDAR YEAR TOTAL RETURNS

------------------------------------------------------------------------------------------------
1994        1995     1996     1997     1998     1999     2000      2001       2002       2003
-----------------------------------------------------------------------------------------------
(10.45)%    27.89%   10.17%   18.79%   (2.26)%  47.08%   (21.08)%  (41.26)%   (26.59)%   44.89%
------------------------------------------------------------------------------------------------


             -----------------------------------------------------------
                                  QUARTER ENDED
             -----------------------------------------------------------
             BEST QUARTER                12/31/99             46.16%
             -----------------------------------------------------------
             WORST QUARTER               03/31/01            (38.72)%
             -----------------------------------------------------------


         The following tables compare the average annual total returns for the periods ended December 31, 2003 for the Armada Acquiring Fund to those of the Russell 2000 Growth Index and for the Riverfront Target Fund to those of the S&P 600 Small Cap Index and the S&P 600 Small Cap/Barra Growth Index, after taking into account applicable sales charges for each Fund.

         After-tax returns are shown for only Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund. After-tax returns for Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003


                                                 1 YEAR     5 YEARS         10 YEARS      SINCE          DATE OF
                                                                                          INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
RIVERFRONT SMALL COMPANY SELECT FUND
INVESTOR A SHARES 1
Returns Before Taxes                            38.46%      (7.08)%          0.15%         N/A            N/A
Returns After Taxes on Distributions            38.46%      (7.96)%         (2.24)%        N/A            N/A
Returns After Taxes on Distributions and
   Sale of Fund Shares                          25.00%      (6.00)%         (0.95)%        N/A            N/A
-------------------------------------------------------------------------------------------------------------------------
S&P 600 Small Cap Index 2 (reflects no
   deduction for fees, expenses or taxes)       37.53%       8.80%          10.46%         N/A            N/A
-------------------------------------------------------------------------------------------------------------------------
S&P 600 Small Cap/Barra Growth Index 3
   (reflects no deduction for fees, expenses
   or taxes)                                    37.31%       6.67%           8.75%         N/A            N/A
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 ARMADA SMALL CAP GROWTH FUND
 CLASS I SHARES
 Returns Before Taxes                           45.43%      (1.26)%           N/A          1.24%          8/1/97
 Returns After Taxes on Distributions           45.43%      (1.63)%           N/A          0.86%
 Returns After Taxes on Distributions and
   Sale of Fund Shares                          29.53%      (1.07)%           N/A          1.00%
-------------------------------------------------------------------------------------------------------------------------
 Russell 2000 Growth Index 4 (reflects no
   deduction for fees, expenses or taxes)       48.54%       0.86%            N/A          1.19%          Since 7/31/97
-------------------------------------------------------------------------------------------------------------------------



                                                 1 YEAR     5 YEARS         10 YEARS      SINCE          DATE OF
                                                                                          INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
  RIVERFRONT SMALL COMPANY SELECT FUND
  INVESTOR B SHARES                             39.69%     (7.21)%         N/A           (1.75)%         10/1/95

 S&P 600 Small Cap Index 2 (reflects no
   deduction for fees, expenses or taxes)       37.53%      8.80%          N/A           11.16%          Since 9/30/95
--------------------------------------------------------------------------------------------------------------------------
 S&P 600 Small Cap/Barra Growth Index 3
   (reflects no deduction for fees, expenses
   or taxes)                                    37.31%      6.67%          N/A            8.04%          Since 9/30/95
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 ARMADA SMALL CAP GROWTH FUND
 CLASS A SHARES                                 37.21%     (2.61)%          N/A           0.11%          8/1/97
 Russell 2000 Growth Index 4 (reflects no
   deduction for fees, expenses or taxes)       48.54%      0.86%           N/A           1.19%          Since 7/31/97
--------------------------------------------------------------------------------------------------------------------------

-------------
1 The average annual total returns for Investor A Shares include performance history of the MIM Stock Appreciation Fund, the predecessor to the Riverfront Small Company Select Fund, for performance and accounting purposes, which was acquired by the Riverfront Small Company Select Fund as of September 30, 1995.
2 The S&P 600 Small Cap Index is an unmanaged capitalization-weighted index representing all major industries in the small-cap of the U.S. stock market.
3 The S&P 600 Small Cap/Barra Growth Index is a market capitalization-weighted index of the stocks in the S&P 600 having the highest price-to-book ratios. The index consists of approximately half of the S&P 600 on a market capitalization basis.
4 The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Index with higher than average price-to-book ratios and forecasted growth values. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

--------------------------------------------------------------------------------------------------------------------------
RIVERFRONT SELECT VALUE FUND                                    ARMADA LARGE CAP VALUE FUND
(Riverfront Target Fund)                                        (Armada Acquiring Fund)
ASSETS AS OF MAY 31, 2004:$21,193,644                           ASSETS AS OF MAY 31, 2004:$578,740,920
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:  Select Value Fund's objective is to      INVESTMENT OBJECTIVE:  Large Cap Value Fund's investment
achieve long-term growth of capital.                            objective is to provide capital appreciation by
                                                                investing in a diversified portfolio of publicly traded
The investment objective may not be changed without a           large capitalization equity securities.
shareholder vote.
                                                                The investment objective may be changed without
                                                                a shareholder vote.
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY: Select Value Fund pursues its    PRINCIPAL INVESTMENT STRATEGY: Large Cap Value Fund's
objective by investing primarily in equity securities that,     principal investment strategy is investing in common
in the adviser's opinion, offer the potential for capital       stocks of U.S. companies with large stock market
growth. Select Value Fund will invest primarily in common       capitalizations.  Under normal circumstances, at least
stocks and securities convertible into common stocks.           80% of Large Cap Value Fund's net assets plus any
Companies selected for investment will generally have market    borrowings for investment purposes will be invested in
capitalizations, at the time of acquisition, that fall within   securities issued by large cap companies.  Large Cap
the market capitalization range of the S&P 500 Index.           Value Fund will provide shareholders with at least 60
                                                                days notice before changing this 80% policy.
As of March 31, 2004, the market capitalization for the S&P
500 Index was from $920 million to $311 billion.                Large Cap Value Fund considers a large capitalization or
                                                                "large cap" company to be one that has a market
                                                                capitalization of $3 billion or more.
--------------------------------------------------------------------------------------------------------------------------


         In pursuing its investment objective, the Riverfront Target Fund invests primarily in equity securities that, in the opinion of the adviser, offer the potential for capital growth. The Riverfront Target Fund uses a value approach to investing by selecting securities of companies judged to be undervalued relative to the adviser's assessment of current or projected earnings growth of the company, current market value of its assets, current valuations within the equity markets in general, or historical valuation levels of the company or its peers. The Riverfront Target Fund may invest in debt securities of companies that have market capitalizations, at the time of acquisition, that fall within the market capitalization range of the S&P 500 Index.

         The adviser uses the Russell 1000 Value Index for portfolio modeling and comparison purposes. The Riverfront Target Fund will typically over-weight (having a relatively greater percentage of its assets invested in a sector than the Russell 1000 Value Index allocation in that sector) the sectors perceived by the adviser to be faster growing and under-weight (having a relatively smaller percentage of its assets invested in a sector than the Russell 1000 Value Index allocation in that sector) in the sectors perceived by the adviser to be slower growing. Other important factors in security selection include: quality of management, competitive positioning of the companies within their industries, and stability of ongoing growth in revenue and earnings.

         In buying and selling securities for the Armada Acquiring Fund, IMC uses a value-oriented approach and focuses on securities of those companies that offer good value and good news. IMC generally seeks to invest in companies based on price-to-earnings, price-to-book, and price-to-cash flow ratios that are lower than market averages. IMC generally sells securities when these valuation ratios rise above market averages.

         The Riverfront Target Fund is permitted to invest in foreign securities either directly or through the purchase of ADRs or EDRs and may also invest in securities issued by foreign branches of U.S. banks and foreign banks and in U.S. dollar-denominated commercial paper of a foreign issuer. Similarly, the Armada Acquiring Fund may invest up to 20% of its assets in foreign securities. The Armada Acquiring Fund may also purchase debt obligations issued or guaranteed by foreign governments (including states, provinces and municipalities), or by their agencies, authorities or instrumentalities. Additionally, the Riverfront Target Fund may invest up to 50% of its total assets in any one sector, while the Armada Acquiring Fund may only invest up to 25% of its total assets in any one sector.

         FEES AND EXPENSES

         The following comparative fee tables show the fees for Investor A Shares of the Riverfront Target Fund versus Class I Shares of the Armada Acquiring Fund and Investor B Shares of the Riverfront Target Fund versus Class A Shares of the Armada Acquiring Fund as of May 31, 2004. As indicated below, the Total Annual Fund Operating Expenses of the Armada Acquiring Fund (currently and following the Reorganization) are lower than those of the Riverfront Target Fund. The pro forma tables show the Armada Acquiring Fund's fees assuming that the Reorganization is approved by shareholders of the Riverfront Target Fund.

                                                               RIVERFRONT
                                                               SELECT VALUE     ARMADA
                                                               FUND -           LARGE CAP
                                                               INVESTOR A       VALUE FUND -       PRO FORMA
                                                               SHARES           CLASS I SHARES     ARMADA LARGE
                                                               (RIVERFRONT      (ARMADA ACQUIRING  CAP VALUE FUND -
                                                               TARGET FUND)1    FUND)              CLASS I SHARES 1
                                                               -----------------------------------------------------
SHAREHOLDER FEES (paid directly from your investment)
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                               4.50%            None               None
--------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
   net asset value)                                            None             None               None
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering
   price)                                                      None             None               None
--------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                 None             None               None
--------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                   None             None               None
--------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
--------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                       0.95% 2          0.75%             0.75%
--------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                       0.25%            0.10% 3           0.10% 3
--------------------------------------------------------------------------------------------------------------------
Other Expenses                                                 0.94%            0.14%             0.14%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           2.14% 2          0.99%             0.99%
--------------------------------------------------------------------------------------------------------------------

-----------------------------
1 If shareholders of the Riverfront Select Value Fund approve the Reorganization, Investor A shareholders will incur the expenses of the Armada Acquiring Fund as shown in the "Pro Forma - Armada Large Cap Value Fund - Class I Shares" column.
2 PIA waived a portion of its advisory fees for the Riverfront Target Fund during the last fiscal year. After this fee waiver, the Riverfront Target Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses were 0.85% and 2.04%, respectively. Effective December 1, 2003, PIA increased its fee waiver so that the Riverfront Target Fund's Investment Advisory Fees and Total Annual Operating Expenses for the current fiscal year are 0.80% and 1.99%, respectively. Under the Interim Agreement and the New Agreement, IMC contractually agreed to maintain the advisory fee at 0.80% so that the Riverfront Target Fund's expenses will remain the same until the Reorganization is completed.
3 Actual Distribution and/or Service (12b-1) Fees incurred by the Armada Acquiring Fund's Class I Shares during the last fiscal year were 0.05%. The Armada Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Armada Acquiring Fund's distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% during the current fiscal year.



         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

         The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

FUND                                                    1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------
Riverfront Select Value Fund - Investor A               $643        $1,076      $1,534      $2,800
Armada Large Cap Value Fund - Class I                   $96         $300        $520        $1,155
Pro Forma - Armada Large Cap Value Fund - Class I       $96         $300        $520        $1,155

                                                          RIVERFRONT SELECT    ARMADA LARGE CAP
                                                          VALUE FUND -         VALUE FUND -         PRO FORMA - ARMADA
                                                          INVESTOR B SHARES    CLASS A SHARES       LARGE CAP VALUE
                                                          (RIVERFRONT TARGET   (ARMADA ACQUIRING    FUND - CLASS A
                                                          FUND) 1              FUND)                SHARES 1
                                                          --------------------------------------------------------------
SHAREHOLDER FEES (paid directly from your investment)
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
   a percentage of offering price)                        None                 5.50% 2              5.50% 2
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)                         4.00% 3              None                 None
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a
   percentage of offering price)                          None                 None                 None
------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,
   if applicable)                                         None                 None                 None
------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                              None                 None                 None
------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                  0.95% 4              0.75%                0.75%
------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                  1.00%                0.10% 5              0.10% 5
------------------------------------------------------------------------------------------------------------------------
Other Expenses:
------------------------------------------------------------------------------------------------------------------------
     Non-12b-1 Shareholder Servicing Fees                 None                 0.25% 6              0.25% 6
------------------------------------------------------------------------------------------------------------------------
     Other                                                0.94%                0.14%                0.14%
------------------------------------------------------------------------------------------------------------------------
Total Other Expenses                                      0.94%                0.39%                0.39%
------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      2.89% 3,4,7          1.24%                1.24%
------------------------------------------------------------------------------------------------------------------------


-----------------------------
1 If shareholders of the Riverfront Select Value Fund approve the Reorganization, Investor B shareholders will incur the expenses of the Armada Acquiring Fund as shown in the "Pro Forma - Armada Large Cap Value Fund - Class A Shares" column.
2 This sales charge varies depending upon how much you invest. For more information, see the Armada Acquiring Fund's prospectus.
3 The contingent deferred sales charge is 4.00% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. For more information see the section entitled "Purchase, Exchange and Redemption Procedures - Sales Charges" below.
4 PIA waived a portion of its advisory fees for the Riverfront Target Fund during the last fiscal year. After this fee waiver, the Riverfront Target Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses were 0.85% and 2.79%, respectively. Effective December 1, 2003, PIA increased its fee waiver so that the Riverfront Target Fund's Investment Advisory Fees and Total Annual Operating Expenses for the current fiscal year are 0.80% and 2.74%, respectively. Under the Interim Agreement and the New Agreement, IMC contractually agreed to maintain the advisory fee at 0.80% so that the Riverfront Target Fund's expenses will remain the same until the Reorganization is completed.
5 Actual Distribution and/or Service (12b-1) Fees incurred by the Armada Acquiring Fund's Class A Shares during the last fiscal year were 0.05%. The Armada Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Armada Acquiring Fund's distribution plan for Class A Shares, but expects such reimbursements to be no more than 0.05% during the current fiscal year.
6 Certain financial institutions may provide administrative services to their customers who own Class A Shares of the Armada Acquiring Fund and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class A Shares.
7 After Investor B Shares have been held for eight years from the date of purchase, they will automatically convert to Investor A Shares on or about the 15th day of the following month. Investor A Shares incur lower operating expenses than Investor B Shares.

         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

         The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same, you reinvest all dividends and distributions, and your Investor B Shares of the Riverfront Target Fund convert to Investor A Shares of the Riverfront Target Fund after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:


FUND                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
 Riverfront Select Value Fund -
 Investor B 1                           $677      $1,281     $1,710     $3,026
 Riverfront Select Value Fund -
 Investor  B 2                          $277      $881       $1,510     $3,026
 Armada Large Cap Value Fund - Class
 A                                      $665      $907       $1,168     $1,914
 Pro Forma - Armada Large Cap Value
 Fund - Class A                         $665      $907       $1,168     $1,914

1 If you sell your shares at the end of the period.
2 If you do not sell your shares at the end of the period.


         PERFORMANCE

         The bar charts and performance tables (before and after taxes) below illustrate the volatility of an investment in each Fund. The Fund's past performance does not necessarily indicate how the Funds will perform in the future.

         The bar charts show changes in the performance of the Armada Acquiring Fund's Class I Shares and the Riverfront Target Fund's Investor A Shares from year to year. The bar chart for the Riverfront Target Fund does not reflect sales charges. If sales charges had been reflected, the returns for Investor A Shares of the Riverfront Target Fund would be less than those shown below. The performance of Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund will differ from that of Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund, respectively, due to differences in expenses.

ARMADA LARGE CAP VALUE FUND - CLASS I SHARES
(ARMADA ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS

------------------------------------------------------------------------------------
1995     1996     1997     1998     1999     2000      2001       2002       2003
------------------------------------------------------------------------------------
27.71%   18.08%   29.21%   10.23%   (0.13)%  11.62%    (3.79)%    (15.04)%   27.18%
------------------------------------------------------------------------------------

             -----------------------------------------------------------
                                  QUARTER ENDED
             -----------------------------------------------------------
             BEST QUARTER                6/30/03             15.45%
             -----------------------------------------------------------
             WORST QUARTER               09/30/02           (17.83)%
             -----------------------------------------------------------


RIVERFRONT SELECT VALUE FUND - INVESTOR A SHARES
(RIVERFRONT TARGET FUND)
CALENDAR YEAR TOTAL RETURNS

-----------------------------------------------------------------------------------------------
1994        1995     1996     1997     1998     1999     2000      2001       2002       2003
-----------------------------------------------------------------------------------------------
3.07%       31.45%   19.88%   28.20%   3.37%   7.44%    (2.94)%   (19.01)%   (24.73)%   26.27%
-----------------------------------------------------------------------------------------------


             -----------------------------------------------------------
                                  QUARTER ENDED
             -----------------------------------------------------------
             BEST QUARTER                6/30/97             12.72%
             -----------------------------------------------------------
             WORST QUARTER               09/30/02           (20.15)%
             -----------------------------------------------------------


         The following tables compare the average annual total returns for the periods ended December 31, 2003 for the Armada Acquiring Fund to those of the Russell 1000 Value Index and for the Riverfront Target Fund to those of the S&P 500 Composite Stock Price Index and the Russell 1000 Value Index, after taking into account applicable sales charges for each Fund.

         After-tax returns are shown for only Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund. After-tax returns for Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003


                                                 1 YEAR     5 YEARS         10 YEARS      SINCE          DATE OF
                                                                                          INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
 RIVERFRONT SELECT VALUE FUND
 INVESTOR A SHARES
 Returns Before Taxes                            20.62%     (5.17)%         5.13%         N/A            N/A
 Returns After Taxes on Distributions            20.58%     (5.20)%         2.04%         N/A            N/A
 Returns After Taxes on Distributions and
   Sale of Fund Shares                           13.41%     (4.33)%         2.56%         N/A            N/A
-------------------------------------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index 1
   (reflects no deduction for fees, expenses
   or taxes)                                     28.68%     (0.57)%         11.07%        N/A            N/A
-------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Value Index 2 (reflects no
   deduction for fees, expenses or taxes)        30.03%      3.56%          11.87%        N/A            N/A
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 ARMADA LARGE CAP VALUE FUND
 CLASS I SHARES
 Returns Before Taxes                            27.18%     2.99%           N/A           10.16%         7/1/94
 Returns After Taxes on Distributions            26.61%     1.83%           N/A           8.63%
 Returns After Taxes on Distributions and
   Sale of Fund Shares                           17.61%     1.95%           N/A           8.07%
-------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Value Index 2 (reflects no
   deduction for fees, expenses or taxes)        30.03%     3.56%           N/A           12.89%         Since 6/30/94
-------------------------------------------------------------------------------------------------------------------------



                                                 1 YEAR     5 YEARS         10 YEARS      SINCE          DATE OF
                                                                                          INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
 RIVERFRONT SELECT VALUE FUND
 CLASS B SHARES                                  21.49%     (5.39)%         N/A           (5.10)%        1/17/95
--------------------------------------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index 1           28.68%     (0.57)%
   (reflects no deduction for fees, expenses
   or taxes)                                                                N/A           12.20%         Since 12/31/94
--------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Value Index2 (reflects no
   deduction for fees, expenses or taxes)        30.03%     3.56%           N/A           13.53%         Since 12/31/94
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
ARMADA LARGE CAP VALUE FUND
CLASS A SHARES                                   19.84%     1.59%           N/A           9.07%          8/22/94
--------------------------------------------------------------------------------------------------------------------------
 Russell 1000 Value Index 2 (reflects no
   deduction for fees, expenses or taxes)        30.03%     3.56%           N/A           12.42%         Since 8/31/94
--------------------------------------------------------------------------------------------------------------------------

-------------
1 The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
2 The Russell 1000 Value Index measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.

--------------------------------------------------------------------------------------------------------------------------
RIVERFRONT U.S. GOVERNMENT FUND                                 ARMADA GOVERNMENT MORTGAGE FUND
(Riverfront Target Fund)                                        (Armada Acquiring Fund)
ASSETS AS OF MAY 31, 2004:$45,361,852                           ASSETS AS OF MAY 31, 2004:$270,859,002
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:  U.S. Government Fund's objective is to   INVESTMENT OBJECTIVE:  Government Mortgage Fund's
seek a high level of current income consistent with the         investment objective is to provide current income as
preservation of capital. The investment objective may not be    well as preservation of capital by investing primarily
changed without a shareholder vote.                             in U.S. government securities. The investment objective may be changed without a shareholder vote.
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY: U.S. Government Fund pursues     PRINCIPAL INVESTMENT STRATEGY: Under normal
its objective by investing primarily in securities issued or    circumstances, Government Mortgage Fund invests at least
guaranteed by the U.S. government, its agencies and             80% of its net assets plus any borrowings for investment
instrumentalities, and in high quality fixed rate and           purposes in securities issued or guaranteed by agencies,
adjustable rate mortgage-backed securities and other            authorities, instrumentalities or sponsored enterprises
asset-backed securities, that PIA believes will, in the         of the U.S. government, such as GNMA, FHLMC, FNMA and
aggregate, perform well in all stages of business and           FHLBs, as well as obligations issued or guaranteed by
interest rate cycles. Under normal circumstances, U.S.          the U.S. government, including Treasury bills, notes,
Government Fund will invest at least 80% of its total assets    bonds and certificates of indebtedness.  Government
(plus borrowings for investment purposes) in securities         Mortgage Fund will provide shareholders with at least 60
issued or guaranteed by the U.S. government, its agencies or    days notice before changing this 80% policy.  Government
instrumentalities. U.S. Government Fund will provide            Mortgage Fund may invest the portion of its assets not
shareholders with at least 60 days notice before changing       subject to the 80% requirement stated above in other
this 80% policy.  U.S. Government Fund will also invest in      types of investments, including securities issued by
high quality fixed rate and adjustable rate securities of       non-governmental issuers, such as mortgage-related debt
non-governmental issuers which are rated, at the time of        securities, asset-backed debt securities, commercial
acquisition, no lower than one of the three highest rating      paper and preferred stock.
categories by a nationally recognized statistical rating
organization, or if not so rated, are considered by PIA to be of comparable quality.


U.S. Government Fund invests in the securities of U.S.
government-sponsored entities including GNMA, FHLMC, FNMA and
FHLBs. Not all U.S. government sponsored entities are backed by the full faith and credit of the United States government.
Examples of entities that are not backed by the full faith
and credit of the United States government include FHLMC,
FNMA and FHLBs. These entities are, however, supported
through federal subsidies, loans or other benefits. Finally,
U.S. Government Fund may invest in a few governmental
entities, such as the Farm Credit System and the Financing
Corporation, which have no explicit financial support, but
which are regarded as having implied support because the
federal government sponsors their activities.
--------------------------------------------------------------------------------------------------------------------------

         The Riverfront Target Fund invests in a diversified portfolio of investment grade debt securities, focusing primarily on securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. Treasury securities, agency securities and mortgage-backed securities. The Riverfront Target Fund may also invest from time to time in corporate bonds, privately issued mortgage-backed securities and asset-backed securities. The adviser invests in these securities by setting an average duration target based upon the adviser's interest rate outlook. In constructing a portfolio with a targeted average duration, the adviser generally uses ongoing relative value analysis to compare current yield differences in securities to their historical and expected yield differences. The Riverfront Target Fund has no set duration parameters regarding these securities.

         In buying and selling securities for the Armada Acquiring Fund, IMC considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Armada Acquiring Fund normally maintains a dollar-weighted average maturity of between three and ten years. Due to its investment strategy, the Armada Acquiring Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower the Acquring Fund's performance.

         FEES AND EXPENSES

         The following comparative fee tables show the fees for Investor A Shares of the Riverfront Target Fund versus Class I Shares of the Armada Acquiring Fund and Investor B Shares of the Riverfront Target Fund versus Class A Shares of the Armada Acquiring Fund as of May 31, 2004. As indicated below, the Total Annual Fund Operating Expenses of the Armada Acquiring Fund (currently and following the Reorganization) are lower than those of the Riverfront Target Fund. The pro forma tables show the Armada Acquiring Fund's fees assuming that the Reorganization is approved by shareholders of the Riverfront Target Fund.


                                                               RIVERFRONT
                                                               U.S.
                                                               GOVERNMENT       ARMADA
                                                               FUND -           GOVERNMENT         PRO FORMA
                                                               INVESTOR A       MORTGAGE FUND -    ARMADA
                                                               SHARES           CLASS I SHARES     GOVERNMENT
                                                               (RIVERFRONT      (ARMADA ACQUIRING  MORTGAGE FUND -
                                                               TARGET FUND) 1    FUND)             CLASS I SHARES 1
                                                               ----------------------------------------------------
SHAREHOLDER FEES (paid directly from your investment)
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                               4.50%            None               None
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
   net asset value)                                            None             None               None
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering
   price)                                                      None             None               None
-------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                 None             None               None
-------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                   None             None               None
-------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
Investment Advisory Fees                                       0.40%            0.55% 2            0.55% 2
-------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                       0.25%            0.10% 3            0.10% 3
-------------------------------------------------------------------------------------------------------------------
Other Expenses                                                 0.51%            0.18%              0.18%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           1.16%            0.83%              0.83%
-------------------------------------------------------------------------------------------------------------------

-----------------------------
1 If shareholders of the Riverfront U.S. Government Fund approve the Reorganization, Investor A shareholders will incur the expenses of the Armada Acquiring Fund as shown in the "Pro Forma - Armada Government Mortgage Fund - Class I Shares" column.
2 IMC expects to waive a portion of its advisory fees for the Armada Acquiring Fund during the current fiscal year. After this fee waiver, the Armada Acquiring Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be 0.40% and 0.68%, respectively. This fee waiver is voluntary and may be discontinued at any time.
3 Actual Distribution and/or Service (12b-1) Fees incurred by the Armada Acquiring Fund's Class I Shares during the last fiscal year were 0.05%. The Armada Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Armada Acquiring Fund's distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% during the current fiscal year.



         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

         The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:



FUND                                                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------
Riverfront U.S. Government Fund - Investor A                $563       $802        $1,060      $1,796
Armada Government Mortgage Fund - Class I                   $80        $249        $433        $966
Pro Forma - Armada Government Mortgage Fund - Class I       $80        $249        $433        $966

                                                         RIVERFRONT U.S.      ARMADA GOVERNMENT
                                                         GOVERNMENT FUND -    MORTGAGE FUND -      PRO FORMA - ARMADA
                                                         INVESTOR B SHARES    CLASS A SHARES       GOVERNMENT MORTGAGE
                                                         (RIVERFRONT TARGET   (ARMADA ACQUIRING    FUND - CLASS A
                                                         FUND) 1              FUND)                SHARES 1
                                                         ----------------------------------------------------------------
   SHAREHOLDER FEES (paid directly from your
     investment)
   ----------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases      None                 4.50% 2              4.50% 2
     (as a percentage of offering price)
   ----------------------------------------------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load) (as a
     percentage of net asset value)                      4.00% 3              None                 None
   ----------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends and Other Distributions
     (as a percentage of offering price)                 None                 None                 None
   ----------------------------------------------------------------------------------------------------------------------
   Redemption Fee (as a percentage of amount
     redeemed, if applicable)                            None                 None                 None
   ----------------------------------------------------------------------------------------------------------------------
   Exchange Fee                                          None                 None                 None
   ----------------------------------------------------------------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES (expenses that are
     deducted from Fund assets, as a percentage of
     average net assets)
   Investment Advisory Fees                              0.40%                0.55% 4              0.55% 4
   ----------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees              1.00%                0.10% 5              0.10% 5
   ----------------------------------------------------------------------------------------------------------------------
   Other Expenses:
   ----------------------------------------------------------------------------------------------------------------------
     Non-12b-1 Shareholder Servicing Fees                None                 0.25% 6              0.25% 6
   ----------------------------------------------------------------------------------------------------------------------
     Other                                               0.51%                0.18%                0.18%
   ----------------------------------------------------------------------------------------------------------------------
    Total Other Expenses                                 0.51%                0.43%                0.43%
   ----------------------------------------------------------------------------------------------------------------------
    Total Annual Fund Operating Expenses                 1.91% 7              1.08% 4              1.08% 4
   ----------------------------------------------------------------------------------------------------------------------



-----------------------------
1 If shareholders of the Riverfront U.S. Government Fund approve the Reorganization, Investor B shareholders will incur the expenses of the Armada Acquiring Fund as shown in the "Pro Forma - Armada Government Mortgage Fund - Class A Shares" column.
2 This sales charge varies depending upon how much you invest. For more information see the Armada Acquiring Fund's prospectus.
3 The contingent deferred sales charge is 4.00% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. For more information see the section entitled "Purchase, Exchange and Redemption Procedures - Sales Charges" below.
4 IMC expects to waive a portion of its advisory fees for the Armada Acquiring Fund during the current fiscal year. After this fee waiver the Armada Acquiring Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be 0.40% and 0.93%, respectively. This fee waiver is voluntary and may be discontinued at any time.
5 Actual Distribution and/or Service (12b-1) Fees incurred by the Armada Acquiring Fund's Class A Shares during the last fiscal year were 0.05%. The Armada Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Armada Acquiring Fund's distribution plan for Class A Shares, but expects such reimbursements to be no more than 0.05% during the current fiscal year.
6 Certain financial institutions may provide administrative services to their customers who own Class A Shares of the Armada Acquiring Fund and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class A Shares.
7 After Investor B Shares have been held for eight years from the date of purchase, they will automatically convert to Investor A Shares on or about the 15th day of the following month. Investor A Shares incur lower operating expenses than Investor B Shares.

         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

         The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same, you reinvest all dividends and distributions, and your Investor B Shares of the Riverfront Target Fund convert to Investor A Shares of the Riverfront Target Fund after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:


FUND                                     1 YEAR         3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------
 Riverfront U.S. Government Fund -
 Investor B 1                            $594           $1,000      $1,232       $2,038
 Riverfront U.S. Government Fund -
 Investor B 2                            $194           $600        $1,032       $2,038
 Armada Government Mortgage
 Fund - Class A                          $550           $763        $993         $1,653
 Pro Forma - Armada Government
 Mortgage Fund - Class A                 $550           $763        $993         $1,653

1 If you sell your shares at the end of the period.
2 If you do not sell your shares at the end of the period.


         PERFORMANCE

         The bar charts and performance tables (before and after taxes) below illustrate the volatility of an investment in each Fund. The Fund's past performance does not necessarily indicate how the Funds will perform in the future.

         The bar charts show changes in the performance of the Armada Acquiring Fund's Class I Shares and the Riverfront Target Fund's Investor A Shares from year to year. The bar chart for the Riverfront Target Fund does not reflect sales charges. If sales charges had been reflected, the returns for Investor A Shares of the Riverfront Target Fund would be less than those shown below. The performance of Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund will differ from that of Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund, respectively, due to differences in expenses.


ARMADA GOVERNMENT MORTGAGE FUND - CLASS I SHARES
(ARMADA ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS

------------------------------------------------------------------------------------------------
1994        1995     1996     1997     1998     1999     2000      2001       2002       2003
-----------------------------------------------------------------------------------------------
(0.55)%     13.77%   4.70%    8.11%    7.08%    1.23%    10.30%    7.61%      8.19%      2.13%
-----------------------------------------------------------------------------------------------


             -----------------------------------------------------------
                                  QUARTER ENDED
             -----------------------------------------------------------
             BEST QUARTER                6/30/95              3.94%
             -----------------------------------------------------------
             WORST QUARTER               3/31/94             (1.06)%
             -----------------------------------------------------------

RIVERFRONT U.S. GOVERNMENT FUND - INVESTOR A SHARES
(RIVERFRONT TARGET FUND)
CALENDAR YEAR TOTAL RETURNS

------------------------------------------------------------------------------------------------
1994        1995     1996     1997     1998     1999     2000      2001       2002       2003
-----------------------------------------------------------------------------------------------
(4.64)%     15.22%   2.51%    6.94%    6.95%    (1.43)%  11.01%    7.67%      7.64%      2.27%
-----------------------------------------------------------------------------------------------


             -----------------------------------------------------------
                                  QUARTER ENDED
             -----------------------------------------------------------
             BEST QUARTER                6/30/95              4.87%
             -----------------------------------------------------------
             WORST QUARTER               3/31/94             (3.24)%
             -----------------------------------------------------------


         The following tables compare the average annual total returns for the periods ended December 31, 2003 for the Armada Acquiring Fund to those of the Lehman Mortgage-Backed Securities Index and for the Riverfront Target Fund to those of the Lehman Brothers U.S. Intermediate Government Bond Index and the Morningstar Intermediate Government Average, after taking into account applicable sales charges for each Fund.

         After-tax returns are shown for only Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund. After-tax returns for Investor B Shares of the Riverfront Target Fund and Class A Shares of the Armada Acquiring Fund will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003

                                                 1 YEAR        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------
 RIVERFRONT U.S. GOVERNMENT FUND
 INVESTOR A SHARES
 Returns Before Taxes                            (2.33)%       4.38%          4.78%
 Returns After Taxes on Distributions            (3.57)%       2.35%          2.61%
 Returns After Taxes on Distributions and
   Sale of Fund Shares                           (1.44)%       2.48%          2.69%
-------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Intermediate
   Government Bond Index 1 (reflects no
   deduction for fees, expenses or taxes)        2.29%         6.18%          6.32%
-------------------------------------------------------------------------------------------
 Morningstar Intermediate Government
   Average 2 (reflects no deduction for fees,
   expenses or taxes)                            2.15%         5.51%          5.81%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 ARMADA GOVERNMENT MORTGAGE FUND
 CLASS I SHARES
 Returns Before Taxes                            2.13%         5.83%          6.17%
 Returns After Taxes on Distributions            0.75%         3.63%          3.52%
 Returns After Taxes on Distributions and
   Sale of Fund Shares                           1.37%         3.59%          3.56%
-------------------------------------------------------------------------------------------
 Lehman Mortgage-Backed Securities Index 3
   (reflects no deduction for fees, expenses
   or taxes)                                     3.07%         6.55%          6.89%
-------------------------------------------------------------------------------------------


                                                 1 YEAR     5 YEARS         10 YEARS      SINCE          DATE OF
                                                                                          INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
RIVERFRONT U.S. GOVERNMENT FUND
INVESTOR B SHARES                                (2.30)%    4.22%           N/A           5.60%          1/17/95
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers U.S. Intermediate
   Government Bond Index 1 (reflects no
   deduction for fees, expenses or taxes)        2.29%      6.18%           N/A           7.25%          Since 12/31/94
--------------------------------------------------------------------------------------------------------------------------
Morningstar Intermediate Government
   Average 2 (reflects no deduction for
   fees, expenses or taxes)                      2.15%      5.51%           N/A           6.94%          Since 12/31/94
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
ARMADA GOVERNMENT MORTGAGE FUND
CLASS A SHARES                                   (2.98)%    4.55%           5.42%         N/A
--------------------------------------------------------------------------------------------------------------------------
Lehman Mortgage-Backed Securities Index 3
   (reflects no deduction for fees,
   expenses or taxes)                            3.07%      6.55%           6.89%         N/A

-------------
1 The Lehman Brothers U.S. Intermediate Government Bond Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency guaranteed by the U.S. government.
2 Morningstar figures represent the average total returns reported by all mutual funds designated by Morningstar, Inc. as falling into the category indicated. They do not reflect sales charges.
3 The Lehman Mortgage-Backed Securities Index is a widely-recognized index of mortgage-backed securities issued by GNMA, FHLMC and Fannie Mae. All securities in the index are rated AAA, with maturities of at least one year.



--------------------------------------------------------------------------------------------------------------------------
RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND         ARMADA GOVERNMENT MONEY MARKET FUND
(Riverfront Target Fund)                                        (Armada Acquiring Fund)
ASSETS AS OF MAY 31, 2004:$187,208,228                          ASSETS AS OF MAY 31, 2004:$1,942,620,791
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:  U.S. Government Securities Money         INVESTMENT OBJECTIVE:  Government Money Market Fund's
Market Fund's objective is to seek current income from          investment objective is to provide as high a level of
short-term, U.S. government securities while preserving         current income as is consistent with liquidity and
capital and maintaining liquidity.                              stability of principal.


The investment objective may not be changed without a           The investment objective may be changed without a
shareholder vote.                                               shareholder vote.


--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY: U.S. Government Securities       PRINCIPAL INVESTMENT STRATEGY: Government Money Market
Money Market Fund pursues its objective by investing, subject   Fund pursues its objective by investing in a portfolio
to limited exception, solely in obligations issued or           of high quality short-term debt securities issued by the
guaranteed by the U.S. government, its agencies and             U.S. government, its agencies and instrumentalities and
instrumentalities, and in repurchase agreements secured         repurchase agreements related to such securities
by such obligations. The dollar-weighted average                designed to allow the Fund to maintain a stable net
maturity of the Fund will not exceed 90 days.                   asset value of $1.00 per share.
U.S. Government Securities Money Market Fund will
provide shareholders with at least 60 days notice before        Under normal circumstances, Government Money Market Fund
changing this policy.                                           invests at least 80% of its net assets plus any
                                                                borrowings for investment purposes in obligations issued
U.S. Government Securities Money Market Fund intends to         or guaranteed by the U.S. government, including Treasury
invest in the securities of U.S. government-sponsored           bills, notes, bonds and certificates of indebtedness, as
entities including GNMA, FHLMC, FNMA and FHLBs. Not all U.S.    well as securities issued or guaranteed by agencies,
government-sponsored entities are backed by the full faith      authorities, instrumentalities or sponsored enterprises
and credit of the United States government.  Examples of        of the U.S. government, such as GNMA, FNMA, FHLMC and
entities that are not backed by the full faith and credit of    FHLB.  Government Mortgage Fund will provide
the United States government include FHLMC, FNMA and FHLBs.     shareholders with at least 60 days notice before
These entities are, however, supported through federal          changing this 80% policy.
subsidies, loans or other benefits.
                                                                As a money market fund, Government Money Market Fund
U.S. Government Securities Money Market Fund may invest in a    invests only in instruments with remaining maturities of
few governmental entities which have no explicit financial      397 days or less (or in variable or floating rate
support, but which are regarded as having implied support       obligations with maturities that may exceed 397 days if
because the federal government sponsors their activities.       they meet certain conditions) and maintains an average
Such entities include the Farm Credit System and the            weighted maturity of 90 days or less.
Financing Corporation.
--------------------------------------------------------------------------------------------------------------------------


         The investments of both the Riverfront Target Fund and the Armada Acquiring Fund are governed by Rule 2a-7 of the 1940 Act. In accordance with this rule, the Funds may only invest in those U.S. government securities which are denominated in U.S. dollars, are appropriate to each Fund's objective of maintaining a stable net asset value, present minimal credit risks, are diversified at the time of acquisition when taken together with all other holdings, according to the limits of the rule, and are "Eligible Securities." The types of U.S. government securities in which the Funds invest meet the criteria to be considered Eligible Securities under Rule 2a-7.

         With respect to the Riverfront Target Fund, the adviser will increase or decrease the average weighted portfolio maturity of the Fund in response to the adviser's perceptions regarding current economic and market conditions.


         With respect to the Armada Acquiring Fund, IMC actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Armada Acquiring Fund's risk profile.


         Investments in shares of the Riverfront U.S. Government Securities Money Market Fund and Armada Government Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Riverfront U.S. Government Securities Money Market Fund and Armada Government Money Market Fund seek to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in shares of the Riverfront U.S. Government Securities Money Market Fund and Armada Government Money Market Fund.


         FEES AND EXPENSES

         The following comparative fee tables show the fees for Investor A Shares of the Riverfront Target Fund versus Class I Shares of the Armada Acquiring Fund and Institutional Shares of the Riverfront Target Fund versus Class I Shares of the Armada Acquiring Fund as of May 31, 2004. As indicated below, the Total Annual Fund Operating Expenses of the Class I Shares of the Armada Acquiring Fund (currently and following the Reorganization) are lower than those of the Investor A Shares of the Riverfront Target Fund. The current Total Annual Fund Operating Expenses of the Class I Shares of the Armada Acquiring Fund are higher than those of the Institutional Shares of the Riverfront Target Fund before waivers. After taking into account IMC's voluntary waiver, the Total Annual Fund Operating Expenses of the Class I Shares of the Armada Acquiring Fund will be lower than those of the Institutional Shares of the Riverfront Target Fund. The pro forma tables show the Armada Acquiring Fund's fees assuming that the Reorganization is approved by shareholders of the Riverfront Target Fund.

                                                               RIVERFRONT
                                                               U.S.
                                                               GOVERNMENT
                                                               SECURITIES       ARMADA
                                                               MONEY MARKET     GOVERNMENT      PRO FORMA
                                                               FUND -           MONEY MARKET    -ARMADA
                                                               INVESTOR A       FUND - CLASS I  GOVERNMENT
                                                               SHARES           SHARES          MONEY MARKET
                                                               (RIVERFRONT      (ARMADA         FUND - CLASS
                                                               TARGET FUND) 1   ACQUIRING FUND) I SHARES 1
                                                               ------------------------------------------------
SHAREHOLDER FEES (paid directly from your investment)
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                               None             None            None
---------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
   net asset value)                                            None             None            None
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and Other Distributions (as a percentage of offering
   price)                                                      None             None            None
---------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                 None             None            None
---------------------------------------------------------------------------------------------------------------
Exchange Fee                                                   None             None            None
---------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage
   of average net assets)
Investment Advisory Fees                                       0.15%            0.35% 2         0.35% 2
---------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                       0.25%            0.10% 3         0.10% 3
---------------------------------------------------------------------------------------------------------------
Other Expenses                                                 0.34%            0.12%           0.12%
---------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.74% 4          0.57% 2         0.57% 2
---------------------------------------------------------------------------------------------------------------



-----------------------------
1 If shareholders of the Riverfront U.S. Government Securities Money Market Fund approve the Reorganization, Investor A shareholders will incur the expenses of the Armada Acquiring Fund as shown in the "Pro Forma - Armada Government Money Market Fund - Class I Shares" column.
2 IMC expects to waive a portion of its advisory fees for the Armada Acquiring Fund during the current fiscal year. After this fee waiver, the Armada Acquiring Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be 0.25% and 0.47%, respectively. This fee waiver is voluntary and may be discontinued at any time.
3 Actual Distribution and/or Service (12b-1) Fees incurred by the Armada Acquiring Fund's Class I Shares during the last fiscal year were 0.05%. The Armada Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Armada Acquiring Fund's distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% during the current fiscal year.
4 Total Annual Fund Operating Expenses are based on anticipated expenses for the fiscal year ending December 31, 2004. Total Annual Fund Operating Expenses were 0.73% for the fiscal year ended December 31, 2003.


         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in Investor A Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

         The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:



FUND                                                  1 YEAR      3 YEARS      5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------
 Riverfront U.S. Government Securities Money
 Market Fund - Investor A                             $76         $237          $411         $918
 Armada Government Money Market
 Fund - Class I                                       $53         $167          $291         $653
 Pro Forma - Armada Government Money Market Fund
 -  Class I                                           $53         $167          $291         $653

                                                         RIVERFRONT U.S.
                                                         GOVERNMENT
                                                         SECURITIES MONEY
                                                         MARKET FUND -        ARMADA GOVERNMENT
                                                         INSTITUTIONAL        MONEY MARKET  FUND - PRO FORMA - ARMADA
                                                         SHARES               CLASS I SHARES       GOVERNMENT MONEY
                                                         (RIVERFRONT TARGET   (ARMADA ACQUIRING    MARKET FUND - CLASS
                                                         FUND) 1              FUND)                I SHARES 1
                                                         ----------------------------------------------------------------
 SHAREHOLDER FEES (paid directly from your
   investment)
-------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on Purchases        None                 None                 None
   (as a percentage of offering price)
-------------------------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)                        None                 None                 None
-------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a
   percentage of offering price)                         None                 None                 None
-------------------------------------------------------------------------------------------------------------------------
 Redemption Fee (as a percentage of amount
   redeemed, if applicable)                              None                 None                 None
-------------------------------------------------------------------------------------------------------------------------
 Exchange Fee                                            None                 None                 None
-------------------------------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets, as a percentage of
   average net assets)
 Investment Advisory Fees                                0.15%                0.35% 2              0.35% 2
-------------------------------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees                None                 0.10% 3              0.10% 3
-------------------------------------------------------------------------------------------------------------------------
 Other Expenses:
-------------------------------------------------------------------------------------------------------------------------
   Non-12b-1 Shareholder Servicing Fees                  None                 None                 None
-------------------------------------------------------------------------------------------------------------------------
   Other                                                 0.34%                0.12%                0.12%
-------------------------------------------------------------------------------------------------------------------------
 Total Other Expenses                                    0.34%                0.12%                0.12%
-------------------------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                    0.49% 4              0.57% 2              0.57% 2
-------------------------------------------------------------------------------------------------------------------------



-----------------------------
1 If shareholders of the Riverfront U.S. Government Securities Money Market Fund approve the Reorganization, Institutional Shares shareholders will incur the expenses of the Armada Acquiring Fund as shown in the "Pro Forma - Armada Government Money Market Fund - Class I Shares" column.
2 IMC expects to waive a portion of its advisory fees for the Armada Acquiring Fund during the current fiscal year. After this fee waiver, the Armada Acquiring Fund's Investment Advisory Fees and Total Annual Fund Operating Expenses are expected to be 0.25% and 0.47%, respectively. This fee waiver is voluntary and may be discontinued at any time.
3 Actual Distribution and/or Service (12b-1) Fees incurred by the Armada Acquiring Fund's Class I Shares during the last fiscal year were 0.05%. The Armada Acquiring Fund may reimburse expenses up to a maximum of 0.10% under the Armada Acquiring Fund's distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% during the current fiscal year.
4 Total Annual Fund Operating Expenses are based on anticipated expenses for the fiscal year ending December 31, 2004. Total Annual Fund Operating Expenses were 0.47% for the fiscal year ended December 31, 2003.


         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in Institutional Shares of the Riverfront Target Fund and Class I Shares of the Armada Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

         The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:



FUND                                         1 YEAR        3 YEARS     5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------
 Riverfront U.S. Government Securities
 Money Market Fund - Institutional           $50           $157        $274          $616
 Armada Government Money Market
 Fund - Class I                              $53           $167        $291          $653
 Pro Forma - Armada Government Money
 Market Fund - Class I                       $53           $167        $291          $653
----------------------------------------------------------------------------------------------

         PERFORMANCE

         The bar charts and performance tables (before and after taxes) below illustrate the volatility of an investment in each Fund. The Fund's past performance does not necessarily indicate how the Funds will perform in the future. The bar charts show changes in the performance of the Armada Acquiring Fund's Class I Shares and the Riverfront Target Fund's Investor A Shares from year to year. The performance of Institutional Shares of the Riverfront Target Fund will differ from that of Investor A Shares of the Riverfront Target Fund due to differences in expenses.



ARMADA GOVERNMENT MONEY MARKET FUND - CLASS I SHARES
(ARMADA ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS

-----------------------------------------------------------------------------------------------
1994        1995     1996     1997     1998     1999     2000      2001       2002       2003
-----------------------------------------------------------------------------------------------
3.91%       5.63%    5.14%    5.25%    5.15%    4.82%    6.11%     3.90%      1.46%      0.74%
-----------------------------------------------------------------------------------------------


             -----------------------------------------------------------
                                  QUARTER ENDED
             -----------------------------------------------------------
             BEST QUARTER                12/31/00            1.58%
             -----------------------------------------------------------
             WORST QUARTER                9/30/03            0.16%
             -----------------------------------------------------------



RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND - INVESTOR A SHARES (RIVERFRONT TARGET FUND)
CALENDAR YEAR TOTAL RETURNS

-----------------------------------------------------------------------------------------------
1994        1995     1996     1997     1998     1999     2000      2001       2002       2003
-----------------------------------------------------------------------------------------------
3.78%       5.52%    4.89%    5.02%    4.93%    4.61%    5.85%     3.54%      1.03%      0.43%
-----------------------------------------------------------------------------------------------


             -----------------------------------------------------------
                                  QUARTER ENDED
             -----------------------------------------------------------
            BEST QUARTER                 9/30/00             1.54%
             -----------------------------------------------------------
            WORST QUARTER                12/31/03            0.09%
             -----------------------------------------------------------

         The following tables represent the average annual total returns for the Armada Acquiring Fund and the Riverfront Target Fund.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003



                                              1 YEAR       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
RIVERFRONT U.S. GOVERNMENT SECURITIES
MONEY MARKET FUND
INVESTOR A SHARES                             0.43%        3.07%        3.95%
--------------------------------------------------------------------------------
ARMADA GOVERNMENT MONEY MARKET FUND
CLASS I SHARES                                0.74%        3.39%        4.20%


                                                                                          SINCE         DATE OF
                                                 1 YEAR        5 YEARS      10 YEARS      INCEPTION     INCEPTION
----------------------------------------------------------------------------------------------------------------------
 RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY
 MARKET FUND
 INSTITUTIONAL  SHARES                           0.68%         N/A          N/A           1.47%         5/2/01
----------------------------------------------------------------------------------------------------------------------
 ARMADA GOVERNMENT MONEY MARKET FUND
 CLASS I SHARES                                  0.74%         3.39%        4.20%         N/A            N/A
----------------------------------------------------------------------------------------------------------------------

TEMPORARY POSITIONS OF THE RIVERFRONT TARGET FUNDS AND ARMADA ACQUIRING FUNDS

         To minimize potential losses and maintain liquidity necessary to meet shareholder redemptions during adverse or unusual market conditions, each of the Riverfront Target Funds (except the Riverfront U.S. Government Securities Money Market Fund) and the Armada Acquiring Funds (except the Armada Government Money Market Fund) may temporarily depart from its principal investment strategy by investing up to 100% of its assets in cash or short-term, high quality money market instruments (e.g. commercial paper, repurchase agreements, etc.). Such temporary defensive investing may cause a Riverfront Target Fund or an Armada Acquiring Fund to temporarily forego greater investment returns for the safety of principal and fail to meet its investment objective.

PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES


         Described below are the procedures for the purchase, exchange and redemption of shares of the Riverfront Target Funds and the Armada Acquiring Funds. You should refer to Armada Funds' Prospectuses (a copy of the appropriate Armada Funds Prospectus accompanies this Prospectus/Proxy Statement) for the specific procedures applicable to the purchases, exchanges and redemptions of shares of the Armada Acquiring Funds. Set forth below is a brief description of the basic purchase, exchange and redemption procedures applicable to the shares of the Riverfront Target Funds and Armada Acquiring Funds.


         PURCHASING SHARES


         RIVERFRONT TARGET FUNDS. Shareholders of the Riverfront Target Funds may purchase Investor A and Investor B Shares directly from the Riverfront Target Fund, through an investment professional or through an exchange from another Provident Riverfront Fund. Investor A and Investor B Shares are sold to individuals, corporate investors and retirement plans. Shareholders of the Riverfront U.S. Government Securities Money Market Fund may purchase Institutional Shares through an investment professional or directly from the Fund by mail or wire. Institutional Shares may be purchased through an investment professional or directly from the Fund.

         For each Riverfront Target Fund (other than the Riverfront U.S. Government Securities Money Market Fund), shareholders must submit their purchase order to the investment professional before the end of the regular trading in the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time). Shareholders will receive the next calculated net asset value ("NAV") if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days following the order. Shareholders become the owner of shares and receive dividends when the Fund receives your payment.

         For the Riverfront U.S. Government Securities Money Market Fund, if you submit your purchase order to the investment professional before 4:00 p.m. (Eastern time), you will receive that day's dividend if the investment professional forwards the order to the Fund before 4:00 p.m. (Eastern time) and the Fund receives payment by 5:00 p.m. (Eastern time). If your order and/or payment is received after these times, you will be entitled to the next day's dividend. You will become the owner of shares and receive dividends when the Fund receives your payment.


         The minimum initial investment for Investor A and Investor B Shares is $1,000 ($500 for retirement investments) and the required subsequent investment amount is $100. The minimum initial investment for Institutional Shares is $1,000,000 and there is no minimum for subsequent investments.

         ARMADA ACQUIRING FUNDS. Shareholders of the Armada Acquiring Funds may purchase Class I Shares through a financial intermediary or directly by mail or wire. Class I Shares are only available to financial institutions investing for their own or their customer's accounts. Shareholders of the Armada Acquiring Funds may purchase Class A Shares through a financial intermediary, via the Internet, or by mail, Automated Clearing House, Planned Investment Program or wire. Class A Shares are sold to individuals, corporate investors and retirement plans. Class A Shares impose sales charges, see "Sales Charges" below.

         You may purchase shares on any day that the NYSE is open for business ("Business Day"). Shares cannot be purchased by wire transactions on days when banks are closed. Armada may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders.

         The price per share (the offering price) will be the NAV next determined after a Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

         If you use a financial intermediary, the financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to Armada on time. Armada may authorize certain financial intermediaries to accept, on behalf of Armada, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is received by the financial intermediary by 4:00 p.m. on a business day, and the order will be priced at the Fund's NAV next determined after such receipt, adjusted for any applicable sales charge. Your financial intermediary is responsible for transmitting received orders to Armada within the time period agreed upon.


         The minimum initial investment for Class A Shares is $500 and there is no minimum for subsequent investments. The minimum initial and monthly investment for the Planned Investment Program for Class A Shares is $50. Class I Shares have no minimum initial or subsequent investment.

         SALES CHARGES

         RIVERFRONT TARGET FUNDS. Investor A Shares of the Riverfront Target Funds charge a maximum front-end sales load of 4.50% on purchases. The front-end sales load is applied in the following manner:

                                     Sales Charge as a % of Public
            Purchase Amount                Offering Price              Sales Charge as a % of NAV
Less than $100,000                              4.50%                             4.71%
$100,000 but less than $250,000                 3.50%                             3.63%
$250,000 but less than $500,000                 2.50%                             2.56%
$500,000 but less than $1 million               1.50%                             1.52%
$1 million or greater                           0.00%                             0.00%

         Investor B shares do not impose a sales charge on purchases, but charge a contingent deferred sales charge ("CDSC") on redemption proceeds ranging from 4% to 1% if shares are redeemed within six years of the initial purchase. The CDSC is applied in the following manner:

                   SHARES HELD UP TO:              CDSC
                   ----------------------------------------------
                   1 year                          4.00%
                   ----------------------------------------------
                   2 years                         4.00%
                   ----------------------------------------------
                   3 years                         4.00%
                   ----------------------------------------------
                   4 years                         3.00%
                   ----------------------------------------------
                   5 years                         2.00%
                   ----------------------------------------------
                   6 years                         1.00%
                   ----------------------------------------------
                   7 years or more                 0.00%
                   ----------------------------------------------


After Investor B Shares have been held for eight years from the date of purchase, they will automatically convert to Investor A Shares.

         Institutional Shares of the Riverfront U.S. Government Securities Money Market Fund do not charge front-end sales charges or CDSC's.

         ARMADA ACQUIRING FUNDS. Class A Shares of the Armada Acquiring Funds charge a front-end sales load. The amount of any front-end sales charge included in the offering price varies, depending on the amount of your investment and your investment selections:

         LARGE CAP GROWTH, LARGE CAP VALUE AND SMALL CAP GROWTH FUNDS:
         -------------------------------------------------------------------------------------------------------
                                                                                                DEALERS'
                                             SALES CHARGE AS          AS A % OF NET           REALLOWANCE
         If your                             A % OF OFFERING           ASSET VALUE         AS A % OF OFFERING
         Investment is:                      PRICE PER SHARE            PER SHARE           PRICE PER SHARE
         -------------------------------------------------------------------------------------------------------
         Less than $25,000                         5.50                   5.82                    5.00
         -------------------------------------------------------------------------------------------------------
         $25,000 but less than $50,000             5.25                   5.54                    4.75
         -------------------------------------------------------------------------------------------------------
         $50,000 but less than $100,000            4.75                   4.99                    4.25
         -------------------------------------------------------------------------------------------------------
         $100,000 but less than $250,000           3.75                   3.90                    3.25
         -------------------------------------------------------------------------------------------------------
         $250,000 but less than $500,000           3.00                   3.09                    2.50
         -------------------------------------------------------------------------------------------------------
         $500,000 but less than
         $1,000,000                                2.00                   2.04                    1.50
         -------------------------------------------------------------------------------------------------------
         $1,000,000 or more                        0.00                   0.00                    0.00
         -------------------------------------------------------------------------------------------------------

         BALANCED ALLOCATION FUND:
         -------------------------------------------------------------------------------------------------------
                                                                                               DEALERS'
                                             SALES CHARGE AS         AS A % OF NET           REALLOWANCE
         If your                             A % OF OFFERING          ASSET VALUE         AS A % OF OFFERING
         Investment is:                      PRICE PER SHARE           PER SHARE           PRICE PER SHARE
         -------------------------------------------------------------------------------------------------------
         Less than $50,000                         4.75                   4.99                   4.25
         -------------------------------------------------------------------------------------------------------
         $50,000 but less than $100,000            4.00                   4.17                   3.50
         -------------------------------------------------------------------------------------------------------
         $100,000 but less than $250,000           3.75                   3.90                   3.25
         -------------------------------------------------------------------------------------------------------
         $250,000 but less than $500,000           2.50                   2.56                   2.00
         -------------------------------------------------------------------------------------------------------
         $500,000 but less than
         $1,000,000                                2.00                   2.04                   1.50
         -------------------------------------------------------------------------------------------------------
         $1,000,000 or more                        0.00                   0.00                   0.00
         -------------------------------------------------------------------------------------------------------


         GOVERNMENT MORTGAGE FUND:
         -------------------------------------------------------------------------------------------------------
                                                                                               DEALERS'
                                             SALES CHARGE AS         AS A % OF NET           REALLOWANCE
         If your                             A % OF OFFERING          ASSET VALUE         AS A % OF OFFERING
         Investment is:                      PRICE PER SHARE           PER SHARE           PRICE PER SHARE
         -------------------------------------------------------------------------------------------------------

         Less than $50,000                         4.50                   4.71                   4.00
         -------------------------------------------------------------------------------------------------------
         $50,000 but less than $100,000            4.00                   4.17                   3.50
         -------------------------------------------------------------------------------------------------------
         $100,000 but less than $250,000           3.75                   3.90                   3.25
         -------------------------------------------------------------------------------------------------------
         $250,000 but less than $500,000           2.50                   2.56                   2.00
         -------------------------------------------------------------------------------------------------------
         $500,000 but less than
         $1,000,000                                2.00                   2.04                   1.50
         -------------------------------------------------------------------------------------------------------
         $1,000,000 or more                        0.00                   0.00                   0.00
         -------------------------------------------------------------------------------------------------------


         There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more. However, if you redeem the shares within 18 months after the purchase date, a sales charge will be assessed against your account.

         Front-end sales charges on Class A Shares may be waived under certain circumstances. See "Waiver of Front-End Sales Charge - Class A Shares" in Armada Funds' Prospectus for Class A Shares for a description of the waivers.

         Sales charges for Class A Shares may be reduced under rights of accumulation or pursuant to a letter of intent. See "Rights of Accumulation" and "Letter of Intent" in Armada Funds' Prospectus for Class A Shares for a complete description.

         Shareholders of a Riverfront Target Fund who receive Class A Shares of an Armada Acquiring Fund will not incur the front-end sales load on the Class A Shares of the Armada Acquiring Fund they receive as a result of the Reorganization. However, any future purchase of Class A Shares will be subject to the front-end sales load.


         Class I Shares of the Armada Acquiring Funds are not subject to front-end sales charges or CDSCs.

         EXCHANGING SHARES

         RIVERFRONT TARGET FUNDS. Shareholders of the Riverfront Target Funds may exchange shares of an Riverfront Target Fund (other than shares of the Riverfront U.S. Government Securities Money Market Fund) for shares of the same class of another Riverfront Target Fund at NAV and without a sales charge, provided the $1,000 minimum investment requirement is met. Exchanges are limited to five per rolling twelve-month period.

         ARMADA ACQUIRING FUNDS. Shareholders of the Armada Acquiring Funds may exchange shares of an Armada Acquiring Fund for shares of the same class of another Armada Fund. The minimum exchange amount is $500. If you exchange Class A Shares that you purchased without a sales charge or with a lower sales charge into an Armada Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an Armada Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner. Exchanges are limited to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any twelve-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

         REDEEMING SHARES

         RIVERFRONT TARGET FUNDS. Shareholders of the Riverfront Target Funds may redeem their Investor A or Investor B Shares through a financial intermediary or by mail, telephone or through an Automatic Withdrawal Plan. Institutional Shares of the Riverfront U.S. Government Securities Money Market Fund may be redeemed through a financial intermediary or by mail or telephone. Signature guarantees are required for redemption requests of $50,000 or more. Telephone redemptions may not exceed $50,000. A financial intermediary may charge a fee for its services.

         ARMADA ACQUIRING FUNDS. Shareholders of the Armada Acquiring Funds may sell their Class A Shares and Class I Shares through a financial intermediary or the Internet or by telephone or the Systematic Withdrawal Plan. The minimum redemption is $100 for redemption requests made through the Internet or by telephone or the Systematic Withdrawal Plan. A financial intermediary may charge a fee for its services. A redemption order received by a financial intermediary by 4:00 p.m. on a business day will be deemed to have been received by a Fund and will be priced at the NAV next determined less any CDSC.

         Class A Shares and Class I Shares of Armada Small Cap Growth Fund charge a 2.00% redemption fee on proceeds of shares redeemed within 60 days following their purchase. The redemption fee is calculated as a percentage of the net asset value of total redemption proceeds. The redemption fee may be waived under certain circumstances. See "Redemption Fee" in the respective Armada Funds Prospectus for Class A Shares and Class I Shares for a description of the transactions for which a redemption fee will not be charged.

         For redemption fee purposes, the holding periods of the Armada Acquiring Funds received by each Riverfront Target Fund shareholder will include the holding periods of the Riverfront Target Fund shares surrendered in exchange therefore.

         DETERMINING NAV

         RIVERFRONT TARGET FUNDS. Each Riverfront Target Fund's NAV is determined at the end of the regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open for business. Each Riverfront Target Fund reserves the right not to determine NAV when it has not received any orders to purchase, sell or exchange, or if changes in the value of a Fund's portfolio do not affect its NAV. The value of each Riverfront Target Fund's shares (except the U.S. Government Securities Money Market Fund) is generally determined based upon the market value of portfolio securities (less a Fund's liabilities). However, the Board of Trustees of the Riverfront Target Funds has adopted detailed procedures specifying other methods of valuing investments when necessary to appraise their fair market value (such as when market quotations are not readily available for a given portfolio security).

         The NAV for the U.S. Government Securities Money Market Fund is expected to be $1.00 per share. The value of the U.S. Government Securities Money Market Fund is determined by amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accretion of discount rather than at current market value.

         ARMADA ACQUIRING FUNDS. Each Armada Acquiring Fund's NAV is determined at the end of the regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open for business. The price per share will be the NAV next determined after an Armada Acquiring Fund receives a purchase order plus any applicable front-end sales charge. In calculating NAV, an Armada Acquiring Fund generally values its investment portfolio at market price. If market prices are not readily available, including when quoted prices are considered to be unreliable, fair value prices may be determined in good faith using methods approved by the Armada Acquiring Funds' Board of Trustees.

         Some Armada Acquiring Funds may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the prices of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Armada Acquiring Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Armada Acquiring Funds.

         The NAV for the Government Money Market Fund is expected to be $1.00 per share. In calculating NAV for the Government Money Market Fund, the Fund generally values its investment portfolio using the amortized cost method. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Fund's Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

         RIVERFRONT TARGET FUNDS. The Riverfront U.S. Government Securities Money Market Fund declares any dividends daily and pays them monthly, and the Riverfront Small Company Select Fund declares and pays any dividends semi-annually to shareholders. The remaining Riverfront Target Funds declare and pay dividends monthly. Capital gains are paid at least annually. Dividends and capital gains distributions are automatically reinvested in additional shares without a sales charge unless shareholders have elected to receive a cash payment.

         ARMADA ACQUIRING FUNDS. Armada Government Money Market Fund accrues income daily and distributes it monthly. Armada Small Cap Growth Fund distributes income at least annually, and Armada Large Cap Growth Fund, Armada Balanced Allocation Fund, and Armada Large Cap Value Fund distribute income quarterly. Armada Government Mortgage Fund distributes income monthly. Each of the Armada Acquiring Funds makes distributions of capital gains, if any, at least annually.

         Immediately before the Reorganization, the Riverfront Target Funds will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of the Riverfront Target Fund's investment company taxable income for taxable years ending on or before the date of the Reorganization (computed without regard to any deduction for dividends paid) and all of the Riverfront Target Fund's net capital gain, if any, recognized in taxable years ending on or before the date of the Reorganization. Any such dividends and distributions will be taxable to shareholders of the Riverfront Target Funds.

INVESTMENT ADVISER


         RIVERFRONT TARGET FUNDS. Prior to the Acquisition described previously under "Synopsis - Summary of Proposals 1 & 2 - Approval of the New Agreement," PIA, with its principal offices located at One East Fourth Street, Cincinnati, Ohio 45202, served as adviser to the Riverfront Target Funds. PIA was a subsidiary of Provident, a bank holding company located in Cincinnati, Ohio with approximately $2 billion in managed assets immediately prior to the Acquisition. PIA, or its affiliate, The Provident Bank (former adviser to each of the Riverfront Target Funds prior to PIA), has provided investment advisory services to individual and corporate trust accounts since 1902. PIA utilized a team approach for the day-to-day management of the Riverfront Target Funds. The Board of Trustees of Provident Riverfront Funds supervised PIA and established policies that PIA followed in its management activities. Effective July 1, 2004, IMC began providing investment advisory services to the Riverfront Target Funds, subject to the supervision of the Board of Trustees of Provident Riverfront Funds.


         ARMADA ACQUIRING FUNDS. IMC, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the adviser to the Armada Acquiring Funds. Effective July 1, 2004, IMC began providing investment advisory services to the Riverfront Target Funds. As of June 30, 2004, IMC had approximately $27.4 billion in assets under management. IMC, including its predecessors, has been providing investment management services since 1995. IMC utilizes a team approach for the day-to-day management of the Armada Acquiring Funds. No one person is primarily responsible for making investment recommendations to the team. IMC makes investment decisions for Armada Funds and continuously reviews, supervises, and administers each Armada Fund's investment program. The Board of Trustees of Armada Funds supervises IMC and establishes policies that IMC must follow in its management activities.

DISTRIBUTOR

         RIVERFRONT TARGET FUNDS. Edgewood Services, Inc., with its principal offices at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 serves as principal underwriter for The Provident Riverfront Funds.

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


         ARMADA ACQUIRING FUNDS. Professional Funds Distributor, LLC, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406 serves as the principal underwriter for Armada Funds. Prior to May 1, 2003, SEI Investments Distribution Co., with its principal offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456, served as the principal underwriter for Armada Funds.

OTHER SERVICE PROVIDERS

         RIVERFRONT TARGET FUNDS. Federated Services Company, a subsidiary of Federated Investors, Inc., provides management and administrative services reasonably necessary for the operations of Provident Riverfront Funds. Federated Services Company is located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237. Deloitte & Touche LLP, located at 180 N. Stetson Avenue, Chicago, Illinois 60601, is Provident Riverfront Funds' independent registered public accounting firm.

         ARMADA ACQUIRING FUNDS. PFPC Inc., with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, and National City Bank, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 04414, began serving as co-administrators to Armada Funds on June 1, 2003. Prior to June 1, 2003, SEI Investments Global Fund Services, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, and National City Bank served as co-administrators to Armada Funds. Ernst & Young LLP, located at 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103 is the independent registered public accounting firm for Armada Funds.


        PRINCIPAL RISK FACTORS OF THE RIVERFRONT TARGET FUNDS AND ARMADA
                                ACQUIRING FUNDS

         Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its investment goal. As with any mutual fund, you could lose money by investing in a Fund. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. Additional principal risks of investing in the Funds are set forth below.

         STOCK MARKET RISK. By investing in common stocks you may be exposed to certain risks that could cause you to lose money, particularly a sudden decline in a holding's shares price or an overall decline in the stock market. Market risk is the risk that a Fund may lose value if the individual stocks in which the Fund has invested or the overall stock markets in which the stocks trade go down. Historically, the stock markets have moved in cycles, and the value of a Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of national and world economies, national and world social and political events, and fluctuations of other stock markets around the world. The following Funds are subject to market risk:

         RIVERFRONT TARGET FUNDS            ARMADA ACQUIRING FUNDS

         Large Company Select Fund          Large Cap Growth Fund
         Balanced Fund                      Balanced Allocation Fund
         Small Company Select Fund          Small Cap Growth Fund
         Select Value Fund                  Large Cap Value Fund

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         MARKET TRENDS/STYLE RISK. For Funds that focus primarily upon a growth or value style of investing, such styles of investing tend to shift into and out of favor with stock market investors depending on market and economic conditions. For example, stock market investors may, at times, favor value stocks over growth-oriented stocks. Accordingly, where a Fund's adviser focuses on growth-style stocks during a time when value stocks are in favor, the resulting performance of the Fund might suffer in comparison to stock funds that utilize a different investment strategy (I.E., value or some broader strategy). The following Funds are subject to market trends risk:

         RIVERFRONT TARGET FUNDS            ARMADA ACQUIRING FUNDS

         Large Company Select Fund          Large Cap Growth Fund
         Small Company Select Fund          Small Cap Growth Fund
         Select Value Fund                  Large Cap Value Fund
         Balanced Fund

         SMALL COMPANIES RISK. Generally, smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than stocks of larger companies. The following Funds are subject to risks related to company size:

         RIVERFRONT TARGET FUNDS            ARMADA ACQUIRING FUNDS
         Small Company Select               Small Cap Growth Fund
                                            Balanced Allocation Fund

         BOND MARKET RISK. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates and is an alternative measure to a security's maturity. The following Funds are subject to bond market risk:

         RIVERFRONT TARGET FUNDS            ARMADA ACQUIRING FUNDS

         Balanced Fund                      Balanced Allocation Fund
         U.S. Government Fund               U.S. Government Mortgage Fund
         U.S. Government Securities         Government Money Market Fund
           Money Market Fund
         Select Value Fund

         CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLB, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.


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

         Additionally, many fixed income securities receive credit ratings from nationally recognized statistical rating organizations ("NRSROs") such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the adviser's credit assessment. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes which may lead to a greater price fluctuation in the securities a Fund owns. The following Funds are subject to credit risk:

         RIVERFRONT TARGET FUNDS            ARMADA ACQUIRING FUNDS

         Balanced Fund                      Balanced Allocation Fund
         U.S. Government Fund               Government Mortgage Fund
         U.S. Government Securities         Government Money Market Fund
           Money Market Fund

         CALL RISK. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics. The following Funds are subject to call risk:

         RIVERFRONT TARGET FUNDS            ARMADA ACQUIRING FUNDS

         Balanced Fund                      Balanced Allocation Fund
         U.S. Government Fund               Government Mortgage Fund

         PREPAYMENT/EXTENSION RISKS. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund. This risk also exists for other asset-backed securities, although generally to a lesser degree.

         Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities. The following Funds are subject to prepayment/extension risk:

         RIVERFRONT TARGET FUNDS            ARMADA ACQUIRING FUNDS

         Balanced Fund                      Balanced Allocation Fund
         U.S. Government Fund               Government Mortgage Fund


         ALLOCATION RISK. Allocation risk is the risk that an adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The following funds are subject to allocation risk:


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

         RIVERFRONT TARGET FUND             ARMADA ACQUIRING FUND

         Balanced Fund                      Balanced Allocation Fund

         FOREIGN RISK. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect, either positively or negatively, the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. While certain Riverfront Target Funds and Armada Acquiring Funds may invest in foreign securities, the Armada Balanced Allocation Fund is the only Fund that invests in foreign securities as a principal strategy and is subject to foreign risks.

         COUNTERPARTY RISK. Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. The following Funds are subject to counterparty risk:

         RIVERFRONT TARGET FUND             ARMADA ACQUIRING FUND

         U.S. Government Securities         Government Money Market Fund
            Money Market Fund


         SECTOR RISK. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As an adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector. The following Funds may invest more than 25% in any one sector:

         RIVERFRONT TARGET FUNDS            ARMADA ACQUIRING FUNDS

         Large Company Select Fund          Government Mortgage Fund
         Balanced Fund                      Government Money Market Fund
         Small Company Growth
         Select Value Fund
         U.S. Government Fund
         U.S. Government Securities Money Market Fund


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



            INVESTMENT LIMITATIONS OF THE RIVERFRONT TARGET FUNDS AND
                             ARMADA ACQUIRING FUNDS


         The Riverfront Target Funds and the Armada Acquiring Funds are subject to similar, but not identical, fundamental investment restrictions. Investment restrictions that are fundamental may not be changed by a Fund without the approval of shareholders and requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Fund; or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented. Changes to non-fundamental investment restrictions do not require the approval of shareholders and may be changed by the Funds' respective Board of Trustees. Set forth below is a comparison of the Funds' fundamental and non-fundamental investment restrictions. Please see the Funds' Statements of Additional Information that are incorporated by reference into this Combined Prospectus/Proxy Statement.


         DIVERSIFICATION. Each of the Riverfront Target Funds and the Armada Acquiring Funds may not purchase securities of any one issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if as a result more than 5% of a Fund's total assets would be invested in the securities of such issuer. This restriction applies to 75% of a Fund's total assets. In addition each Riverfront Target Fund and Armada Acquiring Fund may not hold more than 10% of the outstanding voting securities of an issuer. These restrictions are not stated as fundamental investment limitations for Armada Government Money Market Fund; however, both Armada Government Money Market Fund and the Riverfront U.S. Government Securities Money Market Fund are subject to similar, as well as additional, portfolio diversification requirements imposed by Rule 2a-7 under the 1940 Act.

         LOANS. Except as noted otherwise, each of the Riverfront Target Funds (except for the Riverfront Select Value Fund and Riverfront U.S. Government
Fund) and each of the Armada Acquiring Funds may not make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in accordance with stated limits. The Riverfront Select Value Fund may not lend more than 30% of the value of its securities to brokers, dealers or other financial organizations. The Riverfront U.S. Government Securities Money Market Fund is subject to the limitation that it may not lend portfolio securities valued at more than 15% of the Fund's total assets to brokers, dealers and financial institutions. Each Armada Acquiring Fund may lend portfolio securities in an amount not exceeding one-third of its total assets.

         INDUSTRY CONCENTRATION. Each of the Riverfront Target Funds and Armada Acquiring Funds may not purchase securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, subject to certain exceptions that are generally similar among the Funds.

         BORROWING AND SENIOR SECURITIES. The borrowing restrictions of the Riverfront Target Funds and the Armada Acquiring Funds differ in some respects. With respect to the Riverfront Target Funds, each of the Riverfront Large Company Select Fund and Riverfront Small Company Select Fund may not borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of its total assets at the time of such borrowing, and except as permitted pursuant to the appropriate exemptions from the 1940 Act. Each of these Funds will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

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


         The Riverfront Balanced Fund may not borrow money or issue senior securities, except that the Fund may borrow from banks or enter into repurchase agreements or dollar roll agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing and as permitted pursuant to the appropriate exemptions from the 1940 Act.


         The Riverfront Select Value Fund and Riverfront U.S. Government Fund may not borrow money or issue senior securities, which includes entering into reverse repurchase agreements, except that each Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings and reverse repurchase agreements will be repaid before additional investments are made.


         The Riverfront U.S. Government Securities Money Market Fund may not borrow money or issue senior securities, except that the Fund may borrow from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made.


         With respect to the Armada Acquiring Funds, each of the Armada Acquiring Funds may not borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act. The Armada Acquiring Funds also have a non-fundamental investment limitation that provides that no Fund may purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of the Fund's total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in its prospectus or statement of additional information are not deemed to be pledged for purposes of this limitation. While the Armada Acquiring Funds' investment limitations do not restrict borrowing to temporary or emergency purposes, the Funds do not engage in borrowing for other purposes within the context of their principal investment strategies.


         REAL ESTATE. Each of the Riverfront Target Funds (except the Riverfront Select Value Fund and Riverfront U.S. Government Fund) and the Armada Acquiring Funds may not purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

         UNDERWRITING. The Riverfront Target Funds (except the Riverfront Select Value Fund and Riverfront U.S. Government Fund) and the Armada Acquiring Funds may not underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."


         COMMODITIES. The Riverfront Large Company Select Fund, Riverfront Small Company Select Fund, Riverfront Balanced Fund and Riverfront Government Securities Money Market Fund may not purchase or sell commodities or commodity contracts, except to the extent disclosed in the Riverfront Target Funds' current prospectuses. The Riverfront Select Value Fund and Riverfront U.S. Government Fund have no stated investment limitations with respect to transactions in commodities or commodity contracts. None of the Riverfront Target Funds, however, disclose that they may engage in such transactions in their prospectuses or statements of additional information.


         Each Armada Acquiring Fund may not invest in commodities or commodities contracts except that, as consistent with its investment objective and policies, an Armada Acquiring Fund may (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices, (b) purchase and sell options on futures contracts and indices, and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities.

         MARGIN AND SHORT SALES. Each of the Riverfront Target Funds (except the Riverfront Select Value Fund and Riverfront U.S. Government Fund) may not purchase securities on margin, except for use of short-term credit necessary for the clearance of purchases (and sales, in the case of the Riverfront U.S. Government Securities Money Market Fund) of portfolio securities and, with respect to the Riverfront Large Company Select Fund, Riverfront Small Company Select Fund and Riverfront Balanced Fund only, except as may be necessary to make margin payments in connection with derivative securities transactions. The Riverfront U.S. Government Securities Money Market Fund is also subject to the restriction that it may not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. As a non-fundamental investment limitation that can be changed without shareholder approval, each of the Riverfront Large Company Select Fund, Riverfront Balanced Fund and Riverfront Small Company Select Fund may not engage in any short sales, except to the extent discussed in the Funds' current prospectus.

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


         The Armada Acquiring Funds do not have a fundamental investment limitation with respect to margin or short sales. However, the Armada Acquiring Funds have a non-fundamental investment limitation that provides that no Fund may purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) a Fund may make short sales against-the-box.

         OTHER RESTRICTIONS. The Riverfront Select Value Fund, Riverfront U.S. Government Fund and Riverfront U.S. Government Securities Money Market Fund are subject to the following additional fundamental limitations:

         1. Each Fund may not pledge more than 15% of its net assets to secure indebtedness (the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets).

         2. Each Fund may not invest in securities of an issuer (other than an agency or instrumentality of the U.S. government) which, together with any predecessor of the issuer, has been in operation for less than three years if immediately after and as a result of such investment, more than 5% of the value of the Fund's total assets would then be invested in the securities of such issuer.



         The Riverfront Select Value Fund and Riverfront U.S. Government Fund are subject to the following additional fundamental limitations:

         1. Each Fund may not invest more than 15% of the value of a Fund's net assets in restricted or illiquid securities, including but not limited to securities for which there are no readily available market quotations, dealer (OTC) options, assets used to cover dealer options written by the Fund or repurchase agreements that mature in more than 7 days.

         2. Each Fund may not invest more than 10% of the value of a Fund's net assets in fixed time deposits which are non-negotiable and/or which impose a penalty for early withdrawal and which have maturities of more than seven days.



         In addition, as a fundamental investment limitation, the Riverfront U.S. Government Securities Money Market Fund may not invest more than 15% of its total assets in repurchase agreements maturing in more than seven days.

         The corresponding Armada Acquiring Funds do not have such additional fundamental investment limitations.

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



                PROPOSAL 1 - APPROVAL OF THE REORGANIZATION PLAN

         The Board of Trustees of the Trust unanimously recommends that the shareholders of each Riverfront Target Fund vote to approve the Reorganization Plan. The Board of Trustees approved the Reorganization Plan out of the belief that the transactions contemplated by the Reorganization Plan are in the best interests of each Riverfront Target Fund and that the interests of the existing shareholders of each Riverfront Target Fund would not be diluted as a result of such transactions.

BACKGROUND

         Earlier this year, NCC began discussions regarding the acquisition of Provident and its affiliated entities. In April 2004, NCC entered into a letter of intent with Provident to acquire Provident and its affiliated entities in July 2004. The Acquisition includes the assets and operations of PIA, the previous investment adviser to the Riverfront Target Funds.


         During the negotiations between NCC and Provident, it was proposed that the Riverfront Target Funds be acquired by corresponding Armada Funds for the following reasons: (i) the Armada Acquiring Funds have investment objectives, policies and restrictions substantially similar to those of the Riverfront Target Funds; (ii) each Armada Acquiring Fund has a considerably larger asset size than that of its corresponding Riverfront Target Fund; and (iii) IMC has extensive experience in managing mutual funds. Subsequently, the Board of Trustees met on May 21, 2004 to discuss the proposed merger and appointment of IMC as interim investment adviser upon completion of the Acquisition. At a special meeting held on June 23, 2004, the Board of Trustees approved the appointment of IMC as interim investment adviser to the Riverfront Target Funds, approved the Reorganization Plan and approved the New Agreement.


DESCRIPTION OF THE REORGANIZATION PLAN

         The terms and conditions under which the Reorganization will be implemented are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, which is attached hereto as Exhibit A.

         Pursuant to the Reorganization Plan, the Board of Trustees is proposing that each Riverfront Target Fund transfer all of its assets and assign all of its stated liabilities to the corresponding Armada Acquiring Fund, in exchange for shares of the Armada Acquiring Fund, having an aggregate net asset value equal to the value of all assets transferred less the known liabilities of the Riverfront Target Fund assumed by the Armada Acquiring Fund. The Riverfront Target Fund then will effect a pro rata distribution of such shares of the Armada Acquiring Fund to the shareholders of record of the Riverfront Target Fund as of the Effective Time of the Reorganization. Each Riverfront Target Fund would then be liquidated and dissolved. As a result, the shareholders of the Riverfront Target Fund will become shareholders of the Armada Acquiring Fund. The total value of the Armada Acquiring Fund shares will be the same as the total value of the shares of the Riverfront Target Fund prior to the Reorganization.

         Shareholders of the Riverfront Target Fund will receive the class of shares of the corresponding Armada Acquiring Fund specified in the following table in exchange for the shares of the Riverfront Target Fund they held prior to the Reorganization.

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  RIVERFRONT TARGET FUNDS AND CLASSES        ARMADA ACQUIRING FUNDS AND CLASSES

  Riverfront Large Company Select Fund       Armada Large Cap Growth Fund
           Investor A Shares                          Class I Shares
           Investor B Shares                          Class A Shares

  Riverfront Balanced Fund                   Armada Balanced Allocation Fund
           Investor A Shares                          Class I Shares
           Investor B Shares                          Class A Shares

  Riverfront Small Company Select Fund       Armada Small Cap Growth Fund
           Investor A Shares                          Class I Shares
           Investor B Shares                          Class A Shares

  Riverfront Select Value Fund               Armada Large Cap Value Fund
           Investor A Shares                          Class I Shares
           Investor B Shares                          Class A Shares

  Riverfront U.S. Government Fund            Armada Government Mortgage Fund
           Investor A Shares                          Class I Shares
           Investor B Shares                          Class A Shares

  Riverfront U.S. Government Securities      Armada Government Money Market Fund
  Money Market Fund                                   Class I Shares
           Investor A Shares                          Class I Shares
           Institutional Shares


          Shareholders of a Riverfront Target Fund who receive shares of its corresponding Armada Acquiring Fund in the Reorganization will have the same rights with respect to the Armada Acquiring Fund after the Reorganization as the current shareholders of the Armada Acquiring Fund have.

         The value of a Riverfront Target Fund's assets acquired and the amount of its known liabilities assumed by its corresponding Armada Acquiring Fund and the net asset value per share of the Armada Acquiring Fund will be determined on the business day next preceding the Effective Time of the Reorganization in accordance with valuation policies and procedures described in the Riverfront Target Funds' then current prospectuses and statements of additional information.

         Completion of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan. In addition, the Reorganization Plan and the Reorganization may be terminated at any time for any reason prior to the opening of business of the next business day following the Valuation Time applicable to each Riverfront Target Fund (which is expected to be the close of business on October 8, 2004) by (i) the Board of Trustees of Provident Riverfront Funds or Board of Trustees of Armada Funds if certain conditions required by the Reorganization Plan are not met, or (ii) by mutual consent of the parties, in each case, even if a majority of the Riverfront Target Fund's shareholders have approved the Reorganization. At any time prior to or after approval of the Reorganization Plan by shareholders of the Riverfront Target Fund, the Board of Trustees of The Provident Riverfront Funds and Armada Funds, or their respective Presidents, by written agreement, may amend any provision of the Reorganization Plan, without the approval of shareholders, and either party may waive any breach by the other party of the Reorganization Plan or the failure to satisfy any of the conditions to its obligations.

         The provisions permit the Board of Trustees of Provident Riverfront Funds to amend and waive provisions that are substantive, as well as provisions that are ministerial or de minimis in nature if, in the Board's judgment, such waiver will not have a material adverse effect on the interests of shareholders of the Riverfront Target Funds and the Armada Acquiring Funds. In approving any such amendment or granting any such waiver, the Board will be subject to its fiduciary duties to, and will consider the best interests of, the Riverfront Target Funds' shareholders.


BOARD APPROVAL OF THE REORGANIZATION PLAN

         The Board of Trustees of Provident Riverfront Funds, including the Independent Trustees , unanimously approved the proposed Reorganization Plan pursuant to which the Reorganization of each Riverfront Target Fund would be effected, after having reviewed the terms and conditions of the Reorganization Plan. In approving the Reorganization Plan, the Board of Trustees, including the Independent Trustees, determined that participation in the Reorganizations is fair to, and in the best interests of each Riverfront Target Fund and that the interests of the shareholders of the Riverfront Target Funds will not be diluted as a result of the Reorganizations of the Riverfront Target Funds 1. The Board of Trustees reached these determinations after (i) requesting information reasonably necessary to evaluate the terms of the Reorganization Plan and the anticipated results of the Reorganizations, and (ii) evaluating that information in a meeting with representatives of NCC and IMC at a meeting of the Board of Trustees on May 21, 2004 and at a special meeting of the Board of Trustees on June 23, 2004. In reaching their determinations and approving the Reorganization Plan, the Board of Trustees, including the Independent Trustees, considered a number of factors. The Board of Trustees considered factors that the SEC has specified as appropriate for trustees to consider in mutual fund mergers generally, as well as the specific facts and circumstances of the proposed Reorganizations.

         In light of the impending Acquisition, representatives of IMC and Armada Funds met in May and June of 2004 with the Board of Trustees to discuss the proposed Reorganizations of the Riverfront Target Funds with and into the Armada Acquiring Funds. During these discussions, the Board of Trustees considered and evaluated various factors relating to the Armada Acquiring Funds, IMC, and the proposed Reorganizations on behalf of the Riverfront Target Fund shareholders. As part of its review, the Board compared the investment objectives of each Riverfront Target Fund with those of each corresponding Armada Acquiring Fund and, based on this review, the Board determined that shareholders of the Riverfront Target Funds would have a suitable investment alternative in the corresponding Armada Acquiring Funds. Second, the Board considered the capability, resources, expertise and experiences of IMC. Specifically, the Board considered IMC's history of providing investment advisory services to mutual funds since 1995 and IMC's ability to serve as investment adviser to the Riverfront Target Funds both before and after the proposed Reorganizations. As part of this overall evaluation, the Board reviewed the fees and expenses of each Armada Acquiring Fund versus each Riverfront Target Fund. Based on this review, the Board determined that total annual fund operating expenses of the Armada Acquiring Funds are expected to be lower than those of the Riverfront Target Funds (after fee waivers in comparing Class I Shares of the Armada Government Money Market Fund to Institutional Shares of the Riverfront Government Securities Money Market Fund). This assumes, with respect to the Reorganization of Institutional Shares of the Riverfront U.S. Government Securities Money Market Fund into Class I Shares of the Armada Government Money Market Fund, that IMC will continue the voluntary advisory fee waiver for the Armada Government Money Market Fund so that net expenses (after the fee waiver) for Class I Shares of such Fund will be lower than current total annual operating expenses for Institutional Shares of the Riverfront U.S. Government Securities Money Market Fund.


--------
1 At a meeting held on May 12, 2004, the Board of Trustees of Armada Funds, including Armada Funds' Independent Trustees, approved the Reorganization Plan on behalf of the Armada Acquiring Funds, making the same determinations concerning the best interests and dilution of the Armada Acquiring Funds and their shareholders as were made by the Board of Trustees of The Provident Riverfront Funds concerning the Riverfront Target Funds and their shareholders.

         In determining that fees and expenses of the Armada Acquiring Funds are expected to be lower than those of the Riverfront Target Funds, the Board was presented with information concerning advisory fees for the Armada Acquiring Funds and Riverfront Target Funds. While contractual advisory fees for the Armada Small Cap Growth Fund, Armada Government Mortgage Fund and Armada Government Money Market Fund are higher than those currently paid by the Riverfront Small Company Select Fund, Riverfront U.S. Government Fund and Riverfront Government Securities Money Market Fund, respectively, the Board focused on the fact that total annual fund operating expenses for these Armada Acquiring Funds are lower than total annual fund operating expenses for the corresponding Riverfront Target Funds (after fee waivers in comparing Class I Shares of the Armada Government Money Market Fund to Institutional Shares of the Riverfront Government Securities Money Market Fund).

          Additionally, the Board fully expects that there will be no reduction in services provided to the Riverfront Target Fund shareholders after the Reorganizations. The Board also expects that shareholders will likely benefit from the improved operating efficiencies of the Riverfront Target Funds after the Reorganizations due to the fact that each Riverfront Target Fund will be acquired by a larger corresponding Armada Acquiring Fund; therefore, fixed costs of each Fund will be spread over a larger, combined asset base.

         The Board also considered the fact that shareholders of each Riverfront Target Fund would not pay a sales charge in connection with the proposed Reorganizations and that the proposed Reorganizations will not result in the recognition of any gain or loss for federal income tax purposes by the Riverfront Target Fund, the Armada Acquiring Funds or its shareholders.

         As noted in the preceding paragraph, the Reorganizations are expected to be tax-free transactions for federal income tax purposes. National City Corporation (either directly or through its affiliates) and Armada Funds have agreed to pay all expenses associated with the Reorganization, including proxy solicitation costs. The Board reviewed the representations of the investment adviser of Armada Funds that the proposed Reorganizations will not dilute the interests of the Riverfront Target Fund shareholders or the Armada Acquiring Fund shareholders. Finally, the Board considered the fact that Armada Funds' Board of Trustees held a meeting on May 12, 2004 to discuss the proposed Reorganization, and Armada Funds' Board, including Armada Funds' Independent Trustees, approved the Reorganization Plan on behalf of the Armada Acquiring Funds, making the determinations that there would be no dilution to the shareholders of the Armada Acquiring Funds as a result of the Reorganizations and that the Reorganizations were in the best interests of the Armada Acquiring Funds and their shareholders.


         For these and other reasons, the Board of Trustees unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganizations is in the best interest of each Riverfront Target Fund and its shareholders. The approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken as a whole, though individual trustees may have placed different weight to various factors and assigned different degrees of materiality to various conclusions.

         THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION.


FEDERAL TAX CONSIDERATIONS

         It is the opinion of Drinker Biddle & Reath LLP (based upon certain facts, qualifications, assumptions, and representations) that, with respect to each Reorganization, for Federal income tax purposes:

         (1) the Reorganization will constitute a "reorganization" within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Armada Acquiring Fund and the Riverfront Target Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) the Riverfront Target Fund will recognize no gain or loss (a) upon the transfer of its assets to the Armada Acquiring Fund in exchange for Armada Acquiring Fund shares, and (b) upon the distribution of those shares to the shareholders of the Riverfront Target Fund;

         (3) the Armada Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the Riverfront Target Fund in exchange for shares of the Armada Acquiring Fund and the assumption of the liabilities of the Riverfront Target Fund;

         (4) the tax basis in the hands of the Armada Acquiring Fund of each asset of the Riverfront Target Fund transferred to the Armada Acquiring Fund in the Reorganization will be the same as the basis of that asset in the hands of the Riverfront Target Fund immediately before the transfer;

         (5) the holding period of each asset of the Riverfront Target Fund in the hands of the Armada Acquiring Fund will include the period during which that asset was held by the Riverfront Target Fund;

         (6) the shareholders of the Riverfront Target Fund will recognize no gain or loss upon the exchange of shares of the Riverfront Target Fund for shares of the Armada Acquiring Fund;

         (7) the aggregate tax basis of the Armada Acquiring Fund shares received by each shareholder of the Riverfront Target Fund will equal the aggregate tax basis of Riverfront Target Fund shares surrendered in exchange therefor;

         (8) the holding periods of the Armada Acquiring Fund shares received by each Riverfront Target Fund shareholder will include the holding periods of the Riverfront Target Fund shares surrendered in exchange therefor, provided that the Riverfront Target Fund shares are held by that shareholder as capital assets on the date of the exchange; and

         (9) the Armada Acquiring Fund will succeed to and take into account the tax attributes of the Riverfront Target Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

         Shares held for the purpose of investment are generally considered to be capital assets. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

         Immediately before the Reorganization, each Riverfront Target Fund will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of the Riverfront Target Fund's investment company taxable income for taxable years ending on or before the date of the Reorganization (computed without regard to any deduction for dividends paid) and all of the Riverfront Target Fund's net capital gain, if any, recognized in taxable years ending on or before the date of the Reorganization. Any such dividends will generally be included in the taxable income of the Riverfront Target Fund's shareholders.


         No Riverfront Target Fund or Armada Acquiring Fund anticipates being required to make sales involving any significant amounts of securities before or after the Reorganization to effect a realignment with the principal investment strategies and style of an Armada Acquiring Fund.

         As a result of the Reorganization, each Armada Acquiring Fund will succeed to the tax attributes of the respective Riverfront Target Fund, except that the amount of capital loss carryforwards of the Riverfront Target Fund that the Armada Acquiring Fund may use to offset capital gains recognized after the Reorganization will be subject to an annual limitation under sections 382 and 383 of the Code. In general, the limitation for each taxable year will equal the sum of (1) the product of the net asset value of the Riverfront Target Fund as of the Closing Date multiplied by that month's "long-term tax-exempt rate" (which is a market-based rate published by the Internal Revenue Service each month) plus (2) the amount of any unrealized built-in gains of the Riverfront Target Fund as of the Effective Time of Reorganization that the Armada Acquiring Fund recognizes within the first five taxable years ending after the Effective Time of the Reorganization. (The annual limitation will be proportionately reduced for the post-Effective Time of the Reorganization portion of the Armada Acquiring Fund's current taxable year and for any subsequent short taxable year.)

CAPITAL LOSS CARRYFORWARDS

         As of December 31, 2003, (i) the Riverfront Large Company Select Fund had capital loss carryforwards of $23,199,889, (ii) the Riverfront Balanced Fund had capital loss carryforwards of $5,015,219, (iii) the Riverfront Small Company Select Fund had capital loss carryforwards of $7,864,584 and (iv) the Riverfront Select Value Fund had capital loss carryforwards of $13,997,088. Accordingly, the annual limitation under sections 382 and 383 of the Code is likely to have the effect of precluding Armada Large Cap Growth Fund, Armada Small Cap Growth Fund and Armada Small Cap Value Fund from using some of the aforementioned capital loss carryforwards altogether.

         SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE, AND LOCAL TAX CONSEQUENCES.


            PROPOSAL 2 - APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

BACKGROUND

         At the Meeting, shareholders of each Riverfront Target Fund will be asked to approve the New Agreement with IMC, the form of which is set forth as Exhibit B to this Combined Prospectus/Proxy Statement. The New Agreement with respect to a Riverfront Target Fund would become effective immediately upon approval by the Riverfront Target Fund's shareholders. If the New Agreement is not approved by shareholders of a Riverfront Target Fund, and the Riverfront Target Fund's Reorganization has not been approved and completed by November 28, 2004, the Riverfront Target Fund would be without an investment adviser to manage its assets after that date. Approval of the New Agreement is necessary to ensure that the Riverfront Target Funds continue to receive daily investment management services from IMC in the event the Reorganization has not been approved and completed with respect to one or more Riverfront Target Funds. Shareholder approval of the New Agreement will also allow IMC to be paid the management fees provided for under the Interim Agreement.

         IMC has served as interim investment adviser for the Riverfront Target Funds since July 1, 2004, under the Interim Agreement approved by the Board of Trustees of The Provident Riverfront Funds pursuant to Rule 15a-4 under the 1940 Act, the form of which is attached as Exhibit C. The Board of Trustees of the Trust approved the Interim Agreement in anticipation of the Acquisition that occurred on July 1, 2004. The Acquisition caused a change of control of PIA, the prior investment adviser to the Riverfront Target Funds and a wholly-owned subsidiary of Provident, and resulted in an assignment of the advisory agreement between The Provident Riverfront Funds, on behalf of each Riverfront Target Fund, and PIA (the "PIA Agreement"). The PIA Agreement provides that it would terminate automatically upon an assignment. Therefore, because of the termination of the advisory agreement with PIA, the Board of Trustees needed to appoint an interim adviser in accordance with Rule 15a-4 in order to have continuous investment advisory services provided to the Riverfront Target Funds.

DESCRIPTION OF THE PIA AGREEMENT

         PIA served as investment advisor to the Riverfront Target Funds pursuant to an Investment Advisory Agreement dated as of December 29, 1998, which was approved by shareholders of each Riverfront Target Fund on May 21, 1999, and was last approved by the Board of Trustees of Provident Riverfront Funds on November 23, 2003. Under the PIA Agreement, PIA was entitled to receive fees payable monthly at the following annual rates, based on the average daily net assets of each Riverfront Target Fund:

         RIVERFRONT TARGET FUND                           MANAGEMENT FEE RATE
         ----------------------                           -------------------
         Large Company Select Fund                                0.80%
         Balanced Fund                                            0.90%
         Small Company Select Fund                                0.80%
         Select Value Fund                                        0.95%
         U.S. Government Fund                                     0.40%
         U.S. Government Securities Money Market Fund             0.15%

         For the fiscal year ended December 31, 2003, PIA received the following advisory fees:

         RIVERFRONT TARGET FUND                                ADVISORY FEES
         ----------------------                                -------------
         Large Company Select Fund                                $217,269
         Balanced Fund                                            $130,260
         Small Company Select Fund                                 $61,209
         Select Value Fund                                        $165,537
         U.S. Government Fund                                     $192,303
         U.S. Government Securities Money Market Fund             $331,987


         As required by the 1940 Act, the Board of Trustees of Provident Riverfront Funds reviewed the Riverfront Target Funds' investment advisory contract on an annual basis. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its most recent review of the contract, at a meeting held on November 23, 2003, the Board considered many factors, among the most material of which were: each Fund's investment objectives and long term performance; PIA's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by PIA in addition to investment advisory services; and each Fund's relationship to other Funds within The Provident Riverfront Fund family. The Board also considered the compensation and benefits received by PIA. This included fees received for services provided to the Funds by other entities in the Provident organization and research services received by PIA from brokers that execute fund trades, as well as advisory fees.

DESCRIPTION OF THE INTERIM AGREEMENT

         As required by Rule 15a-4, the terms and conditions of the Interim Agreement are identical in all material respects to the PIA Agreement, except for the date of effectiveness, termination, escrow and certain other terms required by Rule 15a-4 and except for certain provisions no longer required by law. In addition, contractual management fees paid by each Riverfront Target Fund under the Interim Agreement are the same as contractual management fees provided for under the PIA Agreement, except that the contractual management fees for the Riverfront Balanced Fund and Riverfront Select Value Fund under the Interim Agreement are equal to the fees those two Funds were paying PIA after fee waivers.

         In accordance with Rule 15a-4, the Interim Agreement may not continue for more than 150 days from its effective date of July 1, 2004. In approving the Interim Agreement, the Board of Trustees determined that the scope and quality of services to be provided by IMC to the Riverfront Target Funds under the Interim Agreement are at least equivalent to the scope and quality of services PIA provided under the PIA Agreement.

         Rule 15a-4 imposes the following conditions, all of which were met in the case of the Interim Agreement: (i) the compensation under the interim contract may be no greater than under the previous contract; (ii) the fund's board of trustees, including a majority of the independent trustees, has voted in person to approve the interim contract before the previous contract is terminated; (iii) the fund's board of trustees, including a majority of the independent trustees, determined that the scope and quality of services to be provided to the fund under the interim contract will be at least equivalent to the scope and quality of services provided under the previous contract; (iv) the interim contract provides that the fund's board of trustees or a majority of the fund's outstanding voting securities may terminate the contract at any time, without the payment of any penalty, on not more than 10 calendar days written notice to the investment adviser; (v) the interim contract contains the same provisions as the previous contract with the exception of effective and termination dates, provisions required by Rule 15a-4 and other differences determined to be immaterial by the board of the fund; and (vi) the interim contract provides in accordance with the specific provisions of Rule 15a-4 for the establishment of an escrow account for fees received under the interim contract pending approval of a new contract by shareholders.

         Pursuant to Rule 15a-4, the Interim Agreement provides that if shareholders of the Riverfront Target Funds approve the New Agreement with IMC not later than 150 days from the termination of the previous agreement with PIA, IMC is entitled to the management fees held in the interest-bearing escrow account (including interest earned). If shareholders of the Riverfront Target Funds do not approve the New Agreement with IMC within that period, the Interim Agreement provides that IMC is entitled to be paid, out of the interest-bearing escrow account, the lesser of the total amount held in the interest-bearing escrow account (plus interest earned on that amount) or any costs incurred by IMC in performing its duties under the Interim Agreement prior to its termination (plus interest earned on the amount while in the interest-bearing escrow account).

TERMS OF THE NEW AGREEMENT

         The material terms of the New Agreement are the same as the current investment advisory agreements between Armada Funds, on behalf of the Armada Acquiring Funds, and IMC. The management fees payable to IMC under the New Agreement are the same as those payable under the Interim Agreement. The New Agreement provides that it will be implemented with respect to a Riverfront Target Fund upon approval by the Riverfront Target Fund's shareholders. If implemented, the New Agreement will continue with respect to a Riverfront Target Fund through the closing date of its Reorganization, unless otherwise terminated. If the Reorganization is not approved, the New Agreement will remain in effect for not more than two years, subject to annual renewal if approved by a majority of the Trustees of The Provident Riverfront Funds, including a majority of the Independent Trustees.

         The advisory services to be provided by IMC under the New Agreement are identical to those currently provided by IMC under the Interim Agreement and materially the same as those provided by PIA under the PIA Agreement. Under the New Agreement, IMC will provide professional investment management with respect to the investment of the assets of each Riverfront Target Fund and supervise and arrange for the purchase and sale of securities held in those portfolios. IMC will decide what securities and other investments are to be purchased or sold by the Riverfront Target Funds and when, and will implement such decisions through the placement of orders for the execution of portfolio transactions with or through brokers or dealers as it may select consistent with its policy to obtain "best execution." IMC will provide the services under the New Agreement in accordance with the Riverfront Target Funds' investment objectives, policies and restrictions, as stated in the current prospectus and statement of additional information of the Riverfront Target Funds.

         The investment advisory fees for the Riverfront Target Funds under the Interim Agreement and the New Agreement are payable at the following annual rates, based on the average daily net assets of each Riverfront Target Fund:

         RIVERFRONT TARGET FUND                            MANAGEMENT FEE RATE
         ----------------------                            -------------------
         Large Company Select Fund                                0.80%
         Balanced Fund                                            0.80%
         Small Company Select Fund                                0.80%
         Select Value Fund                                        0.80%
         U.S. Government Fund                                     0.40%
         U.S. Government Securities Money Market Fund             0.15%

         The contractual advisory fees provided for in the Interim Agreement and the New Agreement represent a decrease in the contractual advisory fee rate from 0.90% to 0.80% for the Riverfront Balanced Fund and 0.95% to 0.80% for the Riverfront Select Value Fund from the advisory fee rates payable (before fee waivers) under the PIA Agreement. These decreases in contractual advisory fee rates result in decreases in total annual fund operating expenses (before fee waivers) from (i) 2.10% to 2.00% for Investor A Shares and 2.85% to 2.75% for Investor B Shares of the Riverfront Balanced Fund, and (ii) 2.14% to 1.99% for Investor A Shares and 2.89% to 2.74% for Investor B Shares of the Riverfront Select Value Fund.


         If the New Agreement is not approved and the Reorganization is not approved or is not completed by November 28, 2004 with respect to a Riverfront Target Fund, such Riverfront Target Fund will not have an investment adviser unless another advisory contract is approved by shareholders. Therefore, in the event that the New Agreement is not approved by a Riverfront Target Fund and its Reorganization is not completed by November 28, 2004, the Board would consider what alternatives reasonably would be available at that point, including the termination of the Riverfront Target Fund or Funds or the hiring of a new investment adviser, subject to shareholder approval, if an appropriate adviser could be retained to manage the assets remaining of such Riverfront Target Fund or Funds.

BOARD CONSIDERATIONS

         In evaluating whether to approve the Interim Agreement and the New Agreement with IMC, the Board of Trustees reviewed information provided by IMC including information regarding IMC and its affiliates and their personnel, operations and financial condition. The Board discussed with representatives of IMC the operations of the Riverfront Target Funds and the Armada Acquiring Funds and the capabilities of IMC to provide advisory and other services to the Riverfront Target Funds. Among other information, the Board reviewed information regarding: (i) the investment performance of the Armada Acquiring Funds compared to other funds using similar investment strategies; (ii) the fees charged by IMC for its investment advisory services, as well as other collateral benefits received by IMC related to its advisory services; (iii) the pro forma total operating expenses of the Riverfront Target Funds after they were reorganized into the Armada Acquiring Funds; (iv) any future economies of scale projected to be realized by IMC and the Armada Acquiring Funds as asset levels increase; and
(v) the experience of the investment advisory and other personnel providing services to the Armada Acquiring Funds.

         The Board specifically considered the following as relevant to their recommendations, but it did not identify any single factor as all-important or controlling, and the following summary does not detail all matters considered:
(i) the favorable history, reputation, qualification and background of IMC, as well as the qualifications of its personnel and its financial condition; (ii) the reasonableness of the advisory fee and expense ratios of the Armada Acquiring Funds given the quality of services expected to be provided and comparability to the fee and expense ratios of somewhat similar investment companies (in particular, the Board discussed and viewed favorably the willingness of IMC to limit the total expense ratios of certain Armada Acquiring Funds); (iii) the performance of the Armada Acquiring Funds since commencement of operations compared with other investment companies and the Armada Acquiring Funds' track record of operating within their investment objectives and their complying with investment restrictions; (iv) the high quality of managerial services provided by IMC in an increasingly regulated industry versus the managerial services of other investment advisers; and (v) other factors that the Board deemed relevant. The Board deemed each of these factors to be relevant to their considerations of the Interim Agreement and New Agreement.


         The Board of Trustees, including a majority of the Independent Trustees, determined that the scope and quality of services to be provided both under the Interim Agreement and the New Agreement were at least equivalent to those provided under the PIA Agreement. The Board also considered that the fees under the New Agreement would remain the same as the fees provided for in the Interim Agreement and that the contractual fees under the Interim Agreement and New Agreement reflected the fees actually being charged to the Riverfront Target Funds after fee waivers by PIA. The Board of Trustees believes that IMC has personnel with significant experience in managing funds comparable to the Riverfront Target Funds and that IMC has adequate financial and other resources to appropriately manage the Riverfront Target Funds. The Board also considered the lack of viable alternatives to the New Agreement, and considered both the Interim Agreement and New Agreement as part of its overall approval of the Reorganization Plan. Based upon these considerations, the Board has determined that the New Agreement is in the best interests of the shareholders of the Riverfront Target Funds.


         ACCORDINGLY, THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH RIVERFRONT TARGET FUND VOTE FOR APPROVAL OF THE NEW AGREEMENT.

INFORMATION ABOUT IMC

         IMC, which was established in 1995, is a wholly owned subsidiary of National City Bank of the Midwest, which in turn is a wholly owned subsidiary of NCC. IMC is a registered investment adviser and maintains its main office at 1900 East Ninth Street, Cleveland, Ohio 44114. In addition to providing investment advisory services to Armada Funds, IMC provides investment management and advisory services to individual and institutional clients. As of June 30, 2004, IMC managed approximately $27.4 billion in assets.

         DIRECTORS AND PRINCIPAL EXECUTIVE OFFICERS OF IMC. Set forth below are the names and principal occupations of the directors and the principal executive officer of IMC. The address of each person named in the table below is National City Investment Management Company, 1900 East Ninth Street, Cleveland, Ohio 44114.


         NAME                             POSITION WITH IMC                   PRINCIPAL OCCUPATION
         ----                             -----------------                   --------------------
         Ted Parker                       Chairman                            Senior Vice President for
                                                                              Institutional Asset Management

         Kathleen T. Barr                 Managing Director                   Senior Vice President, Chief
                                                                              Administrative Officer and Chief
                                                                              Compliance Officer

         Joseph C. Penko                  Managing Director                   Director of Compliance and Finance

         Donald L. Ross                   President, Chief Investment         President and Chief Investment
                                          Officer and Managing Director       Officer

         Scott Kremer                     Managing Director                   Vice President of Sales

         Timothy F. McDonough             Managing Director                   Managing Director of Client Services


         IMC'S INVESTMENT ADVISORY FEES. IMC serves as investment adviser to the Armada Acquiring Funds listed below, which have similar objectives to the Riverfront Target Funds. IMC was waiving, as of the date of this Combined Prospectus/Proxy Statement, some of the fees payable by certain of the Armada Acquiring Funds listed below. These waivers are not reflected in the table below. The Armada Acquiring Funds' approximate net assets as of May 31, 2004 and annual contractual advisory fees payable by each Armada Acquiring Fund to IMC were as follows:

         ARMADA ACQUIRING FUND               APPROXIMATE NET ASSETS/
                                              CONTRACTUAL ADVISORY
                                                     FEE RATE
         Large Cap Growth Fund                  $734,647,329/0.75%
         Balanced Allocation Fund               $162,371,086/0.75%
         Small Cap Growth Fund                  $162,809,394/1.00%
         Large Cap Value Fund                   $578,740,920/0.75%
         Government Mortgage Fund               $270,859,002/0.55%
         Government Money Market Fund          $1,942,620,791/0.35%


                     COMPARATIVE INFORMATION ON SHAREHOLDER
                             RIGHTS AND OBLIGATIONS

         While The Provident Riverfront Funds and Armada Funds are different entities and, thus, governed by different organizational documents, the Reorganization will not result in material differences in shareholder rights. The shares of an Armada Acquiring Fund to be distributed to shareholders of the corresponding Riverfront Target Fund will generally have the same legal characteristics as the shares of the Riverfront Target Fund with respect to such matters as voting rights, accessibility, conversion rights, and transferability.

         Provident Riverfront Funds was organized as an Ohio business trust and is governed by a Declaration of Trust. Armada Funds was organized as a Massachusetts business trust and is governed by a Declaration of Trust. Under its Declaration of Trust, Armada Funds is authorized to issue an unlimited number of shares of beneficial interest without par value. Provident Riverfront Funds, pursuant to its Declaration of Trust, is also authorized to issue an unlimited number of shares of beneficial interest without par value. The Boards of Provident Riverfront Funds and Armada Funds may, without limitation, classify or reclassify any unissued shares into any number of additional classes of shares. The Boards of Provident Riverfront Funds and Armada Funds may also, without limitation, classify or reclassify the series into one or more classes of shares. Armada Funds currently offers 30 series, 6 of which are the Armada Acquiring Funds. With respect to the Armada Acquiring Funds, Armada Funds currently offer the following classes:

         Five classes of shares for Armada Large Cap Growth Fund (designated Class A, B, C, I and R Shares);

         Four classes of shares for Armada Balanced Allocation Fund (designated Class A, B, C and I Shares);

         Five classes of shares for Armada Small Cap Growth Fund (designated Class A, B, C, I and R Shares);

         Five classes of shares for Armada Large Cap Value Fund (designated Class A, B, C, I and R Shares);

         Five classes of shares for Armada Government Mortgage Fund (designated Class A, B, C, I and R Shares); and

         Two classes of shares for Armada Government Money Market Fund (designated Class A and I Shares).

         The Riverfront Target Funds currently offer the following classes of shares:

         Two classes of shares for the Riverfront Large Company Select Fund (designated as Investor A and Investor B Shares);

         Two classes of shares for the Riverfront Balanced Fund (designated as Investor A and Investor B Shares);

         Two classes of shares for the Riverfront Small Company Select Fund (designated as Investor A and Investor B Shares);

         Two classes of shares for the Riverfront Select Value Fund (designated as Investor A and Investor B Shares);

         Two classes of shares for the Riverfront U.S. Government Fund (designated as Investor A and Investor B Shares); and

         Two classes of shares for the Riverfront U.S. Government Securities Money Market Fund (designated as Investor A and Institutional Shares).

         Each of Armada Funds, the Armada Acquiring Funds, the Provident Riverfront Funds and the Riverfront Target Funds will continue indefinitely until terminated.

         With respect to a series of shares of Armada Funds and The Provident Riverfront Funds, shares of the same class have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. Each series or class of shares of Armada Funds and The Provident Riverfront Funds bears its own expenses related to its distribution of shares (and other expenses such as shareholder or administrative services).

         On any matter submitted to a vote of shareholders of Armada Funds, all shares entitled to vote are voted on by individual series, except that: (i) when so required by the 1940 Act, the shares are voted in the aggregate and not by individual series or class; and (ii) when the Trustees of Armada Funds have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

         Shares of The Provident Riverfront Funds have "equal voting rights" as provided in Section 18(i) of the 1940 Act, except as otherwise permitted by the 1940 Act, including Rule 18f-2 thereunder. On each matter submitted to a vote of shareholders of The Provident Riverfront Funds, all shares of all series shall vote as a single class ("Single Class Voting"), provided, however, that (a) as to any matter with respect to which a separate vote of any series is required by the 1940 Act, such requirements as to a separate vote by that series shall apply in lieu of Single Class Voting as described above; (b) in the event that the separate vote requirements referred to in (a) above apply with respect to one or more series, then, subject to (c) below, the shares of all other series shall vote as a single class; and (c) as to any matter which does not affect the interest of a particular series, only the holders of shares of the one or more affected series shall be entitled to vote.

         Shareholders of Armada Funds are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share. By contrast, shareholders of The Provident Riverfront Funds are entitled to one vote for each dollar of value attributable thereto. Shareholders of the Riverfront Target Funds will vote on a series by series basis with respect to the Reorganization.

         Neither Ohio law nor Massachusetts law requires The Provident Riverfront Funds or Armada Funds, respectively, to hold annual meetings of shareholders. The Provident Riverfront Funds and Armada Funds will generally hold shareholder meetings when called by the Trustees or upon the written request of shareholders owning at least twenty percent (20%) of the outstanding shares entitled to vote.

         There are no preemptive rights in connection with shares of the Riverfront Target Funds or the Armada Acquiring Funds. When issued in accordance with the provisions of their respective prospectuses (and the provisions of the Reorganization Plan) all shares will be fully paid and non-assessable.


         THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS UNDER THE PROVIDENT RIVERFRONT FUNDS' AND ARMADA FUNDS' GOVERNING CHARTER DOCUMENTS, CODE OF REGULATIONS AND APPLICABLE STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                              FINANCIAL HIGHLIGHTS

         The tables that follow present performance information about each share class of each Armada Acquiring Fund and Riverfront Target Fund. This information is intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the share class' operations. All per share information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


         The financial highlights for the Armada Acquiring Funds have been audited by Ernst & Young LLP ("E&Y"). E&Y serves as Armada Funds' independent registered public accounting firm and their reports, along with each Armada Acquiring Fund's financial statements, are included in Armada Funds' Annual Report dated May 31, 2004 and which is incorporated by reference into the Statement of Additional Information ("SAI") that relates to this Combined Prospectus/Proxy Statement.

         The financial highlights for the Riverfront Target Funds for the year ended December 31, 2003 have been audited by Deloitte & Touche LLP, whose report, along with each Riverfront Target Fund's financial statements, is included in the Trust's annual report dated December 31, 2003 and are incorporated by reference into the SAI that relates to this Combined Prospectus/Proxy Statement. The financial highlights presented for periods presented through December 31, 2003 were audited by the Riverfront Target Funds' former independent auditors.


         You can obtain Armada Funds' annual reports, which contain more performance information, at no charge by calling (800) 622-FUND (3863). You can obtain the Trust's annual report at no charge by calling (800) 424-2295.

  Selected Per Share Data and Ratios For the Years Ended May 31.

                                       Realized
                                          and                                                                   Ratio of
                   Net                 Unrealized              Distribution                                     Expenses
                  Asset        Net       Gain      Dividends     From Net                                          to
                  Value,    Investment   (Loss)      from Net     Realized   Net Asset            Net Assets    Average
                 Beginning   Income/      on       Investment     Capital    Value, End    Total     End of        Net
                 of Year    (Loss) 1  Investments    Income        Gains      of Year     Return+  Year (000)    Assets
ARMADA LARGE CAP GROWTH FUND
CLASS A
2004             $16.95     $(0.03)     $1.61       $(0.04)       $(0.00)      $18.49       9.34%   $142,015      1.18%
2003              19.34       0.02      (2.39)       (0.02)        (0.00)       16.95     (12.26)    136,358      1.17
2002              24.17      (0.04)     (4.58)       (0.00)        (0.21)       19.34     (19.23)    103,258      1.17
2001              28.76      (0.07)     (3.40)       (0.00)        (1.12)       24.17     (12.53)    139,717      1.18
2000              24.55      (0.06)      4.53        (0.00)        (0.26)       28.76      18.22     180,000      1.15
ARMADA LARGE CAP GROWTH FUND
CLASS I
2004             $17.13      $0.02      $1.63       $(0.07)       $(0.00)      $18.71       9.64%   $581,512      0.93%
2003              19.54       0.06      (2.41)       (0.06)        (0.00)       17.13     (12.03)    542,371      0.92
2002              24.36       0.01      (4.62)       (0.00)        (0.21)       19.54     (19.03)    699,863      0.92
2001              28.89      (0.01)     (3.40)       (0.00)        (1.12)       24.36     (12.26)    965,165      0.93
2000              24.61       0.00       4.55        (0.01)        (0.26)       28.89      18.49   1,251,015      0.90


                                                   Ratio of Net
                   Ratio of Net    Ratio of     Investment Income/
                    Investment    Expenses to   (Loss) to Average
                  Income/(Loss)   Average Net       Net Assets       Portfolio
                    to Average  Assets (Before     (Before Fee      Turnover
                   Net Assets    Fee Waivers)        Waivers)          Rate

ARMADA LARGE CAP GROWTH FUND
CLASS A
2004                   (0.16)%       1.18%             (0.16)%         144%
2003                    0.10         1.17               0.10            65
2002                   (0.20)        1.17              (0.20)           52
2001                   (0.28)        1.23              (0.33)           18
2000                   (0.24)        1.21              (0.30)           25
ARMADA LARGE CAP GROWTH FUND
CLASS I
2004                    0.09%        0.93%              0.09%          144%
2003                    0.35         0.92               0.35            65
2002                    0.05         0.92               0.05            52
2001                   (0.03)        0.98              (0.08)           18
2000                    0.01         0.96              (0.05)           25

+  Total return excludes sales charge.
1  Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended December 31.

                                      Net Realized                                               Distributions
                                          and                                                       From Net
                                       Unrealized                                                   Realized
                             (a)     Gain (Loss)on                                Distributions      Gain on
               Net Asset     Net       Investments                 Distributions   in Excess of    Investments
   Year          Value,   Investment  and Foreign     Total from     from Net          Net         and Foreign
  Ended        Beginning    Income      Currency      Investment    Investment     Investment        Currency          Total
December 31,    of Year     (Loss)    Transactions    Operations      Income          Income       Transactions    Distributions
---------------------------------------------------------------------------------------------------------------------------------
RIVERFRONT LARGE COMPANY SELECT FUND-INVESTOR A SHARES
2003         $    6.62      (0.05)         1.48          1.43          0.00           0.00             0.00             0.00
2002         $    9.02      (0.08)        (2.32)        (2.40)         0.00           0.00             0.00             0.00
2001         $   12.38      (0.10)        (3.26)        (3.36)         0.00           0.00             0.00             0.00
2000         $   17.59      (0.12)        (3.41)        (3.53)         0.00           0.00            (1.68)           (1.68)
1999         $   13.89      (0.10)         4.76          4.66          0.00           0.00            (0.96)           (0.96)

RIVERFRONT LARGE COMPANY SELECT FUND-INVESTOR B SHARES
2003         $    6.29      (0.10)         1.40          1.30          0.00           0.00             0.00             0.00
2002         $    8.64      (0.12)        (2.23)        (2.35)         0.00           0.00             0.00             0.00
2001         $   11.95      (0.17)        (3.14)        (3.31)         0.00           0.00             0.00             0.00
2000         $   17.18      (0.22)        (3.33)        (3.55)         0.00           0.00            (1.68)           (1.68)
1999         $   13.69      (0.18)         4.63          4.45          0.00           0.00            (0.96)           (0.96)


                                            Ratio to Average
                                                Net Assets
                                         ----------------------
                                                       Net
                                                    Investment   Net Assets
   Year             Net Asset                         Income        End       Portfolio
  Ended            Value, End    Total              (Operating    of Year     Turnover
December 31,        of Year     Return    Expenses     Loss)    (000 Omitted)   Rate
----------------------------------------------------------------------------------------
RIVERFRONT LARGE COMPANY SELECT FUND-INVESTOR A SHARES
2003                $  8.05     21.60%     1.95%      (0.69)%    $ 16,633       102%
2002                $  6.62   (26.61)%     1.86%      (0.76)%    $ 17,947        66%
2001                $  9.02   (27.14)%     1.69%      (0.83)%    $ 37,261        88%
2000                $ 12.38   (20.09)%     1.51%      (0.80)%    $ 68,611        81%
1999                $ 17.59     33.57%     1.51%      (0.75)%    $ 81,318        35%

RIVERFRONT LARGE COMPANY SELECT FUND-INVESTOR B SHARES
2003                $  7.59     20.67%     2.70%      (1.44)%    $ 10,372       102%
2002                $  6.29   (27.20)%     2.61%      (1.51)%    $  9,656        66%
2001                $  8.64   (27.70)%     2.44%      (1.59)%    $ 15,700        88%
2000                $ 11.95   (20.69)%     2.26%      (1.55)%    $ 25,177        81%
1999                $ 17.18     32.52%     2.26%      (1.50)%    $ 25,793        35%

(a) Per share information is based on average outstanding shares.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge.

  Selected Per Share Data and Ratios For the Years Ended May 31.

                                        Realized
                                          and                                                                   Ratio of
                   Net                 Unrealized               Distribution                                    Expenses
                  Asset        Net        Gain      Dividends     From Net                                          to
                  Value,    Investment   (Loss)      from Net     Realized     Net Asset            Net Assets   Average
                Beginning    Income/       on       Investment     Capital    Value, End    Total     End of        Net
                 of Year    (Loss) 1   Investments    Income        Gains      of Year     Return+  Year (000)    Assets
ARMADA BALANCED ALLOCATION FUND
CLASS A
2004              $8.45      $0.08 1     $0.90       $(0.07)       $(0.00)       $9.36      11.67%    $16,900      1.23%
2003               9.02       0.11 1     (0.55)       (0.13)        (0.00)        8.45      (4.80)     16,515      1.34
2002 2             9.72       0.17 1     (0.69)       (0.18)        (0.00)        9.02      (5.41)     16,664      1.25
2001              11.68       0.29       (0.46)       (0.24)        (1.55)        9.72      (1.92)     13,592      1.28
2000              10.31       0.23        1.35        (0.21)        (0.00)       11.68      15.48       3,965      1.26
ARMADA BALANCED ALLOCATION FUND
CLASS I
2004              $8.44      $0.11 1     $0.89       $(0.09)       $(0.00)       $9.35      11.93%   $136,752      0.98%
2003               9.01       0.13 1     (0.55)       (0.15)        (0.00)        8.44      (4.58)    120,329      1.09
2002 2             9.72       0.20 1     (0.71)       (0.20)        (0.00)        9.01      (5.27)    157,660      1.00
2001              11.68       0.28       (0.42)       (0.27)        (1.55)        9.72      (1.68)    186,724      1.03
2000              10.31       0.26        1.35        (0.24)        (0.00)       11.68      15.72      69,517      1.01

                                                   Ratio of Net
                   Ratio of Net    Ratio of     Investment Income/
                    Investment    Expenses to   (Loss) to Average
                  Income/(Loss)   Average Net       Net Assets       Portfolio
                    to Average  Assets (Before     (Before Fee      Turnover
                   Net Assets    Fee Waivers)        Waivers)          Rate
ARMADA BALANCED ALLOCATION FUND
CLASS A
2004                    0.90%        1.23%              0.90%          230%
2003                    1.38         1.34               1.38           171
2002 2                  1.88         1.25               1.88           106
2001                    2.06         1.33               2.01           161
2000                    1.95         1.32               1.89           182
ARMADA BALANCED ALLOCATION FUND
CLASS I
2004                    1.15%        0.98%              1.15%          230%
2003                    1.63         1.09               1.63           171
2002 2                  2.13         1.00               2.13           106
2001                    2.31         1.08               2.26           161
2000                    2.20         1.07               2.14           182


+ Total return excludes sales charge.
1   Per share data calculated using average shares outstanding method.
2 As required, effective June 1, 2001, Balanced Allocation Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and an increase in the Ratio of Net Investment Income to Average Net Assets of 0.02%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

Selected Per Share Data and Ratios For the Years Ended December 31.

                                      Net Realized                                               Distributions
                                          and                                                       From Net
                                       Unrealized                                                   Realized
                             (a)     Gain (Loss)on                                Distributions      Gain on
              Net Asset      Net       Investments                 Distributions   in Excess of    Investments
   Year          Value,   Investment  and Foreign     Total from     from Net          Net         and Foreign
  Ended        Beginning    Income      Currency      Investment    Investment     Investment        Currency          Total
December 31,    of Year     (Loss)    Transactions    Operations      Income          Income       Transactions    Distributions
--------------------------------------------------------------------------------------------------------------------------------
RIVERFRONT BALANCED FUND-INVESTOR
A SHARES
2003           $  8.54       0.03          1.37          1.40         (0.01)          0.00             0.00            (0.01)
2002           $ 10.12       0.07         (1.60)        (1.53)        (0.05)          0.00             0.00            (0.05)
2001           $ 12.08       0.10         (1.97)        (1.87)        (0.09)          0.00             0.00            (0.09)
2000           $ 13.40       0.18          0.01          0.19         (0.18)          0.00            (1.33)           (1.51)
1999           $ 13.04       0.18          1.51          1.69         (0.18)          0.00            (1.15)           (1.33)

RIVERFRONT BALANCED FUND-INVESTOR
B SHARES
2003           $  8.94      (0.04)         1.42          1.38          0.00           0.00             0.00             0.00
2002           $ 10.61      (0.01)        (1.66)        (1.67)         0.00           0.00             0.00             0.00
2001           $ 12.67       0.01         (2.06)        (2.05)        (0.01)          0.00             0.00            (0.01)
2000           $ 13.97       0.06          0.03          0.09         (0.06)          0.00            (1.33)           (1.39)
1999           $ 13.56       0.07          1.56          1.63         (0.07)          0.00            (1.15)           (1.22)



                                       Ratio to Average
                                           Net Assets
                                     ----------------------
                                                   Net
                                               Investment       (c)          Net Assets
   Year        Net Asset     (b)                 Income        Expense           End      Portfolio
  Ended       Value, End    Total              (Operating      Waiver/         of Year     Turnover
December 31,    of Year    Return    Expenses     Loss)     Reimbursement   (000 Omitted)   Rate
--------------------------------------------------------------------------------------------------
RIVERFRONT BALANCED FUND-INVESTOR
A SHARES
2003          $    9.93     16.34%     2.00%       0.30%         0.10%        $  12,045       74%
2002          $    8.54    (15.14)%    1.99%       0.65%         0.10%        $   6,137      112%
2001          $   10.12    (15.56)%    1.73%       0.82%         0.12%        $   9,112       89%
2000          $   12.08      1.41%     1.53%       1.25%         0.16%        $  11,748       54%
1999          $   13.40     13.15%     1.61%       1.32%         0.16%        $  12,962       51%

RIVERFRONT BALANCED FUND-INVESTOR
B SHARES
2003          $   10.32     15.44%     2.75%      (0.37)%        0.10%        $   5,315       74%
2002          $    8.94    (15.74)%    2.74%      (0.10)%        0.10%        $   7,136      112%
2001          $   10.61    (16.20)%    2.49%       0.05%         0.10%        $  11,949       89%
2000          $   12.67      0.66%     2.34%       0.45%         0.10%        $  17,796       54%
1999          $   13.97     12.10%     2.42%       0.52%         0.10%        $  17,167       51%

(a) Per share information is based on average outstanding shares.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

  Selected Per Share Data and Ratios For the Years Ended May 31.

                                      Realized
                                        and                                                                    Ratio of
                  Net                Unrealized                Distribution                                    Expenses
                 Asset        Net       Gain      Dividends     From Net                                          to
                 Value,    Investment  (Loss)      from Net     Realized     Net Asset            Net Assets   Average
                Beginning   Income/      on       Investment     Capital    Value, End    Total     End of        Net
                of Year    (Loss) 1  Investments    Income        Gains      of Year     Return+  Year (000)    Assets
ARMADA SMALL CAP GROWTH FUND
CLASS A
2004             $7.59     $(0.11) 1   $1.46       $(0.00)       $(0.00)       $8.94      17.79%    $22,493      1.48%
2003              9.07      (0.08)     (1.40)       (0.00)        (0.00)        7.59     (16.32)     18,814      1.54
2002             11.44      (0.12)     (2.25)       (0.00)        (0.00)        9.07     (20.72)     21,941      1.49
2001             14.81      (0.09)     (1.92)       (0.00)        (1.36)       11.44     (14.97)     31,327      1.52
2000             10.11      (0.07)      4.77        (0.00)        (0.00)       14.81      46.49       2,710      1.48
ARMADA SMALL CAP GROWTH FUND
CLASS I
2004             $7.70     $(0.07)     $1.48       $(0.00)       $(0.00)       $9.09      18.05%   $134,244      1.23%
2003              9.18      (0.06)     (1.42)       (0.00)        (0.00)        7.70     (16.12)    156,646      1.29
2002             11.56      (0.09)     (2.29)       (0.00)        (0.00)        9.18     (20.59)    268,485      1.24
2001             14.91      (0.06)     (1.93)       (0.00)        (1.36)       11.56     (14.72)    304,754      1.27
2000             10.14      (0.04)      4.81        (0.00)        (0.00)       14.91      47.04     157,306      1.23


                                                   Ratio of Net
                   Ratio of Net    Ratio of     Investment Income/
                    Investment    Expenses to   (Loss) to Average
                  Income/(Loss)   Average Net       Net Assets       Portfolio
                    to Average  Assets (Before     (Before Fee      Turnover
                    Net Assets    Fee Waivers)        Waivers)          Rate
ARMADA SMALL CAP GROWTH FUND
CLASS A
2004                   (1.27)%       1.48%             (1.27)%         340%
2003                   (1.17)        1.54              (1.17)          119
2002                   (1.13)        1.49              (1.13)          122
2001                   (0.69)        1.57              (0.74)          174
2000                   (0.53)        1.54              (0.59)          155
ARMADA SMALL CAP GROWTH FUND
CLASS I
2004                   (1.02)%       1.23%             (1.02)%         340%
2003                   (0.92)        1.29              (0.92)          119
2002                   (0.88)        1.24              (0.88)          122
2001                   (0.44)        1.32              (0.49)          174
2000                   (0.28)        1.29              (0.34)          155

 + Total return excludes sales charge.
 1 Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended December 31.

                                      Net Realized                                               Distributions
                                          and                                                       From Net
                                       Unrealized                                                   Realized
                   Net       (a)     Gain (Loss)on                                Distributions      Gain on
                  Asset      Net       Investments                 Distributions   in Excess of    Investments
   Year          Value,   Investment  and Foreign     Total from     from Net          Net         and Foreign
  Ended        Beginning    Income      Currency      Investment    Investment     Investment        Currency          Total
December 31,    of Year     (Loss)    Transactions    Operations      Income          Income       Transactions    Distributions
---------------------------------------------------------------------------------------------------------------------------------
RIVERFRONT SMALL COMPANY SELECT FUND-INVESTOR A SHARES
2003             $3.23      (0.08)         1.53          1.45          0.00           0.00             0.00             0.00
2002             $4.40      (0.11)        (1.06)        (1.17)         0.00           0.00             0.00             0.00
2001             $7.49      (0.11)        (2.98)        (3.09)         0.00           0.00             0.00             0.00
2000             $11.44     (0.13)        (2.32)        (2.45)         0.00           0.00            (1.50)           (1.50)
1999             $7.89      (0.14)         3.85          3.71          0.00           0.00            (0.16)           (0.16)

RIVERFRONT SMALL COMPANY SELECT FUND-INVESTOR B SHARES
2003             $3.25      (0.11)         1.53          1.42          0.00           0.00             0.00             0.00
2002             $4.45      (0.14)        (1.06)        (1.20)         0.00           0.00             0.00             0.00
2001             $7.63      (0.16)        (3.02)        (3.18)         0.00           0.00             0.00             0.00
2000             $11.72     (0.20)        (2.39)        (2.59)         0.00           0.00            (1.50)           (1.50)
1999             $8.14      (0.20)         3.94          3.74          0.00           0.00            (0.16)           (0.16)


                                      Ratio to Average
                                          Net Assets
                                     -------------------
                                                  Net
                                              Investment  Net Assets
   Year        Net Asset     (b)                Income        End      Portfolio
  Ended       Value, End    Total             (Operating    of Year     Turnover
December 31,    of Year    Return    Expenses    Loss)    (000 Omitted)   Rate
--------------------------------------------------------------------------------
RIVERFRONT SMALL COMPANY SELECT FUND-INVESTOR A SHARES
2003           $   4.68     44.89%     2.87%     (2.18)%    $ 10,507        82%
2002           $   3.23    (26.59)%    2.79%     (2.34)%    $  5,076       118%
2001           $   4.40    (41.26)%    2.23%     (1.97)%    $  9,811        59%
2000           $   7.49    (21.08)%    1.72%     (1.30)%    $ 18,806        53%
1999           $  11.44     47.08%     1.96%     (1.62)%    $ 23,633        65%

RIVERFRONT SMALL COMPANY SELECT FUND-INVESTOR B SHARES
2003           $   4.67     43.69%     3.62%     (2.99)%    $    670        82%
2002           $   3.25    (26.97)%    3.54%     (3.09)%    $    550       118%
2001           $   4.45    (41.68)%    2.97%     (2.71)%    $  1,001        59%
2000           $   7.63    (21.76)%    2.45%     (2.04)%    $  2,072        53%
1999           $  11.72     46.01%     2.71%     (2.37)%    $  1,931        65%

(a) Per share information is based on average outstanding shares.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge.

  Selected Per Share Data and Ratios For the Years Ended May 31 .

                                       Realized
                                         and                                                                   Ratio of
                   Net                 Unrealized              Distribution                                     Expenses
                  Asset        Net       Gain      Dividends     From Net                                          to
                 Value,    Investment   (Loss)      from Net     Realized     Net Asset            Net Assets   Average
                 Beginning   Income/      on       Investment     Capital    Value, End    Total     End of        Net
                 of Year     (Loss)   Investments    Income        Gains      of Year     Return+  Year (000)    Assets
ARMADA LARGE CAP VALUE FUND
CLASS A
2004             $14.03      $0.18 1    $2.37       $(0.19)       $(0.00)      $16.39      18.24%    $41,023      1.19%
2003              15.80       0.19 1    (1.75)       (0.18)        (0.03)       14.03      (9.78)     34,207      1.18
2002              17.36       0.15 1    (0.88)       (0.15)        (0.68)       15.80      (4.10)     39,511      1.17
2001              16.00       0.21       1.71        (0.24)        (0.32)       17.36      12.42      43,511      1.22
2000              18.79       0.30      (1.87)       (0.31)        (0.91)       16.00      (8.30)      9,070      1.17
ARMADA LARGE CAP VALUE FUND
CLASS I
2004             $14.07      $0.21 1    $2.38       $(0.22)       $(0.00)      $16.44      18.52%   $526,031      0.94%
2003              15.83       0.21 1    (1.73)       (0.21)        (0.03)       14.07      (9.46)    505,108      0.93
2002              17.39       0.19 1    (0.88)       (0.19)        (0.68)       15.83      (3.84)    743,804      0.92
2001              16.03       0.25       1.71        (0.28)        (0.32)       17.39      12.67     700,811      0.97
2000              18.80       0.35      (1.85)       (0.36)        (0.91)       16.03      (7.95)    500,135      0.92


                                                   Ratio of Net
                   Ratio of Net    Ratio of     Investment Income/
                    Investment    Expenses to   (Loss) to Average
                  Income/(Loss)   Average Net       Net Assets       Portfolio
                    to Average  Assets (Before     (Before Fee      Turnover
                   Net Assets    Fee Waivers)        Waivers)          Rate
ARMADA LARGE CAP VALUE FUND
CLASS A
2004                    1.13%        1.19%              1.13%           47%
2003                    1.37         1.18               1.37            34
2002                    0.90         1.17               0.90            39
2001                    1.29         1.27               1.24            67
2000                    1.82         1.23               1.76            40
ARMADA LARGE CAP VALUE FUND
CLASS I
2004                    1.38%        0.94%              1.38%           47%
2003                    1.62         0.93               1.62            34
2002                    1.15         0.92               1.15            39
2001                    1.54         1.02               1.49            67
2000                    2.07         0.98               2.01            40

+ Total return excludes sales charge.
1 Per share data calculated using average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended December 31.
                                      Net Realized                                               Distributions
                                          and                                                       From Net
                                       Unrealized                                                   Realized
                             (a)     Gain (Loss) on                               Distributions      Gain on
              Net Asset      Net       Investments                 Distributions   in Excess of    Investments
   Year          Value,   Investment  and Foreign     Total from     from Net          Net         and Foreign
  Ended        Beginning    Income      Currency      Investment    Investment     Investment        Currency          Total
December 31,    of Year     (Loss)    Transactions    Operations      Income          Income       Transactions    Distributions
--------------------------------------------------------------------------------------------------------------------------------
RIVERFRONT SELECT VALUE FUND-INVESTOR A SHARES
2003          $   6.62       0.02          1.72          1.74         (0.01)          0.00             0.00            (0.01)
2002          $   8.82       0.03         (2.21)        (2.18)        (0.02)          0.00             0.00            (0.02)
2001          $  10.89      (0.02)        (2.05)        (2.07)         0.00           0.00             0.00             0.00
2000          $  11.22      (0.04)        (0.29)        (0.33)         0.00           0.00             0.00             0.00
1999          $  10.47       0.03          0.75          0.78          0.00          (0.03)            0.00            (0.03)

RIVERFRONT SELECT VALUE FUND-INVESTOR B SHARES
2003          $   6.63      (0.04)         1.73          1.69          0.00           0.00             0.00             0.00
2002          $   8.88      (0.04)        (2.21)        (2.25)         0.00           0.00             0.00             0.00
2001          $  11.05      (0.12)        (2.05)        (2.17)         0.00           0.00             0.00             0.00
2000          $  11.47      (0.14)        (0.28)        (0.42)         0.00           0.00             0.00             0.00
1999          $  10.76      (0.07)         0.79          0.72          0.00          (0.01)            0.00            (0.01)



                                        Ratios to Average Net Assets
                                    -----------------------------------
                                                  Net
                                              Investment       (c)          Net Assets
   Year       Net Asset     (b)                 Income        Expense           End       Portfolio
  Ended      Value, End    Total              (Operating      Waiver/         of Year     Turnover
December 31,   of Year    Return    Expenses     Loss)     Reimbursement   (000 Omitted)     Rate
---------------------------------------------------------------------------------------------------
RIVERFRONT SELECT VALUE FUND-INVESTOR A SHARES
2003            $  8.35     26.27%     1.99%      0.26%       0.11%          $ 18,745        51%
2002            $  6.62    (24.73)%    1.92%      0.34%       0.10%          $ 10,906       117%
2001            $  8.82    (19.01)%    1.76%     (0.23)%      0.11%          $ 18,928        35%
2000            $ 10.89    (2.94)%     1.71%     (0.41)%      0.13%          $ 26,152        43%
1999            $ 11.22      7.44%     1.84%      0.22%       0.03%          $ 26,075       128%

RIVERFRONT SELECT VALUE FUND-INVESTOR B SHARES
2003            $  8.32     25.49%     2.74%     (0.50)%      0.11%          $  3,248        51%
2002            $  6.63    (25.34)%    2.67%     (0.41)%      0.10%          $  3,471       117%
2001            $  8.88    (19.64)%    2.53%     (1.01)%      0.10%          $  6,050        35%
2000            $ 11.05     (3.66)%    2.50%     (1.21)%      0.10%          $  9,507        43%
1999            $ 11.47      6.65%     2.63%     (0.50)%      0.00%          $ 11,574       128%


(a) Per share information is based on average outstanding shares.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

  Selected Per Share Data and Ratios For the Years Ended May 31.

                                         Realized
                                           and                                                                    Ratio of
                  Net                   Unrealized              Distribution                                     Expenses
                 Asset         Net        Gain      Dividends     From Net                                          to
                 Value,    Investment    (Loss)      from Net     Realized     Net Asset            Net Assets    Average
                Beginning    Income/       on       Investment     Capital    Value, End     Total     End of        Net
                of Year      (Loss)    Investments    Income        Gains      of Year      Return+  Year (000)    Assets
ARMADA GOVERNMENT MORTGAGE FUND
CLASS A
2004             $9.57       $0.35 1     $(0.31)      $(0.38)       $(0.00)       $9.23       0.38%    $17,184      0.94%
2003              9.45        0.37 1       0.18        (0.43)        (0.00)        9.57       5.89      18,067      1.02
2002 2            9.22        0.47 1       0.22        (0.46)        (0.00)        9.45       7.67      13,387      1.01
2001              8.77        0.55         0.45        (0.55)        (0.00)        9.22      11.66      13,863      1.03
2000              9.13        0.54        (0.37)       (0.53)        (0.00)        8.77       1.96      20,790      1.08
ARMADA GOVERNMENT MORTGAGE FUND
CLASS I
2004             $9.58       $0.37 1     $(0.32)      $(0.40)       $(0.00)       $9.23       0.63%   $244,380      0.69%
2003              9.45        0.39 1       0.19        (0.45)        (0.00)        9.58       6.15     190,678      0.77
2002 2            9.22        0.50 1       0.22        (0.49)        (0.00)        9.45       7.94     185,755      0.76
2001              8.77        0.57         0.45        (0.57)        (0.00)        9.22      11.95     155,683      0.79
2000              9.13        0.56        (0.36)       (0.56)        (0.00)        8.77       2.26     134,250      0.83


                                                   Ratio of Net
                   Ratio of Net    Ratio of     Investment Income/
                    Investment    Expenses to   (Loss) to Average
                  Income/(Loss)   Average Net       Net Assets       Portfolio
                    to Average  Assets (Before     (Before Fee      Turnover
                   Net Assets    Fee Waivers)        Waivers)          Rate
ARMADA GOVERNMENT MORTGAGE FUND
CLASS A
2004                    3.84%        1.03%              3.75%          380%
2003                    3.84         1.02               3.84           364
2002 2                  5.04         1.01               5.04           219
2001                    6.03         1.08               5.98            78
2000                    6.03         1.19               5.92            74
ARMADA GOVERNMENT MORTGAGE FUND
CLASS I
2004                    4.09%        0.78%              4.00%          380%
2003                    4.09         0.77               4.09           364
2002 2                  5.29         0.76               5.29           219
2001                    6.27         0.84               6.22            78
2000                    6.28         0.94               6.17            74


+ Total return excludes sales charge.
1   Per share data calculated using average shares outstanding method.
2 As required, effective June 1, 2001, Government Mortgage Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. This resulted in a $0.02 decrease in Net Investment Income Per Share and an increase of $0.02 in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The effect of this change also resulted in a decrease in the Ratio of Net Investment income to Average Net Assets of 0.18% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
3 Due to its investment strategy, Government Mortgage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

Selected Per Share Data and Ratios For the Years Ended December 31.

                                      Net Realized                                               Distributions
                                          and                                                       From Net
                                       Unrealized                                                   Realized
                             (a)     Gain (Loss)on                                Distributions      Gain on
              Net Asset      Net       Investments                 Distributions   in Excess of    Investments
   Year          Value,   Investment  and Foreign     Total from     from Net          Net         and Foreign
  Ended        Beginning    Income      Currency      Investment    Investment     Investment        Currency          Total
December 31,    of Year     (Loss)    Transactions    Operations      Income          Income       Transactions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
RIVERFRONT U.S. GOVERNMENT FUND-INVESTOR A SHARES
2003            $ 9.76       0.19          0.03          0.22         (0.19)          0.00            (0.19)           (0.38)
2002            $ 9.65       0.33          0.39          0.72         (0.33)          0.00            (0.28)           (0.61)
2001            $ 9.48       0.47          0.24          0.71         (0.47)          0.00            (0.07)           (0.54)
2000            $ 9.02       0.50          0.46          0.96         (0.50)          0.00             0.00            (0.50)
1999            $ 9.65       0.48         (0.62)        (0.14)        (0.49)          0.00             0.00            (0.49)

RIVERFRONT U.S. GOVERNMENT FUND-INVESTOR B SHARES
2003            $11.39       0.13          0.06          0.19         (0.10)          0.00            (0.19)           (0.29)
2002            $11.16       0.29          0.47          0.76         (0.26)          0.00            (0.27)           (0.53)
2001            $10.89       0.42          0.30          0.72         (0.38)          0.00            (0.07)           (0.45)
2000            $10.28       0.49          0.53          1.02         (0.41)          0.00             0.00            (0.41)
1999            $10.93       0.45         (0.69)        (0.24)        (0.41)          0.00             0.00            (0.41)

                                         Ratios to Average Net Assets
                                     -----------------------------------
                                                    Net
                                                Investment       (c)          Net Assets
   Year         Net Asset     (b)                 Income        Expense           End      Portfolio
  Ended        Value, End    Total              (Operating      Waiver/         of Year     Turnover
December 31,     of Year    Return    Expenses     Loss)     Reimbursement   (000 Omitted)   Rate
----------------------------------------------------------------------------------------------------
RIVERFRONT U.S. GOVERNMENT FUND-INVESTOR A SHARES
2003            $  9.60      2.27%     1.16%       1.93%         0.00%        $  42,195        617%
2002            $  9.76      7.64%     1.19%       3.44%         0.00%        $  44,018        398%
2001            $  9.65      7.67%     1.10%       4.84%         0.02%        $  45,573         65%
2000            $  9.48     11.01%     1.05%       5.46%         0.06%        $  43,412         69%
1999            $  9.02     (1.43)%    1.08%       5.18%         0.06%        $  36,720         74%

RIVERFRONT U.S. GOVERNMENT FUND-INVESTOR B SHARES
2003            $ 11.29      1.66%     1.91%       1.18%         0.00%        $   3,737        617%
2002            $ 11.39      6.89%     1.94%       2.53%         0.00%        $   4,839        398%
2001            $ 11.16      6.75%     1.87%       4.04%         0.00%        $   1,953         65%
2000            $ 10.89     10.19%     1.86%       4.66%         0.00%        $   1,531         69%
1999            $ 10.28     (2.25)%    1.89%       4.40%         0.00%        $   1,554         74%



(a) Per share information is based on average outstanding shares.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Selected Per Share Data and Ratios For the Years Ended May 31.

                  Net                                                                     Ratio of     Ratio of Net
                 Asset                  Dividends    Net Asset                            Expenses      Investment
                 Value,       Net       from Net       Value,               Net Assets        to        Income to
               Beginning  Investment   Investment     End of      Total    End of Year     Average     Average Net
                of Year     Income       Income         Year     Return       (000)       Net Assets      Assets
ARMADA GOVERNMENT MONEY MARKET FUND
CLASS I
2004             $1.00      $0.01 1      $(0.01)        $1.00      0.65%    $1,554,598        0.42%          0.65%
2003              1.00       0.01 1       (0.01)        1.00      1.15      1,966,487        0.41           1.16
2002              1.00       0.02 1       (0.02)        1.00      2.43      2,195,174        0.39           2.31
2001              1.00       0.06         (0.06)        1.00      5.88      1,557,596        0.37           5.62
2000              1.00       0.05         (0.05)        1.00      5.30        947,831        0.39           5.14


                                Ratio of Net
                 Ratio of        Investment
                Expenses to       Income to
                Average Net      Average Net
              Assets (Before   Assets (Before
                Fee Waivers)     Fee Waivers)
ARMADA GOVERNMENT MONEY MARKET FUND
CLASS I
2004                0.52%            0.55%
2003                0.51             1.06
2002                0.49             2.21
2001                0.52             5.47
2000                0.55             4.98

1  Per share date calculated using the average shares outstanding method.

Selected Per Share Data and Ratios For the Years Ended December 31.
                                      Net Realized                                               Distributions
                                          and                                                       From Net
                                       Unrealized                                                   Realized
                             (a)     Gain (Loss)on                                Distributions      Gain on
               Net Asset     Net       Investments                 Distributions   in Excess of    Investments
   Year          Value,   Investment  and Foreign     Total from     from Net          Net         and Foreign
  Ended        Beginning    Income      Currency      Investment    Investment     Investment        Currency          Total
December 31,    of Year     (Loss)    Transactions    Operations      Income          Income       Transactions    Distributions
---------------------------------------------------------------------------------------------------------------------------------
RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND-INVESTOR A SHARES
2003            $1.000      0.004         0.000         0.004        (0.004)         0.000            0.000           (0.004)
2002            $1.000      0.010         0.000         0.010        (0.010)         0.000            0.000           (0.010)
2001            $1.000      0.035         0.000         0.035        (0.035)         0.000            0.000           (0.035)
2000            $1.000      0.057         0.000         0.057        (0.057)         0.000            0.000           (0.057)
1999            $1.000      0.045         0.000         0.045        (0.045)         0.000            0.000           (0.045)

RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--INSTITUTIONAL SHARES
2003            $1.000      0.007         0.000         0.007        (0.007)         0.000            0.000           (0.007)
2002            $1.000      0.013         0.000         0.013        (0.013)         0.000            0.000           (0.013)
2001(d)         $1.000      0.020         0.000         0.020        (0.020)         0.000            0.000           (0.020)

                                        Ratios to Average Net Assets
                                    -----------------------------------

                                                  Net
                                              Investment       (c)          Net Assets
   Year       Net Asset     (b)                 Income        Expense           End
  Ended      Value, End    Total              (Operating      Waiver/         of Year
December 31,   of Year    Return    Expenses     Loss)     Reimbursement   (000 Omitted)
-----------------------------------------------------------------------------------------
RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND-INVESTOR A SHARES
2003             $1.000      0.43%     0.75%       0.45%         0.01%     $ 166,298
2002             $1.000      1.03%     0.72%       1.03%         0.00%     $ 173,650
2001             $1.000      3.54%     0.66%       3.41%         0.05%     $ 180,951
2000             $1.000      5.85%     0.56%       5.68%         0.15%     $ 162,804
1999             $1.000      4.61%     0.58%       4.53%         0.15%     $ 194,528

RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--INSTITUTIONAL SHARES
2003             $1.000      0.68%     0.50%       0.71%         0.01%     $  38,414
2002             $1.000      1.28%     0.47%       1.26%         0.00%     $  46,505
2001(d)          $1.000      1.97%(e)  0.46%(f)    2.95%(f)      0.00%(f)  $  25,976


(a) Per share information is based on average outstanding shares.
(b) Based on net asset values, which does not reflect the sales charge.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(d) Reflects operations for the period from May 2, 2001 (date of initial public investment) to December 31, 2001.
(e) Reflects a cumulative total return since inception.
(f) Computed on annualized basis.

                                 CAPITALIZATION

         The following table sets forth as of May 31, 2004: (i) the unaudited capitalization of the Armada Acquiring Funds; (ii) the unaudited capitalization of the Riverfront Target Funds; and (iii) the unaudited pro forma combined capitalization of the Armada Acquiring Funds assuming the Reorganization has been approved. The capitalizations are likely to be different on the Effective Date of the Reorganization as a result of daily share purchase and redemption activity.

                                                                               NET ASSET VALUE               SHARES
FUND                                                               NET ASSETS        PER SHARE          OUTSTANDING

ARMADA LARGE CAP GROWTH FUND
Class A                                                          $142,014,947           $18.49            7,681,510
Class B                                                             9,673,255            17.78              544,182
Class C                                                             1,146,231            17.80               64,406
Class I                                                           581,511,784            18.71           31,072,287
Class R                                                               301,112            18.45               16,320
                                                          --------------------                ----------------------
TOTAL                                                            $734,647,329                            39,378,705
                                                          ====================                ======================

RIVERFRONT LARGE COMPANY SELECT FUND
Investor A Shares                                                 $15,680,111            $7.91            1,982,802
Investor B Shares                                                   9,599,544             7.44            1,291,019
                                                          --------------------                ----------------------
TOTAL                                                             $25,279,655                             3,273,821
                                                          ====================                ======================

PRO FORMA- ARMADA LARGE CAP GROWTH FUND
Class A                                                          $151,614,491           $18.49            8,200,990
Class B                                                             9,673,255            17.78              544,182
Class C                                                             1,146,231            17.80               64,406
Class I                                                           597,191,895            18.71           31,910,553
Class R                                                               301,112            18.45               16,320
                                                          --------------------                ----------------------
TOTAL                                                            $759,926,984                            40,736,451
                                                          ====================                ======================

ARMADA BALANCED ALLOCATION FUND
Class A                                                          $ 16,898,201            $9.36            1,805,143
Class B                                                             6,984,391             9.36              745,939
Class C                                                             1,753,695             9.33              188,031
Class I                                                           136,734,799             9.35           14,622,624
                                                          --------------------                ----------------------
TOTAL                                                            $162,371,086                            17,361,737
                                                          ====================                ======================

RIVERFRONT BALANCED FUND
Investor A Shares                                                  $9,987,390            $9.95            1,003,822
Investor B Shares                                                   4,109,001            10.30              398,778
                                                          --------------------                ----------------------
TOTAL                                                             $14,096,391                             1,402,600
                                                          ====================                ======================

PRO FORMA- ARMADA BALANCED ALLOCATION FUND
Class A                                                           $21,007,202              $9.36          2,243,969
Class B                                                             6,984,391               9.36            745,939
Class C                                                             1,753,695               9.33            188,031
Class I                                                           146,722,189               9.35         15,690,862
                                                          --------------------                  --------------------
TOTAL                                                            $176,467,477                            18,868,801
                                                          ====================                  ====================

ARMADA SMALL CAP GROWTH FUND
Class A                                                           $22,493,320              $8.94          2,516,978
Class B                                                             5,185,665               8.54            607,053
Class C                                                               718,609               8.56             83,953
Class I                                                           134,243,614               9.09         14,773,943
Class R                                                               168,186               8.92             18,851
                                                          --------------------                  --------------------
TOTAL                                                            $162,809,394                            18,000,778
                                                          ====================                  ====================

RIVERFRONT SMALL COMPANY SELECT FUND
Investor A Shares                                                 $10,171,485              $4.65          2,188,681
Investor B Shares                                                     636,399               4.63            137,359
                                                          --------------------                  --------------------
TOTAL                                                             $10,807,884                             2,326,040
                                                          ====================                  ====================

PRO FORMA- ARMADA SMALL CAP GROWTH FUND
Class A                                                          $ 23,129,719              $8.94          2,588,116
Class B                                                             5,185,665               8.54            607,053
Class C                                                               718,609               8.56             83,953
Class I                                                           144,415,099               9.09         15,893,565
Class R                                                               168,186               8.92             18,851
                                                          --------------------                  --------------------
TOTAL                                                            $173,617,278                            19,191,538
                                                          ====================                  ====================

ARMADA LARGE CAP VALUE FUND
Class A                                                           $41,023,017             $16.39          2,502,338
Class B                                                            10,498,821              16.30            644,044
Class C                                                               697,579              16.24             42,943
Class I                                                           526,030,633              16.44         31,999,975
Class R                                                               490,870              16.34             29,985
                                                          --------------------                  --------------------
TOTAL                                                            $578,740,920                            35,219,285
                                                          ====================                  ====================

RIVERFRONT SELECT VALUE FUND
Investor A Shares                                                 $18,459,562              $8.37          2,204,252
Investor B Shares                                                   2,734,082               8.32            328,596
                                                          --------------------                  --------------------
TOTAL                                                             $21,193,644                             2,532,848
                                                          ====================                  ====================
                                                          ====================                  ====================

PRO FORMA- ARMADA LARGE CAP VALUE FUND
Class A                                                          $ 43,757,099             $16.39          2,669,142
Class B                                                            10,498,821              16.30            644,044
Class C                                                               697,579              16.24             42,943
Class I                                                           544,490,195              16.44         33,122,213
Class R                                                               490,870              16.34             29,985
                                                          --------------------                  --------------------
TOTAL                                                            $599,934,564                            36,508,327
                                                          ====================                  ====================

ARMADA GOVERNMENT MORTGAGE FUND
Class A                                                          $ 17,184,507              $9.23          1,862,033
Class B                                                             6,729,359               9.20            731,287
Class C                                                             2,343,512               9.22            254,301
Class I                                                           244,380,034               9.23         26,477,502
Class R                                                               221,590               9.21             24,069
                                                          --------------------                  --------------------
TOTAL                                                            $270,859,002                            29,349,192
                                                          ====================                  ====================

RIVERFRONT U.S. GOVERNMENT FUND
Investor A Shares                                                 $42,616,366              $9.63          4,423,567
Investor B Shares                                                   2,745,486              11.33            242,217
                                                          --------------------                  --------------------
TOTAL                                                             $45,361,852                             4,665,784
                                                          ====================                  ====================

PRO FORMA- ARMADA GOVERNMENT MORTGAGE FUND
Class A                                                           $19,929,993              $9.23          2,159,359
Class B                                                             6,729,359               9.20            731,287
Class C                                                             2,343,512               9.22            254,301
Class I                                                           286,996,400               9.23         31,092,773
Class R                                                               221,590               9.21             24,069
                                                          --------------------                  --------------------
TOTAL                                                            $316,220,854                            34,261,789
                                                          ====================                  ====================

ARMADA GOVERNMENT MONEY MARKET FUND
Class A                                                         $ 388,022,716              $1.00        388,051,290
Class I                                                         1,554,598,075               1.00      1,554,568,754
                                                          --------------------                  --------------------
TOTAL                                                          $1,942,620,791                         1,942,620,044
                                                          ====================                  ====================

RIVERFRONT U.S. GOVERNMENT MONEY MARKET FUND
Investor A Shares                                                $151,571,884              $1.00        151,571,884
Institutional Shares                                               35,636,344               1.00         35,636,344
                                                          --------------------                  --------------------
TOTAL                                                            $187,208,228                           187,208,228
                                                          ====================                  ====================

PRO FORMA- ARMADA GOVERNMENT MONEY MARKET FUND
Class A                                                         $ 388,022,716              $1.00        388,051,290
Class I                                                         1,741,806,303               1.00      1,741,776,982
                                                          --------------------                  --------------------
TOTAL                                                          $2,129,829,019                         2,129,828,272
                                                          ====================                  ====================

                                 VOTING MATTERS

GENERAL INFORMATION

         This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of Provident Riverfront Funds.

VOTING RIGHTS AND REQUIRED VOTE

         The proposed Reorganization Plan will be voted upon by the shareholders of the Riverfront Target Funds only. Shareholders of each Riverfront Target Fund are entitled to one vote for each dollar of value attributable to each share held and to fractional votes for fractional shares. A majority of the votes attributable to the shares of a Riverfront Target Fund entitled to vote, present in person or by proxy, constitutes a quorum. Approval of the Reorganization Plan with respect to each Riverfront Target Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of such Riverfront Target Fund, defined as the lesser of (i) a majority of the votes attributable to the outstanding shares of the Riverfront Target Fund; or (ii) 67% or more of the votes attributable to the shares represented at a meeting of shareholders at which the holders of more than 50% of the votes attributable to the outstanding shares are represented. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Provident Riverfront Funds a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the proposals set forth in this Combined Prospectus/Proxy Statement will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies.

         For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

         If sufficient votes in favor of the proposals set forth in the Notice of the Meeting are not received by the time scheduled for the Meeting, the shareholders present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by NCC (either directly or through its affiliates) and Armada Funds.

ABSENCE OF DISSENTING RIGHTS

         Shareholders of the Riverfront Target Funds objecting to the Reorganizations are not entitled to demand payment for and an appraisal of such shares if the Reorganizations are consummated. Instead, such shareholders may redeem their shares at net asset value (less any contingent deferred sales charge) up to the Effective Time of the Reorganization.

RECORD DATE AND OUTSTANDING SHARES

         Only shareholders of record of the Riverfront Target Funds at the close of business on July 30, 2004 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, the following shares of each class of the Riverfront Target Funds were outstanding and entitled to vote.



       RIVERFRONT LARGE COMPANY SELECT FUND            TOTAL SHARES OUTSTANDING
       ------------------------------------            ------------------------
       Investor A Shares                                          1,961,446.482
       Investor B Shares                                          1,250,342.487
       TOTAL                                                      3,211,788.969

       RIVERFRONT BALANCED FUND                        TOTAL SHARES OUTSTANDING
       ------------------------                        ------------------------
       Investor A Shares                                            971,899.613
       Investor B Shares                                            372,429.103
       TOTAL                                                      1,344,328.716

       RIVERFRONT SMALL COMPANY SELECT FUND            TOTAL SHARES OUTSTANDING
       ------------------------------------            ------------------------
       Investor A Shares                                          2,153,329.405
       Investor B Shares                                            133,127.730
       TOTAL                                                      2,286,457.135

       RIVERFRONT SELECT VALUE FUND                   TOTAL SHARES OUTSTANDING
       ----------------------------                   ------------------------
       Investor A Shares                                          2,177,307.505
       Investor B Shares                                            317,392.793
       TOTAL                                                      2,494,700.298

       RIVERFRONT U.S. GOVERNMENT FUND                TOTAL SHARES OUTSTANDING
       -------------------------------                ------------------------
       Investor A Shares                                          4,491,535.946
       Investor B Shares                                            217,438.300
       TOTAL                                                      4,708,974.246

       RIVERFRONT U.S. GOVERNMENT SECURITIES          TOTAL SHARES OUTSTANDING
       -------------------------------------          ------------------------
       MONEY MARKET FUND
       -----------------
       Investor A Shares                                        161,251,505.080
       Institutional Shares                                      33,263,553.410
       TOTAL                                                    194,515,058.490

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

         RIVERFRONT TARGET FUNDS. As of the Record Date, the officers and Trustees of Provident Riverfront Funds, as a group, beneficially owned less than 1% of the outstanding shares of each Riverfront Target Fund. As of the Record Date, to the best of the knowledge of Provident Riverfront Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of the following Riverfront Target Funds:

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------


       Riverfront Large Company Select Fund           Investor A Shares       310,403.343              15.88%
       Fiserv Securities, Inc.
       Trade House Account
       Attn: Cash Sweeps
       One Commerce Square
       Philadelphia, PA 19103

       Riverfront Large Company Select Fund           Investor A Shares       516,170.321              26.41%
       Provident Bank Trust Dept.
       Attn: Todd Wolff
       P.O. Box 691198
       Cincinnati, OH 45269-1198

       Riverfront Large Company Select Fund           Investor A Shares       158,975.402               8.41%
       The Provident Bank
       RPO Provident Bancorp Ret Plan
       One East 4th Street
       Cincinnati, OH 45202

       Riverfront Large Company Select Fund           Investor A Shares       349,800.125              17.90%
       Provident Bank Trust Dept.
       Reinvested Dividends
       Attn:  Todd Wolff
       P.O. Box 691198
       Cincinnati, OH 45269-1198

       Riverfront Balanced Fund                       Investor A Shares       398,044.044              40.95%
       Fiserv Securities, Inc.
       Trade House Account
       Attn: Cash Sweeps
       One Commerce Square
       Philadelphia, PA 19103

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Riverfront Balanced Fund                       Investor A Shares       112,799.637              11.60%
       Provident Bank Trust Dept.
       Dividends in Cash
       Attn: Todd Wolff
       Cincinnati, OH 45202

       Riverfront Balanced Fund                       Investor A Shares       345,764.092              35.57%
       The Provident Bank
       RPO Provident Bancorp Ret Plan
       One East 4th Street
       Cincinnati, OH 45202

       Riverfront Small Company Select Fund           Investor A Shares       120,353.667               5.60%
       Fiserv Securities, Inc.
       Trade House Account
       Attn: Cash Sweeps
       One Commerce Square
       Philadelphia, PA 19103

       Riverfront Small Company Select Fund           Investor A Shares       600,360.029              27.95%
       Provident Bank Trust Dept
       Attn: Todd Wolff
       P.O. Box 691198
       Cincinnati, OH 45269-1198

       Riverfront Small Company Select Fund           Investor B Shares        9,762.931                7.43%
       Fiserv Securities, Inc.
       FAO 26426098
       Attn: Mutual Funds
       One Commerce Square
       2005 Market Street
       Suite 1200
       Philadelphia, PA  19103

       Riverfront Select Value Fund                   Investor A Shares       461,789.501              21.17%
       Fiserv Securities, Inc.
       Trade House Account
       Attn: Cash Sweeps
       One Commerce Square
       Philadelphia, PA 19103

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Riverfront Select Value Fund                   Investor A Shares       542,238.607              24.86%
       Provident Bank Trust Dept
       Dividends in Cash
       Attn: Todd Wolff
       P.O. Box 691198
       Cincinnati, OH 45269-1198

       Riverfront Select Value Fund                   Investor A Shares       504,890.046              23.14%
       The Provident Bank
       RPO Provident Bancorp Ret Plan
       One East 4th Street
       Cincinnati, OH 45202

       Riverfront U.S. Government Fund                Investor A Shares      2,263,554.548             50.48%
       The Provident Bank
       Attn:  Darlene Thomas
       Mail Stop 314A
       One East 4th Street
       Cincinnati, OH 45202

       Riverfront U.S. Government Fund                Investor A Shares       670,905.282              14.96%
       Provident Bank Trust Dept.
       Dividends in Cash
       Attn: Todd Wolff
       P.O. Box 691198
       Cincinnati, OH 45269-1198

       Riverfront U.S. Government Fund                Investor A Shares       267,253.635               5.96%
       The Provident Bank
       RPO Provident Bancorp Ret Plan
       One East 4th Street
       Cincinnati, OH 45202

       Riverfront U.S. Government Fund                Investor B Shares        12,640.883               5.82%
       Fiserv Securities, Inc.
       Attn:  Mutual Funds Dept.
       One Commerce Square
       2005 Market Street
       Suite 1200
       Philadelphia, PA 19103

       Riverfront U.S. Government Fund                Investor B Shares        14,604.286               6.73%
       Fiserv Securities, Inc.
       Attn:  Mutual Funds Dept.
       One Commerce Square
       2005 Market Street
       Suite 1200
       Philadelphia, PA 19103

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Riverfront U.S. Government Fund                Investor B Shares        11,558.021               5.32%
       Fiserv Securities, Inc.
       Attn:  Mutual Funds Dept.
       One Commerce Square
       2005 Market Street
       Suite 1200
       Philadelphia, PA 19103

       Riverfront U.S. Government Fund                Investor B Shares        22,957.829              10.57%
       Fiserv Securities, Inc.
       Attn:  Mutual Funds Dept.
       One Commerce Square
       2005 Market Street
       Suite 1200
       Philadelphia, PA 19103

       Riverfront U.S. Government Securities          Investor A Shares      76,473,575.980            46.98%
       Money Market Fund
       The Provident Bank
       Trust Account
       P.O. Box 691198
       Cincinnati, OH 45269-1198

       Riverfront U.S. Government Securities          Investor A Shares      44,893,253.360            27.58%
       Money Market Fund
       Fiserv Securities, Inc.
       Trade House Account
       Attn: Cash Sweeps
       One Commerce Square
       Philadelphia, PA 19103

       Riverfront U.S. Government Securities          Investor A Shares      17,412,277.190            10.70%
       Money Market Fund
       Provident Bank for the Exclusive Benefit of
       Corporate DDA Sweep Accounts
       P.O. Box 14967
       Cincinnati, OH 45250-0967

       Riverfront U.S. Government Securities          Investor A Shares      12,420,445.230             7.63%
       Money Market Fund
       Miramar & Company
       Attn: Donald Meihaus
       50 E. Rivercenter Blvd., Suite 1150
       Covington, KY 41011

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Riverfront U.S. Government Securities          Institutional          14,894,684.760            44.53%
       Money Market Fund                              Shares
       The Provident Bank
       Trust Account
       P.O. Box 691198 Cincinnati, OH 45269-1198

       Riverfront U.S. Government Securities          Institutional          18,511,728.650            55.34%
       Money Market Fund                              Shares
       The Provident Bank
       RPO Provident Bancorp Ret Plan
       One East 4th Street
       Cincinnati, OH 45202




         ARMADA ACQUIRING FUNDS. As of the Record Date, the officers and Trustees of Armada Funds, as a group, beneficially owned less than 1% of the outstanding shares of each Armada Acquiring Fund. As of the Record Date, to the best of the knowledge of Armada Funds, the following persons owned of record or beneficially 5% or more the outstanding shares of the following Armada Acquiring
Funds:


                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Armada Large Cap Growth Fund                   Class A Shares         5,823,919.136             77.99%
       State Street Bank & Trust TTEE
       FBO First Energy Corp Savings Plan
       DTD 7/1/98
       105 Rosemont Ave WES/IN
       Westwood, MA 02090-2318

       Armada Large Cap Growth Fund                   Class I Shares         4,303,367.352             14.35%
       Sheldon & Co.
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Large Cap Growth Fund                   Class I Shares         4,835,985.584             16.13%
       Sheldon & Co.
       P.O. Box 94984
       Attn: Trust Mutual Funds
       Cleveland, OH 44101-4984

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Armada Large Cap Growth Fund                   Class I Shares         9,289,420.449             30.98%
       Sheldon & Co. (Cash/Reinv)
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Balanced Allocation Fund                Class I Shares         7,137,449.031             49.95%
       National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

       Armada Balanced Allocation Fund                Class I Shares         1,478,833.076             10.35%
       Sheldon & Co. TTEE
       C/o National City Bank
       Attn: Trust Mutual Funds FDS
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Balanced Allocation Fund                Class I Shares         3,427,244.356             23.99%
       Whitelaw & Co.
       FBO NCS&I Plan I
       Attn: Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

       Armada Balanced Allocation Fund                Class I Shares         1,158,791.295              8.11%
       Sheldon & Co. (Reinv)
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Balanced Allocation Fund                Class I Shares          847,935.491               5.93%
       Sheldon & Co. TTEE
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Small Cap Growth Fund                   Class I Shares         2,576,105.749             23.47%
       National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Armada Small Cap Growth Fund                   Class I Shares         1,070,393.254              9.75%
       Key Bank NA TTEE FBO
       Foundation Balanced Fund
       P.O. Box 94871
       Cleveland, OH 44101-4871

       Armada Small Cap Growth Fund                   Class I Shares          987,211.349               9.00%
       Sheldon & Co (Reinv)
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Small Cap Growth Fund                   Class I Shares         2,770,971.257             25.25%
       Sheldon & Co. TTEE
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

       Armada Small Cap Growth Fund                   Class I Shares         3,280,963.496             29.90%
       Sheldon & Co
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Large Cap Value Fund                    Class I Shares         3,482,285.897             11.06%
       Sheldon & Co (Reinv)
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Large Cap Value Fund                    Class I Shares         9,700,853.767             30.82%
       Sheldon & Co.
       P.O. Box 94984
       Attn: Trust Mutual Funds
       Cleveland, OH 44101-4984

       Armada Large Cap Value Fund                    Class I Shares         12,647,332.605            40.18%
       Sheldon & Co (Cash/Reinv)
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Armada Large Cap Value Fund                    Class I Shares         3,564,397.059             11.33%
       Whitelaw & Co.
       FBO NCS&I Plan I
       Attn: Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

       Armada Government Mortgage Fund                Class I Shares         2,127,647.200              8.59%
       National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

       Armada Government Mortgage Fund                Class I Shares         2,322,374.454              9.37%
       Sheldon & Co. (Reinv)
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Government Mortgage Fund                Class I Shares         12,869,901.743            51.94%
       Sheldon & Co. TTEE
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Government Mortgage Fund                Class I Shares         7,140,770.607             28.82%
       Sheldon & Co.
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Government Money Market Fund                                  122,146,200.000            31.21%
       National City MI/IL                            Class A Shares
       FBO Corporate Sweep Customer
       Cash Management Operations
       770 W. Broad Street LOC 16-0347
       Columbus, OH 43222-1419

       Armada Government Money Market Fund            Class A Shares        142,402,000.000            36.39%
       Pennsylvania
       FBO Corporate Autosweep Customers
       C/o National City Bank of PA
       300 Fourth Street 2-191
       Pittsburgh, PA 15222-2001

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Armada Government Money Market Fund            Class A Shares         48,457,758.300            12.38%
       Wheat First Securities
       P.O. Box 6629
       Glen Allen, VA 23058-6629

       Armada Government Money Market Fund            Class A Shares         70,456,615.760            18.00%
       National City Bank
       FBO Corporate Autosweep
       770 W. Broad Street LOC 16-0347
       Columbus, OH 43222-1419

       Armada Government Money Market Fund            Class I Shares       1,218,720,954.040           94.66%
       National City Bank
       4100 W. 150th Street
       Operations Center
       3rd Floor North Annex
       Cleveland, OH 44135-1389




         COMBINED FUNDS. The shareholders listed above who own of record or beneficially 5% or more of the outstanding shares of the noted class of shares of the Riverfront Target Funds and the Armada Acquiring Funds as of the Record Date would own the following percentages of the combined Armada Acquiring Funds upon consummation of the Reorganization.

                                                                                                    PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES    NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------    ----------------------      -----------


       Armada Large Cap Growth Fund                     Class A Shares        5,823,919.136             77.99%
       State Street Bank & Trust TTEE
       FBO First Energy Corp Savings Plan
       DTE 7/1/98
       105 Rosemont Ave WES/IN
       Westwood, MA 02090-2318

       Armada Large Cap Growth Fund                     Class I Shares        4,835,985.584             15.14%
       Sheldon & Co.
       P.O. Box 94984
       Attn: Trust Mutual Funds
       Cleveland, OH 44101-4984

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Armada Large Cap Growth Fund                     Class I Shares        4,303,367.352             13.47%
       Sheldon & Co.
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Large Cap Growth Fund                     Class I Shares        9,153,427.113             28.66%
       Sheldon & Co. (Cash/Reinv)
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Large Cap Growth Fund                     Class I Shares        9,289,420.449             29.08%
       Whitelaw & Co.
       FBO NCS&I Plan I
       Attn: Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

       Armada Balanced Allocation Fund                Class I Shares          7,137,449.031             46.77%
       National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

       Armada Balanced Allocation Fund                Class I Shares          1,478,833.076              9.69%
       Sheldon & Co. TTEE
       C/o National City Bank
       Attn: Trust Mutual Funds FDS
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Balanced Allocation Fund                Class I Shares          3,427,244.356             22.46%
       Whitelaw & Co.
       FBO NCS&I Plan I
       Attn: Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Armada Balanced Allocation Fund                Class I Shares          1,158,791.295              7.59%
       Sheldon & Co. (Reinv)
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Balanced Allocation Fund                Class I Shares           847,935.491               5.56%
       Sheldon & Co. TTEE
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Small Cap Growth Fund                   Class I Shares          2,576,105.749             19.63%
       National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

       Armada Small Cap Growth Fund                   Class I Shares          1,070,393.254              8.16%
       Key Bank NA TTEE FBO
       Foundation Balanced Fund
       P.O. Box 94871
       Cleveland, OH 44101-4871

       Armada Small Cap Growth Fund                   Class I Shares           987,211.349               7.52%
       Sheldon & Co (Reinv)
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Small Cap Growth Fund                   Class I Shares          2,770,971.257             21.12%
       Sheldon & Co. TTEE
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

       Armada Small Cap Growth Fund                   Class I Shares          3,280,963.496             25.00%
       Sheldon & Co
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Armada Large Cap Value Fund                    Class I Shares          3,482,285.897             10.35%
       Sheldon & Co. (Reinv)
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Large Cap Value Fund                    Class I Shares          9,700,853.767             28.82%
       Sheldon & Co.
       P.O. Box 94984
       Attn: Trust Mutual Funds
       Cleveland, OH 44101-4984

       Armada Large Cap Value Fund                    Class I Shares          12,647,332.605            37.58%
       Sheldon & Co. (Cash/Reinv)
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Large Cap Value Fund                    Class I Shares          3,564,397.059             10.59%
       Whitelaw & Co.
       FBO NCS&I Plan I
       Attn: Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

       Armada Government Mortgage Fund                Class I Shares          2,127,647.200              7.27%
       National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94984
       Cleveland, OH 44101-4984

       Armada Government Mortgage Fund                Class I Shares          2,322,347.454              7.94%
       Sheldon & Co. (Reinv)
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Government Mortgage Fund                Class I Shares          12,869,901.743            43.98%
       Sheldon & Co. TTEE
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Armada Government Mortgage Fund                Class I Shares          7,140,770.607             24.40%
       Sheldon & Co.
       C/o National City Bank
       Attn: Trust Mutual Funds
       P.O. Box 94777
       Cleveland, OH 44101-4777

       Armada Government Mortgage Fund                Class I Shares          2,263,554.548              7.74%
       The Provident Bank
       Attn: Darlene Thomas
       Mail Stop 314A
       One East Fourth Steet
       Cincinnati, OH 45202

       Armada Government Money Market Fund            Class A Shares         122,146,200.000            31.21%
       National City MI/IL
       FBO Corporate Sweep Customer
       Cash Management Operations
       770 W. Broad Street LOC 16-0347
       Columbus, OH 43222-1419

       Armada Government Money Market Fund            Class A Shares         142,402,000.000            36.39%
       Pennsylvania
       FBO Corporate Autosweep Customers
       C/o National City Bank of PA
       300 Fourth Street 2-191
       Pittsburgh, PA 15222-2001

       Armada Government Money Market Fund            Class A Shares          48,457,758.300            12.38%
       Wheat First Securities
       P.O. Box 6629
       Glen Allen, VA 23058-6629

       Armada Government Money Market Fund            Class A Shares          70,456,615.760            18.00%
       National City Bank
       FBO Corporate Autosweep
       770 W. Broad Street LOC 16-0347
       Columbus, OH 43222-1419

                                                                                                   PERCENTAGE OF
       NAME AND ADDRESS                                CLASS OF SHARES   NUMBER OF SHARES OWNED      CLASS OWNED
       ----------------                                ---------------   ----------------------      -----------
       Armada Government Money Market Fund            Class I Shares        1,218,720,954.040           82.14%
       National City Bank
       4100 W. 150th Street
       Operations Center
       3rd Floor North Annex
       Cleveland, OH 44135-1389

       Armada Government Money Market Fund            Class I Shares          76,473,575.980             5.15%
       The Provident Bank
       Trust Account
       P.O. Box 691198
       Cincinnati, OH 45269-1198

         CONTROL PERSONS. A person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a fund is presumed to control the fund for purposes of the 1940 Act. As of the Record Date, National City Bank, 1900 East Ninth Street, Cleveland, Ohio 44114, an affiliate of IMC, the Armada Acquiring Funds' adviser, may be deemed to control the following share classes of the following Armada Acquiring Fund based on the following percentage ownership of shares:

                          NAME OF FUND                          CLASS OF SHARES              PERCENTAGE OWNED
       Armada Balanced Allocation Fund                          Class I Shares                   49.95%
       Armada Government Money Market Fund                      Class I Shares                   94.66%
       Armada Government Money Market Fund                      Class A Shares                   36.39%

         As of the Record Date, Provident Bank Trust Department owned 25% or more of the following share classes of the following Riverfront Target Funds:


                          NAME OF FUND                          CLASS OF SHARES              PERCENTAGE OWNED


       Riverfront Large Company Select Fund                     Investor A Shares                  26.41%
       Riverfront Small Company Select Fund                     Investor A Shares                  27.95%

         As of the Record Date, Fiserv owned 25% or more of the following share classes of the following Riverfront Target Funds:


                         NAME OF FUND                           CLASS OF SHARES              PERCENTAGE OWNED


       Riverfront Balanced Fund                                 Investor A Shares                  40.95%
       Riverfront U.S. Government Securities Money
       Market Fund                                              Investor A Shares                  27.58%

                             ADDITIONAL INFORMATION

GENERAL


         The Provident Riverfront Funds and Armada Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and, in accordance therewith, file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Room 1200, Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 233 Broadway, New York, New York, 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604. Some of these items are also available on the Internet at WWW.SEC.GOV.


DELIVERY OF COMBINED PROSPECTUS/PROXY STATEMENT

         The SEC has adopted rules that permit investment companies and intermediaries (e.g., brokers) to satisfy the delivery requirements for proxy statements with respect to two or more shareholders sharing the same address by delivering a single proxy statement addressed to those shareholders. This process, which is commonly referred to as "householding," potentially means extra convenience for shareholders and cost savings for companies. If, at any time, you no longer wish to participate in "householding" and would prefer to receive a separate proxy statement, please notify your broker or direct a written request to The Provident Riverfront Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7002, or call toll-free 1-800-424-2295. Shareholders who currently receive multiple copies of the proxy statement at their address and would like to request "householding" of their communications should contact their broker or Provident Riverfront Funds directly.

SHAREHOLDER PROPOSALS


         As a general matter, The Provident Riverfront Funds and Armada Funds do not hold regular annual meetings of shareholders. Any shareholder who wishes to submit a proposal for consideration at a meeting of The Provident Riverfront Funds should send such proposal to The Provident Riverfront Funds at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7002. Rules promulgated by the SEC require that, to be considered for presentation at a shareholder meeting, the shareholder's proposal must, among other things, be received at the offices of The Provident Riverfront Funds a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.


REORGANIZATION EXPENSES

         NCC (either directly or through its affiliates) and Armada Funds will pay the expenses incurred in connection with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Combined Prospectus/Proxy Statement; (b) postage;
(c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs. It is expected that the solicitation of proxies will be primarily by mail. In order to obtain the necessary quorum at the Meeting, service providers may solicit proxies by telephone, Internet or in person. The total amount estimated to be spent in connection with the Reorganization is approximately $300,000. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

         The Board of Trustees of The Provident Riverfront Funds has not been informed and is not aware that any other matter will be brought before the Meeting. However, unless expressly indicated otherwise on the enclosed form of proxy, proxies may be voted with discretionary authority with respect to any other matter that may properly be presented at the Meeting or any adjournment thereof.


                              SHAREHOLDER INQUIRIES

         All shareholder inquiries related to the Meeting may be addressed by calling 1-800-622-FUND. Copies of The Provident Riverfront Funds' most recent Annual and Semi-Annual Reports may be obtained by calling 1-800-424-2295 or by writing to The Provident Riverfront Funds at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010.

         Shareholder inquiries regarding Armada Funds may be addressed by calling 1-800-622-FUND. Copies of the most recent Annual and Semi-Annual Reports of Armada Funds may be obtained by calling 1-800-622-FUNDS or by writing to Armada Funds at 760 Moore Road, King of Prussia, Pennsylvania 19406.

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE USING THE METHODS DESCRIBED ON THE ENCLOSED PROXY CARDS.

                                                                       EXHIBIT A
                                                                       ---------



                              AGREEMENT AND PLAN OF

                                 REORGANIZATION

                                 BY AND BETWEEN

                                  ARMADA FUNDS

                                       AND

                         THE PROVIDENT RIVERFRONT FUNDS





                               DATED JUNE 23, 2004

                                TABLE OF CONTENTS

                                                                            PAGE

Article I.     Transfer of Assets of Riverfront..............................A-1

Article II.    Liquidating Distributions and Termination of
               Riverfront....................................................A-3

Article III.   Valuation Time................................................A-4

Article IV.    Certain Representations, Warranties and Agreements
               of Riverfront.................................................A-4

Article V.     Certain Representations, Warranties and Agreements
               of Armada.....................................................A-6

Article VI.    Shareholder Action on Behalf of the Acquired Funds............A-8

Article VII.   N-14 Registration Statement and Proxy Solicitation
               Materials.....................................................A-8

Article VIII.  Effective Time of the Reorganization..........................A-8

Article IX.    Armada Conditions.............................................A-9

Article X.     Riverfront Conditions........................................A-12

Article XI.    Tax Documents................................................A-14

Article XII.   Finder's Fees................................................A-14

Article XIII.  Announcements................................................A-14

Article XIV.   Further Assurances...........................................A-14

Article XV.    Termination of Agreement.....................................A-14

Article XVI.   Amendment and Waiver.........................................A-14

Article XVII.  Governing Law................................................A-15

Article XVIII. Successors and Assigns.......................................A-15

Article XIX.   Beneficiaries................................................A-15

Article XX.    Riverfront Liability.........................................A-15

Article XXI.   Armada Liability.............................................A-15

Article XXII.  Indemnification and Insurance................................A-16

Article XXIII. Notices......................................................A-17

Article XXIV.  Expenses.....................................................A-18

Article XXV.   Entire Agreement.............................................A-18

Article XXVI.  Counterparts.................................................A-18

                      AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION made as of June 23, 2004 between ARMADA FUNDS, a Massachusetts business trust ("Armada"), and THE PROVIDENT RIVERFRONT FUNDS, an Ohio business trust ("Riverfront").

         WHEREAS, the parties desire that substantially all of the known assets and liabilities of Riverfront's portfolios be transferred to, and be acquired and assumed by, certain Armada portfolios in exchange for A Shares or I Shares, as applicable, of the Armada portfolios which shall thereafter be distributed by Riverfront to the holders of Investor A Shares, Investor B Shares or Institutional Shares, as applicable, of its portfolios, all as described in this Agreement (the "Reorganization");

         WHEREAS, the Reorganization with respect to Riverfront's Large Company Select Fund, Balanced Fund, Small Company Select Fund, Select Value Fund, U.S. Government Fund and U.S. Government Securities Money Market Fund (the "Acquired Funds") shall occur at the Effective Time of the Reorganization (as defined in
Article VIII);

         WHEREAS, the Reorganization is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision; and

         WHEREAS, the parties intend that in connection with the Reorganization each of the Riverfront portfolios shall be terminated and Riverfront shall be terminated under state law and deregistered as described in this Agreement.

         NOW, THEREFORE, in consideration of the foregoing recitals and the mutual covenants and agreements hereinafter set forth and subject to the terms and conditions hereof, and intending to be legally bound hereby, Armada and Riverfront agree as follows:

ARTICLE I         TRANSFER OF ASSETS OF RIVERFRONT.
                  --------------------------------

         1.01 At the Effective Time of the Reorganization (as defined in Article
VIII) with respect to each of the Acquired Funds, all property of every description, and all interests, rights, privileges and powers of each Acquired Fund other than cash in an amount necessary to pay any unpaid dividends and distributions as provided in Paragraph (g) of Article IV (such assets, the "Acquired Fund Assets") shall be transferred and conveyed by such Acquired Fund to Armada on behalf of one of its portfolios as set forth in Section 1.02 (each, an "Acquiring Fund"), and shall be accepted by Armada on behalf of such Acquiring Fund, and Armada, on behalf of such Acquiring Fund, shall assume all known liabilities, except any indemnification agreements between Riverfront and its trustees and/or officers, whether accrued, absolute, contingent or otherwise, of such Acquired Fund reflected in the calculation of such Acquired Fund's net asset value (the "Acquired Fund Liabilities"), so that at and after the Effective Time of the Reorganization with respect to such Acquired Fund: (i) all Acquired Fund Assets shall become and be the assets of its Acquiring Fund; and (ii) all Acquired Fund Liabilities shall attach to its Acquiring Fund and may thereafter be enforced against such Acquiring Fund as if the same had been incurred by it. Without limiting the generality of the foregoing, the Acquired Fund Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned by an Acquired Fund, and any deferred or prepaid expenses shown as an asset on an Acquired Fund's books, at the Effective Time of the Reorganization of such Acquired Fund, and all good will, all other intangible property and all books and records belonging to an Acquired Fund. Recourse by any person for the Acquired Fund Liabilities assumed by an Acquiring Fund shall, at and after the Effective Time of the Reorganization of such Acquired Fund, be limited to such Acquiring Fund.

         1.02 The assets of each Acquired Fund shall be acquired by the Acquiring Fund identified below opposite its name, and the holders of each class of shares of such Acquired Fund shall receive the class of shares of beneficial interest of the Acquiring Fund identified below opposite the name of such class:

   RIVERFRONT FUNDS AND CLASSES                   ARMADA FUNDS AND CLASSES

   Large Company Select Fund                      Large Cap Growth Fund
            Investor A Shares                              I Shares
            Investor B Shares                              A Shares
   Balanced Fund                                  Balanced Allocation Fund
            Investor A Shares                              I Shares
            Investor B Shares                              A Shares
   Small Company Select Fund                      Small Cap Growth Fund
            Investor A Shares                              I Shares
            Investor B Shares                              A Shares
   Select Value Fund                              Large Cap Value Fund
            Investor A Shares                              I Shares
            Investor B Shares                              A Shares
   U.S. Government Fund                           Government Mortgage Fund
            Investor A Shares                              I Shares
            Investor B Shares                              A Shares
   U.S. Government Securities Money Market Fund   Government Money Market Fund
            Investor A Shares                              I Shares
            Institutional Shares                           I Shares


         1.03 In exchange for the transfer of the Acquired Fund Assets and the assumption of the Acquired Fund Liabilities, Armada shall simultaneously issue at the applicable Effective Time of the Reorganization to each Acquired Fund a number of full and fractional shares, to the third decimal place, of the Acquiring Fund specified in Section 1.02 and of the class or classes identified in Section 1.02, all determined and adjusted as provided in this Agreement. For each class of shares, the shares of the Acquiring Funds so issued will have an aggregate net asset value equal to the value of the Acquired Fund Assets, net of the Acquired Fund Liabilities, that are represented by the class of shares of the Acquired Fund, the holders of which shall receive such class of shares of the Acquiring Fund, as specified in Section 1.02, all determined and adjusted as provided in this Agreement.

         1.04 The net asset value of each class of shares of the Acquiring Funds and the net asset value of each class of shares of the Acquired Funds shall be determined as of the applicable Valuation Time with respect to each Acquired Fund specified in Article III.

         1.05 The net asset value of each class of shares of each Acquiring Fund shall be computed in the manner set forth in such Acquiring Fund's then current prospectuses under the Securities Act of 1933, as amended (the "1933 Act"). The net value of the Acquired Fund Assets to be transferred by the Acquired Funds shall be computed by Riverfront and shall be subject to adjustment by an amount, if any, agreed to by Armada and Riverfront. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Funds, each security shall be priced in accordance with the policies and procedures of Riverfront described in its then current prospectuses and statements of additional information and adopted by Riverfront's Board of Trustees, which are and shall be consistent with the policies now in effect for Riverfront. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Armada.

         The value of the Acquired Fund Assets of the Riverfront U.S. Government Securities Money Market Fund (the "Riverfront Money Market Fund") and the value of the shares of the corresponding Acquiring Fund for purposes of sales and redemptions shall be based on the amortized cost valuation procedures that have been adopted by the Board of Trustees of Riverfront and the Board of Trustees of Armada, respectively. Any provision in this Agreement to the contrary notwithstanding, if the difference between the per share net asset values of the Riverfront Money Market Fund and its corresponding Acquiring Fund equals or exceeds $.0025 at the applicable Valuation Time, as computed by using such market values in accordance with the policies and procedures established by Armada (or as otherwise mutually determined by the Board of Trustees of Riverfront and the Board of Trustees of Armada), the Board of Trustees of Armada shall have the right to postpone the applicable Valuation Time and the applicable Effective Time of the Reorganization with respect to the Riverfront Money Market Fund until such time as the per share difference is less than $.0025.


ARTICLE II. LIQUIDATING DISTRIBUTIONS AND TERMINATION OF RIVERFRONT. Immediately after the Effective Time of the Reorganization with respect to each Acquired Fund, such Acquired Fund shall distribute in complete liquidation pro rata to the record holders of each class of its shares at the applicable Effective Time of the Reorganization the shares of the class of the Acquiring Fund identified in Section 1.02 to be received by the record holders of such class of such Acquired Fund. In addition, each shareholder of record of an Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared before the applicable Effective Time of the Reorganization with respect to the shares of an Acquired Fund that are held by the shareholder at the applicable Effective Time of the Reorganization. In accordance with instructions it receives from Riverfront, Armada shall record on its books the ownership of each class of shares of each Acquiring Fund by the record holders of the class of shares of the Acquired Fund identified in Section
1.02. All of the issued and outstanding shares of each class of each Acquired Fund shall be redeemed and canceled on the books of Riverfront at the Effective Time of the Reorganization of such Acquired Fund and shall thereafter represent only the right to receive the class of shares of the Acquiring Fund identified in Section 1.02, and any dividends and distributions declared pursuant to Paragraph (g) of Article IV, and the Acquired Fund's transfer books shall be closed permanently. As soon as practicable after the Effective Time of the Reorganization, Riverfront shall make all filings and take all other steps as shall be necessary and proper to effect its complete dissolution, and shall file an application pursuant to Section 8(f) of the Investment Company Act of 1940 (the "1940 Act") for an order declaring that it has ceased to be an investment company and any and all documents that may be necessary to terminate its existence under state law. After the Effective Time of the Reorganization, Riverfront shall not conduct any business except in connection with its liquidation, dissolution and deregistration.

ARTICLE III. VALUATION TIME. Subject to Section 1.05 hereof, the Valuation Time for the Reorganization shall be 4:00 P.M., Eastern Time, on October 8, 2004, or such other time and on such date as may be agreed in writing by the duly authorized officers of both parties hereto.


ARTICLE IV. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF RIVERFRONT. Riverfront, on behalf of itself and each Acquired Fund, represents and warrants to, and agrees with, Armada as follows:

                  (a) It is an Ohio business trust duly created pursuant to its Declaration of Trust for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to transact business in, the State of Ohio. It is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

                  (b) It has power to own all of its properties and assets and, subject to the approvals of shareholders referred to herein, to carry out and consummate the transactions contemplated hereby, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

                  (c) Subject to shareholder approval described in Section 6.01, this Agreement has been duly authorized, executed and delivered by Riverfront, and represents Riverfront's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate Riverfront's Declaration of Trust or By-Laws or any agreement or arrangement to which it is a party or by which it is bound.

                  (d) Each Acquired Fund has elected to qualify and has qualified as a regulated investment company under
                           Part I of Subchapter M of the Code, as of and since its first taxable year; has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company until the Effective Time of the Reorganization with respect to such Acquired Fund.

                  (e) All federal, state, local and foreign income, profits, franchise, sales, withholding, customs, transfer and other taxes, including interest, additions to tax and penalties (collectively, "Taxes") relating to the Acquired Fund Assets due or properly shown to be due on any return filed by any Acquired Fund with respect to taxable periods ending on or prior to, and the portion of any interim period up to, the date hereof have been fully and timely paid or provided for; and there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the Acquired Fund Assets.

                  (f) The financial statements of each Acquired Fund listed in Section 1.02 for the fiscal year ended December 31, 2003, examined by Deloitte & Touche LLP, copies of which have been previously furnished to Armada, present fairly the financial position of each Acquired Fund as of the dates indicated and the results of its operations for the year and period then ended as of such dates, in conformity with generally accepted accounting principles.

                  (g) Prior to the Valuation Time applicable to the Acquired Funds, each of the Acquired Funds shall have declared a dividend or dividends, with a record date and ex-dividend date prior to such Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company income, if any, for the taxable periods or years ended on or before December 31, 2003 and for the period from said date to and including the Effective Time of the Reorganization applicable to the Acquired Funds (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in taxable periods or years ended on or before December 31, 2003 and in the period from said date to and including the Effective Time of the Reorganization applicable to the Acquired Funds.

                  (h) At both the Valuation Time and the Effective Time of the Reorganization with respect to each Acquired Fund, there shall be no known liabilities of such Acquired Fund, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of its outstanding classes of shares.

                  (i) There are no legal, administrative or other proceedings pending or, to Riverfront's knowledge threatened, against Riverfront or an Acquired Fund which could result in liability on the part of Riverfront or an Acquired Fund.

                  (j) Subject to the approvals of shareholders referred to herein, at both the Valuation Time and the Effective Time of the Reorganization with respect to each Acquired Fund, it shall have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Assets of such Acquired Fund and, upon delivery and payment for the Acquired Fund Assets as contemplated herein, an Acquiring Fund shall acquire good and marketable title thereto, free and clear of all liens and encumbrances, and subject to no restrictions on the ownership or transfer thereof (except as imposed by federal or state securities laws).

                  (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Riverfront of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act "), the 1940 Act, the rules and regulations under each of those Acts, and state securities laws.

                  (l) With respect to materials and information provided by Riverfront, the registration statement filed by Armada on Form N-14 relating to the shares of the Acquiring Funds that will be registered with the SEC pursuant to this Agreement, which, without limitation, shall include a proxy statement of Riverfront and the prospectuses of Armada with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto or to the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein and at each Effective Time of the
                           Reorganization: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

                  (m) All of the issued and outstanding shares of each class of each Acquired Fund have been duly and validly issued, are fully paid and non-assessable, and have been offered for sale and sold in conformity with all applicable federal and state securities laws, and no shareholder of an Acquired Fund has any preemptive right of subscription or purchase in respect of such shares.

                  (n) Riverfront shall not sell or otherwise dispose of any shares of an Acquiring Fund to be received in the transactions contemplated herein, except in distribution to its shareholders as contemplated herein.

ARTICLE V.        CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF ARMADA.
Armada, on behalf of itself and each Acquiring Fund, represents and warrants to, and agrees with, Riverfront as follows:

                  (a) It is a Massachusetts business trust duly created pursuant to its Declaration of Trust for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of, and duly authorized to transact business in, the Commonwealth of Massachusetts. It is registered with the SEC as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

                  (b) It has power to own all of its properties and assets and to carry out and consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

                  (c) This Agreement has been duly authorized, executed and delivered by Armada, and represents Armada's valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate Armada's Declaration of Trust or Code of Regulations or any agreement or arrangement to which it is a party or by which it is bound.

                  (d) Each Acquiring Fund has elected, and each of the Acquiring Funds listed in Section 1.02 has qualified, as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year; each of the Acquiring Funds listed in
                           Section 1.02 has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified and intends to continue to qualify as a regulated investment company.

                  (e) The financial statements of each of the Acquiring Funds listed in Section 1.02 for the fiscal year ended May 31, 2003, audited by Ernst & Young LLP, and for the six-month period ended November 30, 2003, copies of which have been previously furnished to Riverfront, present fairly the financial position of each such Acquiring Fund as of the dates indicated and the results of its operations for the year and period ended as of such dates, in conformity with generally accepted accounting principles. The audited financial statements of each of the Acquiring Funds for the fiscal year ended May 31, 2004 will be delivered promptly when available and will present fairly the financial position of each such Acquiring Fund as of the date indicated and the results of its operations for the year and period ended as of such date in conformity with generally accepted accounting principles.

                  (f) At both the Valuation Time and the Effective Time of the Reorganization with respect to each Acquiring Fund, there shall be no known liabilities of such Acquiring Fund, whether accrued, absolute, contingent or otherwise, not reflected in the net asset values per share of its outstanding classes to be issued pursuant to this Agreement.

                  (g) There are no legal, administrative or other proceedings pending or, to its knowledge, threatened against Armada or an Acquiring Fund which could result in liability on the part of Armada or an Acquiring Fund.

                  (h) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Armada of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and state securities laws.

                  (i) The N-14 Registration Statement on its effective date, at the time of any shareholders' meetings referred to herein and at each Effective Time of the Reorganization, except with respect to information and materials provided by Riverfront: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

                  (j) The shares of each class of each Acquiring Fund to be issued and delivered to an Acquired Fund for the account of record holders of shares of an Acquired Fund, pursuant to the terms hereof, shall have been duly authorized as of the Effective Time of the Reorganization applicable to such Acquiring Fund and, when so issued and delivered, shall be registered under the 1933 Act and under applicable state securities laws, duly and validly issued, fully paid and non-assessable, and no shareholder of Armada shall have any preemptive right of subscription or purchase in respect thereto.

ARTICLE VI.       SHAREHOLDER ACTION ON BEHALF OF THE ACQUIRED FUNDS.

         6.01 As soon as practicable after the effective date of the N-14 Registration Statement, but in any event prior to the Effective Time of the Reorganization applicable to the Acquired Funds and as a condition to the Reorganization, the Board of Trustees of Riverfront shall call, and Riverfront shall hold, a meeting of the shareholders of the Acquired Funds for the purpose of considering and voting upon:

                  (a) Approval of this Agreement and the transactions contemplated hereby, including, without limitation:

                           (i) The transfer of the Acquired Fund Assets belonging to each Acquired Fund to an Acquiring Fund, and the assumption by such Acquiring Fund of the Acquired Fund Liabilities of such Acquired Fund, in exchange for a class or classes of shares of an Acquiring Fund, as set forth in Section 1.02.

                           (ii) The liquidation of each Acquired Fund through the distribution to its record holders of shares of the class or classes of shares of an Acquiring Fund as described in this Agreement.

                  (b) Such other matters as may be determined by the Boards of Trustees or authorized officers of the parties.

         6.02 Approval of this Reorganization Agreement by the shareholders of the Acquired Funds shall constitute the waiver of the application of any fundamental policy of such Acquired Funds that might be deemed to prevent them from taking the actions necessary to effectuate the Reorganization as described, and such policies, if any, shall be deemed to have been amended accordingly.


ARTICLE VII. N-14 REGISTRATION STATEMENT AND PROXY SOLICITATION MATERIALS. Armada shall prepare and file the N-14 Registration Statement under the 1933 Act, and Riverfront shall file the combined prospectus/proxy statement contained therein under the 1934 Act and 1940 Act proxy rules, with the SEC as promptly as practicable. Each of Armada and Riverfront has cooperated and shall continue to cooperate with the other, and has furnished and shall continue to furnish the other with the information relating to itself that is required by the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and state securities laws, to be included in the N-14 Registration Statement.

ARTICLE VIII. EFFECTIVE TIME OF THE REORGANIZATION. Delivery of the Acquired Fund Assets of each Acquired Fund and the shares of the classes of its Acquiring Fund to be issued, and the assumption of the Acquired Fund Liabilities, pursuant to Article I and the liquidation of each Acquired Fund pursuant to Article II shall occur at the opening of business on the next business day following the Valuation Time applicable to such Acquired Fund, or on such other date, and at such place and time and date, as may be determined by the President or any Vice President of each party hereto. The respective date and time at which such actions are taken with respect to an Acquired Fund are referred to herein as the "Effective Time of the Reorganization." To the extent any Acquired Fund Assets are, for any reason, not transferred at the applicable Effective Time of the Reorganization, Riverfront shall cause such Acquired Fund Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

ARTICLE IX. ARMADA CONDITIONS. The obligations of Armada hereunder with respect to each Acquired Fund shall be subject to the following conditions precedent:


                  (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of each Acquired Fund, in the manner required by law.

                  (b) With respect to each Acquired Fund, the Riverfront Board of Trustees, including a majority of Trustees who are not "interested persons" as defined under the 1940 Act, has determined that the transactions contemplated by this Agreement are in the best interests of each Acquired Fund and that the interests of the existing shareholders of each Acquired Fund would not be diluted as a result of such transactions.

                  (c) Riverfront shall have duly executed and delivered to Armada such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as may be necessary or desirable to transfer all right, title and interest of Riverfront and such Acquired Fund in and to the Acquired Fund Assets of such Acquired Fund. The Acquired Fund Assets shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

                  (d) All representations and warranties of Riverfront made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to each Acquired Fund, there shall have been no material adverse change in the financial position of such Acquired Fund since December 31, 2003 other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                  (e) Armada shall have received an opinion of Baker & Hostetler LLP addressed to Armada in form reasonably satisfactory to it and dated the Effective Time of the Reorganization applicable to each Acquired Fund, substantially to the effect that: (i) Riverfront is an Ohio business trust duly organized and validly existing under the laws of the State of Ohio; (ii) the shares of such Acquired Fund outstanding at such time are duly authorized, validly issued, fully paid and non-assessable by such Acquired Fund, and to such counsel's knowledge, no shareholder of such Acquired Fund has any option, warrant or pre-emptive right to subscription or purchase in respect thereof; (iii) this Agreement and the Transfer Documents have been duly authorized, executed and delivered by Riverfront and represent legal, valid and binding contracts, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, but such counsel shall not be required to express an opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, or with respect to the provisions of this Agreement intended to limit liability for particular matters to an Acquired Fund and its assets; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of Riverfront or any material agreement known to such counsel to which Riverfront is a party or by which Riverfront is bound; and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Riverfront of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and such as may be required under the state securities laws. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Armada.

                  (f) Armada shall have received an opinion of Drinker Biddle & Reath LLP, addressed to Armada and Riverfront dated the Effective Time of the Reorganization, to the effect that, based upon certain facts, qualifications, representations and assumptions satisfactory to Armada and Riverfront, for Federal income tax purposes:

                           (i) The acquisition by the Acquiring Funds of the Acquired Fund Assets in exchange for the Acquiring Funds' assumption of the Acquired Fund Liabilities and issuance of the shares of the Acquiring Funds, followed by the distribution by the Acquired Funds of those shares to the shareholders of the Acquired Funds in exchange for their shares of the Acquired Funds will constitute a reorganization within the meaning of section 368(a) of the Code, and each Acquired Fund and each Acquiring Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                           (ii) Each Acquired Fund will recognize no gain or loss (a) upon the transfer of its assets to the corresponding Acquiring Fund in exchange for the shares of such Acquiring Fund, and
                                    (b) upon the distribution of those shares to the shareholders of the Acquired Fund;

                           (iii) Each Acquiring Fund will recognize no gain or loss upon the receipt of the corresponding Acquired Fund Assets in exchange for shares of the corresponding Acquiring Fund and the assumption of the Acquired Fund Liabilities;

                           (iv) The tax basis in the hands of each Acquiring Fund of each asset of the corresponding Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the tax basis of that asset in the hands of such Acquired Fund immediately before the transfer;

                           (v) The holding period of each asset of each Acquired Fund in the hands of the corresponding Acquiring Fund will include the period during which that asset was held by the Acquired Fund;

                           (vi) The shareholders of each Acquired Fund will recognize no gain or loss upon the exchange of all of their shares of the Acquired Fund for the shares of the corresponding Acquiring Fund;

                           (vii) The aggregate tax basis of the shares of each Acquiring Fund received by each shareholder of the corresponding Acquired Fund will equal the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

                           (viii) The holding periods of the shares of each Acquiring Fund received by each shareholder of the corresponding Acquired Fund will include the holding periods of the shares of the Acquired Fund surrendered in exchange therefor, provided that such shares of the Acquired Fund are held by that shareholder as capital assets on the date of the exchange; and

                           (ix) Each Acquiring Fund will succeed to and take into account the tax attributes of the corresponding Acquired Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

                  (g) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

                  (h) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Riverfront or Armada, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

                  (i) The President of Riverfront shall have certified that Riverfront has performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Reorganization.

                  (j) Riverfront shall have delivered or caused to be delivered to Armada each account, book, record or other document of Riverfront applicable to such Acquired Fund which is required to be maintained by
                           Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder (regardless of what person possesses the same). Riverfront has instructed its service contractors to provide Armada upon request with access to and copies of all documents belonging to Riverfront.

ARTICLE X. RIVERFRONT CONDITIONS. The obligations of Riverfront hereunder with respect to each Acquired Fund shall be subject to the following conditions precedent:


                  (a) This Agreement and the transactions contemplated by this Agreement shall have been approved by the shareholders of each Acquired Fund, in the manner required by law.

                  (b) With respect to each Acquiring Fund, the Armada Board of Trustees, including a majority of Trustees who are not "interested persons" as defined under the 1940 Act, has determined that the transactions contemplated by this Agreement are in the best interests of each Acquiring Fund and that the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of such transactions.

                  (c) All consents, orders, permits, and exemptions of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) deemed necessary by Riverfront to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a materially adverse effect on the assets or properties of Riverfront.

                  (d) Armada shall have duly executed and delivered to Riverfront such assumption of liability agreement as may be necessary for the respective Acquiring Funds to assume the liabilities of the corresponding Acquired Fund.

                  (e) All representations and warranties of Armada made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Reorganization. As of the Valuation Time and the Effective Time of the Reorganization applicable to each Acquired Fund, there shall have been no material adverse change in the financial condition of its Acquiring Fund since November 30, 2003 other than those changes incurred in the ordinary course of business as an investment company. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                  (f) Riverfront shall have received an opinion of Drinker Biddle & Reath LLP, addressed to Riverfront in form reasonably satisfactory to it and dated the Effective Time of the Reorganization applicable to each Acquired Fund, substantially to the effect that: (i) Armada is a Massachusetts business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and is qualified to do business and in good standing in each state in which such qualification is required; (ii) the shares of each class of each Acquiring Fund to be delivered at such time to an Acquired Fund as provided for by this Agreement are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by such Acquiring Fund and to such counsel's knowledge, no shareholder of an Acquiring Fund has any option, warrant or pre-emptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by Armada and represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, but such counsel shall not be required to express an opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, or with respect to the provisions of this Agreement intended to limit liability for particular matters to an Acquiring Fund and its assets; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or Code of Regulations of Armada, or any material agreement known to such counsel to which Armada is a party or by which Armada is bound; and
                           (v) to such counsel's knowledge no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Armada of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under each of those Acts, and such as may be required under the state securities laws. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Riverfront.

                  (g) Riverfront shall have received an opinion of Drinker Biddle & Reath LLP, addressed to Armada and Riverfront in the form reasonably satisfactory to them and dated the Effective Time of the Reorganization applicable to each Acquired Fund, with respect to the matters specified in Paragraph (f) of
                           Article IX.

                  (h) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted, or to the knowledge of Riverfront or Armada, contemplated by the SEC and the parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement.

                  (i) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.


                  (j) National City Corporation shall have procured a six year term extension of trustee liability insurance for the Trustees and officers of Riverfront, comparable in all material respects to the existing trustee and officer insurance coverage in the coverage amount of $4 million.


                  (k) The President of Armada shall have certified that Armada has performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Reorganization.

ARTICLE XI. TAX DOCUMENTS. Riverfront shall deliver to Armada at the Effective Time of the Reorganization confirmations or other adequate evidence as to the adjusted tax basis of the Acquired Fund Assets then delivered to an Acquiring Fund in accordance with the terms of this Agreement.

ARTICLE XII. FINDER'S FEES. Each party represents and warrants to each of the other parties hereto that there is no person who is entitled to any finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

ARTICLE XIII. ANNOUNCEMENTS. Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein shall be at such time and in such manner as the parties shall agree; PROVIDED, that nothing herein shall prevent any party upon notice to the other parties from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

ARTICLE XIV. FURTHER ASSURANCES. Subject to the terms and conditions herein provided, and any applicable laws, rules or regulations, each of the parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments, and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable law to consummate and make effective the transactions contemplated by this Agreement.


ARTICLE XV.       TERMINATION OF AGREEMENT.

         15.01 This Agreement may be terminated by a party at any time at or prior to the Effective Time of the Reorganization by the Board of Trustees of Armada or the Board of Trustees of Riverfront, as provided below:

                  (a) By Armada if the conditions set forth in Article IX are not satisfied as specified in said Article;

                  (b) By Riverfront if the conditions set forth in Article X are not satisfied as specified in said Article;

                  (c)      By the mutual consent of the parties.

         15.02 If a party terminates this Agreement as to any investment portfolio for any reason specified in Section 16.01 hereof, this Agreement will become null and void without any liability of either party or any of their investment portfolios to the other; provided, however, that if such termination is by Armada pursuant to Section 16.01(a) as a result of a breach by Riverfront of any of its representations, warranties or covenants in this Agreement, or such termination is by Riverfront pursuant to Section 16.01(b) as a result of a breach by Armada of any of its representations, warranties or covenants in this Agreement, nothing herein shall affect the non-breaching party's right to damages on account of such other party's breach.


ARTICLE XVI. AMENDMENT AND WAIVER. At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of Riverfront, (a) the parties hereto may, by written agreement authorized by their respective Boards of Trustees, or their respective Presidents, and with or without the approval of their shareholders, amend any of the provisions of this Agreement, and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the President or Vice President of the waiving party with or without the approval of such party's shareholders).

ARTICLE XVII. GOVERNING LAW. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of law principles otherwise applicable therein.

ARTICLE XVIII. SUCCESSORS AND ASSIGNS. This Agreement shall be binding upon the respective successors and permitted assigns of the parties hereto. This Agreement and the rights, obligations and liabilities hereunder may not be assigned by either party without the consent of the other party.

ARTICLE XIX. BENEFICIARIES. Nothing contained in this Agreement shall be deemed to create rights in persons not parties hereto, other than the successors and permitted assigns of the parties.


ARTICLE XX.       RIVERFRONT LIABILITY.

         20.01 The names "The Provident Riverfront Funds" and "Trustees of The Provident Riverfront Funds" refer respectively to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated October 11, 1996, as amended through February 23, 2004, which is hereby referred to and a copy of which is on file at the office of the Ohio Secretary of State and at the principal office of Riverfront. The obligations of Riverfront entered into in the name or on behalf thereof by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of Riverfront personally, but bind only the trust property, and all persons dealing with any portfolio of Riverfront must look solely to the trust property belonging to such portfolio for the enforcement of any claims against Riverfront.

         20.02 Both parties specifically acknowledge and agree that any liability of Riverfront under this Agreement with respect to an Acquired Fund, or in connection with the transactions contemplated herein with respect to an Acquired Fund, shall be discharged only out of the assets of that Acquired Fund and that no other portfolio of Riverfront shall be liable with respect thereto.

ARTICLE XXI.      ARMADA LIABILITY.

         21.01 The names "Armada Funds" and "Board of Trustees of Armada Funds" refer respectively to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated January 28, 1986, as amended, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of Armada. The obligations of Armada entered into in the name or on behalf thereof by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of Armada personally, but bind only the trust property, and all persons dealing with any portfolio of Armada must look solely to the trust property belonging to such portfolio for the enforcement of any claims against Armada.

         21.02 Both parties specifically acknowledge and agree that any liability of Armada under this Agreement with respect to an Acquiring Fund, or in connection with the transactions contemplated herein with respect to an Acquiring Fund, shall be discharged only out of the assets of that Acquiring Fund and that no other fund of Armada shall be liable with respect thereto.

ARTICLE XXII.     INDEMNIFICATION AND INSURANCE.

22.01    (a)      Each Acquired Fund will indemnify and hold harmless, out of its own assets and no others, the corresponding Acquiring Fund and Armada's Trustees and officers (for purposes of this Section, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Riverfront or any Acquired Fund contained in the Form N-14 Registration
                  Statement, any Acquired Fund prospectus or related statement of additional information, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Riverfront or any Acquired Fund required to be stated therein or necessary to make the statements relating to Riverfront or any Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Riverfront.

         (b) The Indemnified Parties will notify Riverfront in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section. Riverfront shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Riverfront elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The obligation of each of the Acquired Funds under this Section to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of any expenses, losses, claims, damages and liabilities required to be paid by it under this Section without the necessity of the Indemnified Parties' first paying the same.

22.02    (a)      Each Acquiring Fund will indemnify and hold harmless, out of its own assets and no others, the corresponding Acquired Fund and Riverfront's Trustees and officers (for purposes of this Section, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Armada or any Acquiring Fund contained in the Form N-14 Registration
                  Statement, any Acquiring Fund prospectus or related statement of additional information, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Armada or any Acquiring Fund required to be stated therein or necessary to make the statement relating to Armada or any Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Armada.

         (b) The Indemnified Parties will notify Armada in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section. Armada shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if Armada elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The obligation of each of the Acquiring Funds under this Section to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section without the necessity of the Indemnified Parties' first paying the same.

         22.03 From and after the Effective Time of the Reorganization, Armada will assume and honor any obligation as provided for or permitted by applicable federal and state law in effect immediately prior to the Effective Time of the Reorganization with respect to the indemnification of each person who is now, or has been at any time prior to the date hereof or who becomes prior to the Effective Time of the Reorganization, a Trustee or officer of Riverfront (for the purposes of this Section, the "Indemnified Parties") to the maximum extent available and permitted by applicable law or regulation against any and all losses in connection with or arising out of any claim which is based upon, arises out of or in any way relates to any actual or alleged act or omission occurring at or prior to the Effective Time of the Reorganization, including any actions taken to approve and implement this Agreement and the transactions contemplated hereby, in the Indemnified Parties' capacities as Trustee or officer (whether elected or appointed), of Riverfront. This Section 23.03 will be construed as an agreement as to which the Indemnified Parties are intended to be third-party beneficiaries.


         22.04 National City Corporation shall procure a six year term extension of trustee and officer liability insurance for the Trustees and officers of Riverfront, comparable in all material respects to the existing trustee and officer insurance coverage in the coverage amount of $4 million.

ARTICLE XXIII. NOTICES. All notices required or permitted herein shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier with confirmation, to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a nationally recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice at the address or telecopier number stated below or to such other address or telecopier number as may hereafter be furnished in writing by notice similarly given by one party to the other party hereto:

     IF TO ARMADA:                          IF TO RIVERFRONT:

     Kathleen Barr                          Timothy Johnson, Esq.
     National City Bank                     Reed Smith LLP
     Armada Funds Department, 22nd Floor    435 Sixth Avenue
     1900 East Ninth Street                 Pittsburgh, PA 15212
     Cleveland, OH 44114                    Telecopier Number:  (412) 288-3063
     Telecopier Number:  (216) 771-8490

     With a copy to:                        With a copy to:

     Audrey C. Talley, Esq.                 Charles H. Hire, Esq.
     Drinker Biddle & Reath LLP             Baker & Hostetler
     One Logan Square                       Capital Square, Suite 100
     18th and Cherry Streets                65 E. State Street
     Philadelphia, PA 19103-6996            Columbus, OH 43215-4260
     Telecopier Number:  (215) 988-2757     Telecopier Number:  (614) 462-2616




ARTICLE XXIV. EXPENSES. Each party represents to the other that its expenses incurred in connection with the Reorganization will be borne equally by National City Investment Management Company ("IMC") or an affiliate thereof and Armada, PROVIDED, HOWEVER, that (a) Armada shall bear any filing fees under the 1933 Act and state securities laws in connection with its A Shares and I Shares to be distributed to shareholders of the Acquired Funds, and (b) IMC or an affiliate thereof shall bear any contractual termination fees incurred by Riverfront as a result of effecting the transactions contemplated by this Agreement.

ARTICLE XXV. ENTIRE AGREEMENT. This Agreement embodies the entire agreement and understanding of the parties hereto and supersedes any and all prior agreements, arrangements and understandings relating to matters provided for herein.

ARTICLE XXVI. COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the date first written above.

ATTEST:                                   ARMADA FUNDS



-------------------------------           -------------------------------------
Name:                                     Name:
Title:                                    Title:


ATTEST:                                   THE PROVIDENT RIVERFRONT FUNDS



-------------------------------           -------------------------------------
Name:                                     Name:
Title:                                    Title:


ATTEST:                                   NATIONAL CITY INVESTMENT
                                          MANAGEMENT COMPANY
                                          Solely for purposes of Article XXIV



-------------------------------           -------------------------------------
Name:                                     Name:
Title:                                    Title:



ATTEST:                                   NATIONAL CITY CORPORATION
                                          Solely for purposes of Article 22.04




-------------------------------           -------------------------------------
Name:                                     Name:
Title:                                    Title:
[SIGNATURES OMITTED]
                                      A-19

                                                                       EXHIBIT B


                         THE PROVIDENT RIVERFRONT FUNDS

                               ADVISORY AGREEMENT

         AGREEMENT made as of September __, 2004, between THE PROVIDENT RIVERFRONT FUNDS, an Ohio business trust, with its principal executive office located in Pittsburgh, Pennsylvania (the "Trust") and NATIONAL CITY INVESTMENT MANAGEMENT COMPANY, located in Cleveland, Ohio (the "Adviser").

         WHEREAS, the Trust is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

         WHEREAS, the Trust desires to retain the Adviser as investment adviser to each series of the Trust (the "Fund(s)");

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed among the parties hereto as follows:

1. DELIVERY OF DOCUMENTS. The Adviser acknowledges that it has received copies of each of the following:

         (a) The Trust's Declaration of Trust dated as of October 11, 1996 and all amendments thereto (such Declaration of Trust, as presently in effect and as it shall from time to time be amended, is herein called the "Declaration of Trust");

         (b) The Trust's By-Laws, and amendments thereto (such By-Laws, as presently in effect and as it shall from time to time be amended, is herein called the "By-Laws");

         (c) Resolutions of the Trust's Board of Trustees authorizing the appointment of the Adviser and approving this Agreement;

         (d) The Trust's Notification of Registration on Form N-8A under the 1940 Act as filed with the Securities and Exchange Commission ("SEC") and all amendments thereto;

         (e) The Trust's Registration Statement on Form N-1A under the Securities Act of 1933, as amended ("1933 Act") (File No. 33-34154) and under the 1940 Act (File No. 811-6082) as filed with the SEC and all amendments thereto; and

         (f) The Trust's most recent prospectuses and statements of additional information with respect to the Fund (such prospectuses and statements of additional information, as presently in effect and all amendments and supplements thereto are herein called individually, a "Prospectus," and collectively, the "Prospectuses").

                  The Trust will furnish the Adviser from time to time with execution copies of all amendments of or supplements to the foregoing.

2. SERVICES. The Trust hereby appoints the Adviser to act as investment adviser to the Funds for the period and on the terms set forth in this Agreement. Intending to be legally bound, the Adviser accepts such appointment and agrees to furnish the services required herein to the Funds for the compensation hereinafter provided.

         Subject to the supervision of the Trust's Board of Trustees, the Adviser will provide a continuous investment program for the Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by each Fund. The Adviser will provide the services under this Agreement in accordance with the Fund's investment objectives, policies, and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees applicable to the Funds.

3. SUBCONTRACTORS. It is understood that the Adviser may from time to time employ or associate with itself such person or persons as the Adviser may believe to be particularly fitted to assist in the performance of this Agreement; provided, however, that the compensation of such person or persons shall be paid by the Adviser and that the Adviser shall be as fully responsible to the Trust for the acts and omissions of any subcontractor as it is for its own acts and omissions. Without limiting the generality of the foregoing, it is agreed that investment advisory services to the Fund may be provided by a sub-adviser agreeable to the Adviser and approved in accordance with the provisions of the 1940 Act. Any such sub-advisers are hereinafter referred to as the "Sub-Advisers." In the event that any Sub-Adviser appointed hereunder is terminated, the Adviser may provide investment advisory services pursuant to this Agreement to the Fund involved without further shareholder approval. Notwithstanding the employment of any Sub-Adviser, the Adviser shall in all events: (a) establish and monitor general investment criteria and policies for the Fund; (b) review investments in the Fund on a periodic basis for compliance with its investment objective, policies and restrictions as stated in the Prospectus; (c) review periodically any Sub-Adviser's policies with respect to the placement of orders for the purchase and sale of portfolio securities; (d) review, monitor, analyze and report to the Board of Trustees on the performance of any Sub-Adviser; (e) furnish to the Board of Trustees or any Sub-Adviser, reports, statistics and economic information as may be reasonably requested; and
(f) recommend, either in its sole discretion or in conjunction with any Sub-Adviser, potential changes in investment policy.

4. COVENANTS BY ADVISER. The Adviser agrees with respect to the services provided to each Fund that it:

         (a) will comply with all applicable Rules and Regulations of the SEC and will in addition conduct its activities under this Agreement in accordance with other applicable law;

         (b) will use the same skill and care in providing such services as it uses in providing services to similar fiduciary accounts for which it has investment responsibilities;

         (c) will not make loans to any person to purchase or carry shares in the Fund, or make interest-bearing loans to the Trust or the Fund;

         (d) will maintain a policy and practice of conducting its investment management activities independently of the Commercial Departments of all banking affiliates. In making investment recommendations for the Fund, personnel will not inquire or take into consideration whether the issuers (or related supporting institutions) of securities proposed for purchase or sale for the Fund's account are customers of the Commercial Department. In dealing with commercial customers, the Commercial Department will not inquire or take into consideration whether securities of those customers are held by the Fund;

         (e) will place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In selecting brokers or dealers for executing portfolio transactions, the Adviser will use its best efforts to seek on behalf of the Trust and the Fund the best overall terms available. In assessing the best overall terms available for any transaction the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which the Adviser or any affiliate of the Adviser exercises investment discretion. The Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion. In no instance will Fund securities be purchased from or sold to the Adviser, any Sub-Adviser, or any principal underwriter to the Trust or an affiliated person of either the Trust, the Adviser, Sub-Adviser, or principal underwriter unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser may, but shall not be obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of Armada Funds and its other clients where such aggregation is not inconsistent with the policies set forth in the Trust's registration statement. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and such other clients;

         (f) will maintain all books and records with respect to the securities transactions for the Fund and furnish the Trust's Board of Trustees such periodic and special reports as the Board may request; and

         (g) will treat confidentially and as proprietary information of the Trust all records and other information relative to the Fund and prior, present or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder (except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld and will be deemed granted where the Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust).

5. SERVICES NOT EXCLUSIVE. The services furnished by the Adviser hereunder are deemed not to be exclusive, and the Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby.

6. BOOKS AND RECORDS. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Trust are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

7. EXPENSES. During the term of this Agreement, the Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

8. COMPENSATION. For the services provided to the Fund and the expenses assumed pursuant to this Agreement, the Trust will pay the Adviser from the assets belonging to the respective Fund and the Adviser will accept as full compensation therefor fees, computed daily and paid monthly, at the annual rate of:

                          Large Company Fund                         .80%
                          Balanced Fund                              .80%
                          Small Company Fund                         .80%
                          Select Value Fund                          .80%
                          Government Fund                            .40%
                          Money Market Fund                          .15%

         of the daily net assets of the Fund.


9. LIMITATION OF LIABILITY. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.

10. DURATION AND TERMINATION. This Agreement will become effective upon approval of this Agreement by vote of a majority of the outstanding voting securities of the Fund, and, unless sooner terminated as provided herein, shall continue in effect until August _______, 2006. Thereafter, if not terminated, this Agreement shall continue in effect for successive twelve month periods ending on August ______, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the respective Fund. Notwithstanding the foregoing, this Agreement may be terminated at any time, without the payment of any penalty, by the Trust (by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the respective Fund), or by the Adviser on 60 days' written notice. This Agreement will immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning of such terms in the 1940 Act.)

11. AMENDMENT OF THIS AGREEMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No amendment of this Agreement shall be effective until approved by vote of a majority of the outstanding voting securities of the affected Fund.

12. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by Ohio law.

13. NAMES. The names "THE PROVIDENT RIVERFRONT FUNDS" and "Trustees of "THE PROVIDENT RIVERFRONT FUNDS" refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated October 11, 1996 which is hereby referred to and a copy of which is on file at the principal office of the Trust. The obligations of "THE PROVIDENT RIVERFRONT FUNDS" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the Trust property, and all persons dealing with any class of shares of the Trust must look solely to the Trust property belonging to such class for the enforcement of any claims against the Trust.

                  IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                              THE PROVIDENT RIVERFRONT FUNDS



                                              By:
                                                 -----------------------------
                                              Title:


                                              NATIONAL CITY INVESTMENT
                                              MANAGEMENT COMPANY

                                              By:
                                                 -----------------------------
                                              Title:

                                                                       EXHIBIT C
                                                                       ---------

                           INTERIM ADVISORY AGREEMENT

                         THE PROVIDENT RIVERFRONT FUNDS

                               ADVISORY AGREEMENT


         AGREEMENT made as of July 1, 2004 between THE PROVIDENT RIVERFRONT FUNDS, an Ohio business trust, with its principal executive office located in Pittsburgh, Pennsylvania (the "Trust") and NATIONAL CITY INVESTMENT MANAGEMENT COMPANY located in Cleveland, Ohio (the "Adviser").

         WHEREAS, the Trust is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

         WHEREAS, the Board of Trustees of the Trust, on June 23, 2004, duly approved this "Interim Investment Advisory Agreement," dated as of July 1, 2004, pursuant to Rule 15a-4 under the 1940 Act, and, pursuant to this interim agreement the Adviser is to be retained to act as investment adviser for the portfolios of the Trust; and

         WHEREAS, the Trust desires to retain the Adviser as investment adviser to each series of the Trust (the "Funds");

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed among the parties hereto as follows:

         1. DELIVERY OF DOCUMENTS. The Adviser acknowledges that it has received copies of each of the following:

                  (a) The Trust's Declaration of Trust, dated as of October 11, 1996 and all amendments thereto (such Declaration of Trust, as presently in effect and as it shall from time to time be amended, is herein called the "Declaration of Trust");

                  (b) The Trust's By-Laws, and amendments thereto (such By-Laws, as presently in effect and as it shall from time to time be amended, is herein called the "By-Laws");

                  (c) Resolutions of the Trust's Board of Trustees authorizing the appointment of the Adviser and approving this Agreement;

                  (d) The Trust's Notification of Registration on Form N-8A under the 1940 Act as filed with the Securities and Exchange Commission ("SEC") and all amendments thereto;

                  (e) The Trust's Registration Statement on Form N-1A under the Securities Act of 1933, as amended ("1933 Act") (File No. 33-34154) and under the 1940 Act (File No. 811-6082) as filed with the SEC and all amendments thereto; and

                  (f) The Trust's most recent prospectus and statement of additional information with respect to the Fund (such prospectus and statement of additional information, as presently in effect and all amendments and supplements thereto are herein called a "Prospectus").

         The Trust will furnish the Adviser from time to time with execution copies of all amendments of or supplements to the foregoing.

         2. SERVICES. The Trust hereby appoints the Adviser to act as investment adviser to the Funds identified herein for the period and on the terms set forth in this Agreement. Intending to be legally bound, the Adviser accepts such appointment and agrees to furnish the services required herein to the Funds for the compensation hereinafter provided.

         Subject to the supervision of the Trust's Board of Trustees, the Adviser will provide, or arrange for the provision of, a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Funds. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Funds. The Adviser will provide the services under this Agreement in accordance with each Fund's investment objective, policies, and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees applicable to the Funds.

         3. SUBCONTRACTORS. It is understood that the Adviser may from time to time employ or associate with itself such person or persons as the Adviser may believe to be particularly fitted to assist in the performance of this Agreement; provided, however, that the compensation of such person or persons shall be paid by the Adviser and that the Adviser shall be as fully responsible to the Trust for the acts and omissions of any subcontractor as it is for its own acts and omissions. Without limiting the generality or the foregoing, it is agreed that investment advisory service to any Fund may be provided by a subcontractor agreeable to the Adviser and approved in accordance with the provision of the 1940 Act. Any such sub-advisers are hereinafter referred to as the "Sub-Advisers." In the event that any Sub-Adviser appointed hereunder is terminated, the Adviser may provide investment advisory services pursuant to this Agreement to the Fund without further shareholder approval. Notwithstanding the employment of any Sub-Adviser, the Adviser shall in all events: (a) establish and monitor general investment criteria and policies for the fund; (b) review investments in the fund on a periodic basis for compliance with its fund's investment objective, policies and restrictions as stated in the Prospectus; (c) review periodically any Sub-Adviser's policies with respect to the placement of orders for the purchase and sale of portfolio securities; (d) review, monitor, analyze and report to the Board of Trustees on the performance of any Sub-Adviser; (e) furnish to the Board of Trustees or any Sub-Adviser, reports, statistics and economic information as may be reasonably requested; and
(f) recommend, either in its sole discretion or in conjunction with any Sub-Adviser, potential changes in investment policy.

         4. COVENANTS BY ADVISER. The Adviser agrees with respect to the services provided to each Fund that it:

                  (a) will comply with all applicable Rules and Regulations of the SEC and will in addition conduct its activities under this Agreement in accordance with other applicable law;

                  (b) will use the same skill and care in providing such services as it uses in providing services to similar fiduciary accounts for which it has investment responsibilities;

                  (c) will not make loans to any person to purchase or carry shares in the Fund, or make interest-bearing loans to the Trust or the Fund;

                  (d) will maintain a policy and practice of conducting its investment management activities independently of the Commercial Departments of all banking affiliates. In making investment recommendations for the Fund, personnel will not inquire or take into consideration whether the issuers (or related supporting institutions) of securities proposed for purchase or sale for the Fund's accounts are customers of the Commercial Department. In dealing with commercial customers, the Commercial Department will not inquire or take into consideration whether securities of those customers are held by the Fund;

                  (e) will place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Adviser will use its best efforts to seek on behalf of the Trust and the Fund the best overall terms available. In assessing the best overall terms available for any transaction the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to any Fund and/or other accounts over which the Adviser or any affiliate of the Adviser exercises investment discretion. The Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser to the particular Fund and to the Trust. In no instance will fund securities be purchased from or sold to the Adviser, any Sub-Adviser, Edgewood Services, Inc. ("Edgewood") (or any other principal underwriter to the Trust) or an affiliated person of either the Trust, the Adviser, Sub-Adviser, or Edgewood (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for any Fund, the Adviser may, but shall not be obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other Funds and its other clients where such aggregation is not inconsistent with the policies set forth in the Trust's registration statement. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and such other clients;

                  (f) will maintain all books and records with respect to the securities transactions for the Fund and furnish the Trust's Board of Trustees such periodic and special reports as the Board may request; and

                  (g) will treat confidentially and as proprietary information of the Trust all records and other information relative to the Fund and prior, present or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder (except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld and will be deemed granted where the Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust).

         5. SERVICES NOT EXCLUSIVE. The services furnished by the Adviser hereunder are deemed not to be exclusive, and the Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby.

         6. BOOKS AND RECORDS. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Trust are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

         7. EXPENSES. During the term of this Agreement, the Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

         8. COMPENSATION. For the services provided and the expenses assumed pursuant to this Agreement, the Trust will pay the Adviser from the assets belonging to the respective Fund and the Adviser will accept as full compensation therefor fees, computed daily and paid monthly, at the following annual rate:

                          Large Company Fund ......................  .80%
                          Balanced Fund ...........................  .80%
                          Small Company Fund ......................  .80%
                          Select Value Fund .......................  .80%
                          Government Fund .........................  .40%
                          Money Market Fund .......................  .15%

         of the average daily net assets of the respective Fund.

         The fee attributable to a Fund shall be the several (and not joint and several) obligations of the Fund.

         The fees payable under this Section 8 shall be maintained in an interest-bearing escrow account with the Fund's custodian until each Fund's shareholders approve the payment of such fees to the Adviser. If a majority of the outstanding voting securities of a Fund approve an investment advisory agreement with the Adviser within 150 days of the date of this Agreement, then all amounts held in the escrow account with respect to that Fund (including interest earned) shall be paid to the Adviser. If a majority of the outstanding voting securities of a Fund do not approve an investment advisory agreement with the Adviser within 150 days of the date of this Agreement, the Adviser will be paid, from the escrow account, the lesser of (i) any costs incurred in performing this Interim Advisory Agreement with respect to such Fund (including interest earned on that amount while held in escrow), or (ii) the total amount held in the escrow account (including interest earned).

         The Fund will not pay the Adviser any fees other than compensation permitted by the Securities and Exchange Commission rules related to such compensation.

         9. LIMITATION OF LIABILITY. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee or agent of the Adviser, who may be an officer, Director, partner, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with the Adviser's duties hereunder or under any other agreements between the Adviser and the Trust), to be rendering such services to or acting solely for the Trust and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it. The Trust agrees to indemnify and hold the Adviser harmless from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act and any state and foreign securities and blue sky laws, as amended from time to time) and expenses including (without limitation) attorneys' fees and disbursements, arising directly or indirectly from any action or thing which the Adviser takes or does or omits to take or do hereunder; provided that the Adviser shall not be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of a breach of fiduciary duty with respect to the receipt of compensation for services, willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties under this Agreement.

         10. DURATION AND TERMINATION. This Agreement will become effective with respect to the Fund on July 1, 2004, and, unless sooner terminated as provided herein, shall continue in effect until November 28, 2004. In accordance with Rule 15a-4 under the 1940 Act, this Agreement, unless sooner terminated, shall continue until the earlier of: (i) the date on which the Fund's Board of Trustees (including a majority of the Trustees which are not "interested persons" of the Trust (as that term is defined in the 1940 Act)) and a "majority (as that term is defined in the 1940 Act) of the Fund's outstanding voting securities have approved a new investment advisory agreement in regard to the affected Fund; and (ii) November 28, 2004. Notwithstanding the foregoing, this Agreement may be terminated as to the Fund at any time, without the payment of any penalty, by the Trust (by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the particular Fund), or by the Adviser on 10 days' written notice. This Agreement will immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning of such terms in the 1940 Act.)

         11. AMENDMENT OF THIS AGREEMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No amendment of this Agreement shall be effective with respect to a Fund until approved by vote of a majority of the outstanding voting securities of the affected Fund.

         12. MISCELLANEOUS. The Adviser expressly agrees that notwithstanding the termination of or failure to continue this Agreement with respect to a Fund, the Adviser shall continue to be legally bound to provide the services required herein for the other Funds for the period and on the terms set forth in this Agreement. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by Ohio law.

         13. NAMES. The names "PROVIDENT RIVERFRONT FUNDS" and "Trustees of "PROVIDENT RIVERFRONT FUNDS" refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated October 11, 1996 which is hereby referred to and a copy of which is on file at the principal office of the Trust. The obligations of "PROVIDENT RIVERFRONT FUNDS" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the Trust property, and all persons dealing with any class of shares of the Trust must look solely to the Trust property belonging to such class for the enforcement of any claims against the Trust.

         14. PRIVACY OF INFORMATION. The Securities and Exchange Commission has adopted Regulation S-P at 17 CFR Part 248 to protect the privacy of individuals who obtain a financial product or service for personal, family or household use. Regulation S-P permits financial institutions, such as the Fund, to disclose "nonpublic personal information" ("NPI) of its "customers" and "consumers" (as those terms are therein defined in Regulation S-P) to affiliated and nonaffiliated third parties of the Fund, without giving such customers and consumers the ability to opt out of such disclosure, for the limited purposes of processing and servicing transactions (17 CFR ss. 248.14) ("Section 248.14 NPI"); and to service providers or in connection with joint marketing arrangements (17 CFR ss. 248.13) ("Section 248.13 NPI"). Regulation S-P provides that the right of a customer and consumer to opt out of having his or her NPI disclosed pursuant to 17 CFR ss. 248.7 and 17 CFR ss. 248.10 does not apply when the NPI is disclosed to service providers or in connection with joint marketing arrangements, provided the Fund and third party enter into a contractual agreement that prohibits the third party from disclosing or using the information other than to carry out the purposes for which the Fund disclosed the information (17 CFR ss. 248.13).

         The Funds and the Adviser hereby acknowledge that the Fund may disclose shareholder NPI to the Adviser as agent of the Fund and solely in furtherance of fulfilling the Adviser's contractual obligations under this Agreement in the ordinary course of business to support the Fund and its shareholders. The Adviser hereby agrees to be bound to use and redisclose such NPI only for the limited purpose of fulfilling its duties and obligations under this Agreement, for law enforcement and miscellaneous purposes as permitted in 17 CFR ss.ss. 248.15, or in connection with joint marketing arrangements that the Funds may establish with the Adviser in accordance with the limited exception set forth in 17 CFR ss. 248.13.

         The Adviser further represents and warrants that, in accordance with 17 CFR ss. 248.30, it has implemented, and will continue to carry out for the term of this Agreement, policies and procedures reasonably designed to:

                  (i) insure the security and confidentiality of records and NPI of Fund customers,

                  (ii) protect against any anticipated threats or hazards to the security or integrity of Fund customer records and NPI, and

                  (iii) protect against unauthorized access to or use of such Fund customer records or NPI that could result in substantial harm or inconvenience to any Fund customer.

         The Adviser may redisclose Section 248.13 NPI only to: (a) the Funds and affiliated persons of the Funds ("Fund Affiliates"); (b) affiliated persons of the Adviser ("Adviser Affiliates") (which in turn may disclose or use the information only to the extent permitted under the original receipt); (c) a third party not affiliated with the Adviser of the Funds ("Nonaffiliated Third Party") under the service and processing (ss.248.41) or miscellaneous (ss.248.15) exceptions, but only in the ordinary course of business to carry out the activity covered by the exception under which the Adviser received the information in the first instance; and (d) a Nonaffiliated Third Party under the service provider and joint marketing exception (ss.248.13), provided the Adviser enters into a written contract with the Nonaffiliated Third Party that prohibits the Nonaffiliated Third Party from disclosing or using the information other than to carry out the purposes for which the Funds disclosed the information in the first instance.

         The Adviser may redisclose Section 248.14 NPI and Section 248.15 NPI to: (a) the Funds and Fund Affiliates; (b) Adviser Affiliates (which in turn may disclose the information to the same extent permitted under the original receipt); and (c) a Nonaffiliated Third Party to whom the Funds might lawfully have disclosed NPI directly.

         The Adviser is obligated to maintain beyond the termination date of the Agreement the confidentiality of any NPI it receives from the Fund in connection with the Agreement or any joint marketing arrangement, and hereby agrees that this provision shall survive such termination.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                             THE PROVIDENT RIVERFRONT FUNDS



                                             By:  /S/ J. DONALD RAINES
                                                  ------------------------------
                                             Title:  President



                                             NATIONAL CITY INVESTMENT
                                             MANAGEMENT COMPANY


                                             By: /S/ JOSEPH C. PENKO
                                                 -------------------------------
                                             Title:  Managing Director

                       STATEMENT OF ADDITIONAL INFORMATION

                          ARMADA LARGE CAP GROWTH FUND
                         ARMADA BALANCED ALLOCATION FUND
                          ARMADA SMALL CAP GROWTH FUND
                           ARMADA LARGE CAP VALUE FUND
                         ARMADA GOVERNMENT MORTGAGE FUND
                       ARMADA GOVERNMENT MONEY MARKET FUND

                                  ARMADA FUNDS
                                 760 MOORE ROAD
                       KING OF PRUSSIA, PENNSYLVANIA 19406
                                 (800) 622-FUND

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Combined Prospectus/Proxy Statement dated September 10, 2004 for the Special Meeting of Shareholders of The Riverfront Large Company Select Fund, The Riverfront Balanced Fund, The Riverfront Small Company Select Fund, The Riverfront Select Value Fund, The Riverfront U.S. Government Fund and The Riverfront U.S. Government Securities Money Market Fund to be held on October 7, 2004. Copies of the Combined Prospectus/Proxy
Statement may be obtained at no charge by writing to The Provident Riverfront Funds ("Provident Riverfront Funds")) at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, or by calling toll-free (800) 424-2295. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

         Further information about Armada Funds and The Provident Riverfront Funds is contained in and incorporated herein by reference to:


         1. Armada Funds' Statement of Additional Information dated October 1, 2003, as supplemented December 1, 2003, December 19, 2003, March 9, 2004, March 19, 2004 and July 23, 2004;

         2. The Provident Riverfront Funds' Statement of Additional Information dated February 29, 2004 (revised April 16, 2004), as amended July 1, 2004, for Investor A and Investor B Shares of The Riverfront Large Company Select Fund, The Riverfront Balanced Fund, The Riverfront Small Company Select Fund, The Riverfront Select Value Fund, The Riverfront U.S. Government Fund and Investor A Shares of The Riverfront U.S. Government Securities Money Market Fund;

         3. The Provident Riverfront Funds' Statement of Additional Information dated February 29, 2004 (revised April 16, 2004), as amended July 1, 2004, for Institutional Shares of The Riverfront U.S. Government Securities Money Market Fund;


         4. Armada Funds' audited financial statements and related independent registered public accounting firm's reports for Armada Large Cap Growth Fund, Armada Balanced Allocation Fund, Armada Small Cap Growth Fund, Armada Large Cap Value Fund, Armada Government Mortgage Fund and Armada Government Money Market Fund contained in the Annual Reports for the fiscal year ended May 31, 2004;

         5. The Provident Riverfront Funds' audited financial statements dated December 31, 2003 and related independent auditor's report for the The Riverfront Large Company Select Fund, The Riverfront Balanced Fund, The Riverfront Small Company Select Fund, The Riverfront Select Value Fund, The Riverfront U.S. Government Fund and The Riverfront U.S. Government Securities Money Market Fund.

         The unaudited pro forma financial statements attached hereto are intended to present the financial condition and related results of operations of the participating Armada Funds as if the Reorganization had been consummated on May 31, 2004.

         The date of this Statement of Additional Information is September 10, 2004.

                                TABLE OF CONTENTS

                                                                           PAGE

     Offering Price Per Class A Shares of Armada Funds ....................   4

     Armada Funds' Trustees and Officers ..................................   4

     Armada Funds' Trustee Ownership of Fund Shares .......................   8

     Certain Interests of Independent Trustees of Armada Funds ............  10

     Armada Government Mortgage Fund/The Riverfront U.S.
         Government Fund Unaudited Pro Forma Combining Schedule
         of Investments ...................................................  11

     Armada Government Mortgage Fund/The Riverfront U.S.
         Government Fund Unaudited Pro Forma Combining Statement
         of Assets and Liabilities ........................................  16

     Armada Government Mortgage Fund/The Riverfront U.S.
         Government Fund Unaudited Pro Forma Combining
         Statement of Operations ..........................................  19

     Notes to Unaudited Pro Forma Combining Financial Statements ..........  21

OFFERING PRICE PER CLASS A SHARE OF ARMADA FUNDS

         An illustration of the computation of the offering price per Class A Share of the Armada Acquiring Funds, based on the value of each Armada Acquiring Fund's net assets and number of outstanding shares on May 31, 2004, is as follows:


                                     LARGE CAP GROWTH FUND SMALL CAP GROWTH FUND
Net Assets of A Shares                        $142,014,947           $22,493,320
Outstanding A Shares                             7,681,510             2,516,978
Net Asset Value Per Share                           $18.49                 $8.94
Sales Charge, 5.50% of offering price                $1.08                 $0.52
Offering Price                                      $19.57                 $9.46

                                      LARGE CAP VALUE FUND
Net Assets of A Shares                         $41,023,017
Outstanding A Shares                             2,502,338
Net Asset Value Per Share                           $16.39
Sales Charge, 5.50% of offering price                $0.95
Offering Price                                      $17.34

                                  BALANCED ALLOCATION FUND
Net Assets of A Shares                         $16,898,201
Outstanding A Shares                             1,805,143
Net Asset Value Per Share                            $9.36
Sales Charge, 4.75% of offering price                $0.47
Offering Price                                       $9.83

                                  GOVERNMENT MORTGAGE FUND
Net Assets of A Shares                         $17,184,507
Outstanding A Shares                             1,862,033
Net Asset Value Per Share                            $9.23
Sales Charge, 4.50% of offering price                $0.43
Offering Price                                       $9.66


ARMADA FUNDS' TRUSTEES AND OFFICERS

         The business and affairs of Armada Funds are managed under the direction of Armada Funds' Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Armada Funds' Declaration of Trust. Information pertaining to the trustees and officers of Armada Funds is set forth below. Trustees who are not deemed to be "interested persons" of Armada Funds as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Armada Funds are referred to as "Interested Trustees."

                                                                                               Number of
                                                                                          Portfolios in Fund
                              Position(s)         Length of Time                              Complex 3
       Name, Address 1,       Held with            Served in       Principal Occupation(s)    Overseen by     Other Directorships
    Date of Birth and Age    Armada Funds          Position 2        During Past 5 Years        Trustee        Held by Trustee 4
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Robert D. Neary              Chairman of the    Since February     Retired Co-Chairman of          30      Director, Strategic
Date of Birth:               Board and Trustee       1996          Ernst & Young, April 1984               Distribution, Inc., since
9/30/33                                                            to September 1993.                      January 1999; Director,
Age: 70                                                                                                    Commercial Metals
                                                                                                           Company, since March
                                                                                                           2001.


John F. Durkott              Trustee            Since November     President and Chief              30     None
Date of Birth:                                       1993          Executive Officer,
7/11/44                                                            Kittle's Home Furnishings
Age: 60                                                            Center, Inc., since
                                                                   January 1982; President
                                                                   and Chief Operating
                                                                   Officer, since 1982;
                                                                   Partner, Kittle's
                                                                   Bloomington Properties
                                                                   LLC, from January 1981
                                                                   through 2003; Partner,
                                                                   KK&D LLC, from January
                                                                   1989 through 2003;
                                                                   Partner, KK&D II LLC,
                                                                   from February 1998
                                                                   through 2003 (affiliated
                                                                   real estate companies of
                                                                   Kittle's Home Furnishings
                                                                   Center, Inc.).

Robert J. Farling            Trustee            Since November     Retired Chairman,                30     None
Date of Birth:                                       1997          President and Chief
12/4/36                                                            Executive Officer,
Age:  67                                                           Centerior Energy
                                                                   (electric utility), March
                                                                   1992 to October 1997.


Richard W. Furst             Trustee            Since June 1990    Dean Emeritus, Gatton            30     None
Date of Birth:                                                     College of Business and
9/13/38                                                            Economics, University of
Age:  65                                                           Kentucky, since June
                                                                   2003; Garvice D. Kincaid
                                                                   Professor of Finance,
                                                                   since 1981; Dean, Gatton
                                                                   College of Business and
                                                                   Economics, University of
                                                                   Kentucky, 1981 - June
                                                                   2003.

Gerald L. Gherlein           Trustee              Since July       Retired Executive                30     None
Date of Birth:  2/16/38                              1997          Vice-President and
Age:  66                                                           General Counsel, Eaton
                                                                   Corporation (global
                                                                   manufacturing), 1991 to
                                                                   March 2000.

                                                                                               Number of
                                                                                          Portfolios in Fund
                              Position(s)         Length of Time                              Complex 3
       Name, Address 1,       Held with            Served in       Principal Occupation(s)    Overseen by     Other Directorships
    Date of Birth and Age    Armada Funds          Position 2        During Past 5 Years        Trustee        Held by Trustee 4
------------------------------------------------------------------------------------------------------------------------------------
Kathleen A. Obert            Trustee           Since August 2002   Chairman and CEO, Edward         30     None
Date of Birth:  8/3/58                                             Howard & Co. (public
Age:  46                                                           relations agency), since
                                                                   2001; CEO, Edward Howard
                                                                   & Co., 2000-2001;
                                                                   VP/Senior VP, Edward
                                                                   Howard & Co., 1992-2000.

J. William Pullen            Trustee            Since May 1993     President and Chief              30     None
Date of Birth:  4/24/39                                            Executive Officer, Whayne
Age:  65                                                           Supply Co. (engine and
                                                                   heavy equipment
                                                                   distribution), since
                                                                   1986.


INTERESTED TRUSTEES
John G. Breen 5             Trustee            Since August 2002   Retired Chairman and CEO,        30     Director, The Sherwin
Date of Birth:  7/21/34                                            The Sherwin Williams Co.,               Williams Co.; Director,
Age:  70                                                           until May 2000.                         Parker Hannifin Corp.;
                                                                                                           Director, Mead Westvaco
                                                                                                           Corp.; Director, Goodyear
                                                                                                           Tire & Rubber Co.;
                                                                                                           Director, The Stanley
                                                                                                           Works.

Herbert R. Martens, Jr. 5    President, Chief    Since November    Executive Vice President,        30     None
Date of Birth:  8/6/52       Legal Officer and        1997         National City Corporation
Age:  52                     Trustee                               (bank holding company),
                                                                   since July 1997; Chairman
                                                                   and CEO, NatCity
                                                                   Investments, Inc.
                                                                   (investment banking),
                                                                   since July 1995.


OFFICERS
Kathleen T. Barr 6           Senior Vice              Since        Senior Vice President            N/A    N/A
1900 E. 9th Street,          President, Chief     February 2003    (formerly Vice President)
22nd Floor                   Administrative                        and Managing Director of
Cleveland, OH  44114         Officer and Chief                     Armada Funds Group,
Date of Birth: 5/2/55        Compliance Officer                    National City Bank, since
Age:  49                                                           June 1999; Managing
                                                                   Director, National City
                                                                   Investment Management
                                                                   Company, since May 1996.

                                                                                               Number of
                                                                                          Portfolios in Fund
                              Position(s)         Length of Time                              Complex 3
       Name, Address 1,       Held with            Served in       Principal Occupation(s)    Overseen by   Other Directorships
    Date of Birth and Age    Armada Funds          Position 2        During Past 5 Years        Trustee      Held by Trustee 4
----------------------------------------------------------------------------------------------------------------------------------
W. Bruce McConnel            Secretary             Since August    Partner, Drinker Biddle &      N/A              N/A
One Logan Square                                       1985        Reath LLP, Philadelphia,
18th and Cherry Streets                                            Pennsylvania (law firm).
Philadelphia, PA 19103-6996
Date of Birth:
2/7/43
Age:  61


Dennis J. Westley            Treasurer                Since        Vice President and             N/A              N/A
103 Bellevue Parkway                                May 2003       Managing Director,
Wilmington, DE 19809                                               Accounting and
Date of Birth:                                                     Administration, PFPC
4/16/59                                                            Inc., since July 2001;
Age:  44                                                           Vice President and
                                                                   Accounting Director, PFPC
                                                                   Inc., 1997 to 2001.



1 Each trustee can be contacted by writing to National City Bank, c/o Michael Nanosky, 1900 East 9th Street, 22nd Floor, Cleveland, OH 44114.
2 Each trustee holds office until the next meeting of shareholders at which trustees are elected following his election or appointment and until his successor has been elected and qualified.
3 The "Fund Complex" consists of all registered investment companies for which National City Investment Management Company (the "Adviser") or any of its affiliates serves as investment adviser. The number of portfolios overseen by the trustees includes 30 portfolios of Armada Funds that are offered for sale as of the date of this SAI. The trustees have authorized additional portfolios that have not yet been made available to investors.
4 Includes directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act. In addition to Armada Funds, each trustee serves as a trustee of The Armada Advantage Fund. Mr. Neary and Mr. Martens also serve as Chairman and President, respectively, of The Armada Advantage Fund.
5 Mr. Breen is considered to be an "interested person" of Armada Funds as defined in the 1940 Act because he owns shares of common stock of National City Corporation ("NCC"), the indirect parent company of the Adviser. Mr. Martens is considered to be an "interested person" of Armada Funds because
   (1) he is an Executive Vice President of NCC, (2) he owns shares of common stock and options to purchase common stock of NCC, and (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with the Adviser.
6 Ms. Barr previously served as Assistant Treasurer and Compliance Officer of Armada Funds from August 2002 until February 2003.

         Mr. Martens serves as Executive Vice President of NCC, the indirect parent of the Adviser, and as President and Chief Executive Officer of NatCity Investments, Inc., which is under common control with the Adviser. Mr. McConnel is a partner of the law firm Drinker Biddle & Reath LLP, which serves as counsel to Armada Funds.

ARMADA FUNDS' TRUSTEE OWNERSHIP OF FUND SHARES

         The following table shows the dollar range of shares beneficially owned by each Trustee in each of Armada Funds' portfolios (each, a "Fund", and together, the "Funds") and Armada Funds in the aggregate as of December 31, 2003.

INDEPENDENT TRUSTEES:
-------------------------------------------------------------------------------------------------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                      EQUITY SECURITIES IN THE FUNDS OF
                                                         DOLLAR RANGE OF                        ARMADA FUNDS
NAME OF TRUSTEE/FUND                             EQUITY SECURITIES IN THE FUNDS 1          OVERSEEN BY THE TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
ROBERT D. NEARY                                                                                 Over $100,000
-------------------------------------------------------------------------------------------------------------------------
   Ohio Intermediate Tax Exempt Bond Fund                 Over $100,000
-------------------------------------------------------------------------------------------------------------------------
   Ohio Municipal Money Market Fund                       Over $100,000
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
JOHN F. DURKOTT                                                                                  $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
   Large Cap Growth Fund                                   $1-$10,000
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
ROBERT J. FARLING                                                                               Over $100,000
-------------------------------------------------------------------------------------------------------------------------
   International Equity Fund                            $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------
   Large Cap Growth Fund                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------
   Large Cap Ultra Fund                                  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Large Cap Value Fund                                  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Mid Cap Growth Fund                                   $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                                    $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Small Cap Growth Fund                                 $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund                                   over $100,000
-------------------------------------------------------------------------------------------------------------------------
   Tax Managed Equity Fund                               $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Government Mortgage Fund                              $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Money Market Fund                                     $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RICHARD W. FURST                                                                              $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------
   Large Cap Core Equity Fund                              $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                                    $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
   Tax Managed Equity Fund                               $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Total Return Advantage Fund                           $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                      EQUITY SECURITIES IN THE FUNDS OF
                                                         DOLLAR RANGE OF                        ARMADA FUNDS
NAME OF TRUSTEE/FUND                             EQUITY SECURITIES IN THE FUNDS 1          OVERSEEN BY THE TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
GERALD L. GHERLEIN                                                                              Over $100,000
-------------------------------------------------------------------------------------------------------------------------
   International Equity Fund                             $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                                    $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Small Cap Growth Fund                                 $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund                                  $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Tax Managed Equity Fund                               $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Intermediate Tax Exempt Bond Fund                     $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
J. WILLIAM PULLEN                                                                               Over $100,000
-------------------------------------------------------------------------------------------------------------------------
   International Equity Fund                             $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Large Cap Core Equity Fund                            $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Large Cap Growth Fund                                   $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                                    $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund                                 $50,001-$100,000
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
KATHLEEN A. OBERT                                                                                $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
  Large Cap Core Equity Fund                               $1-$10,000
---------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES:

-------------------------------------------------------------------------------------------------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                      EQUITY SECURITIES IN THE FUNDS OF
                                                         DOLLAR RANGE OF                        ARMADA FUNDS
NAME OF TRUSTEE/FUND                             EQUITY SECURITIES IN THE FUNDS 1          OVERSEEN BY THE TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
JOHN G. BREEN                                                                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
    Money Market Fund                                     Over $100,000
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
HERBERT R. MARTENS, JR.                                                                         Over $100,000
-------------------------------------------------------------------------------------------------------------------------
    S&P 500 Index Fund                                    Over $100,000
-------------------------------------------------------------------------------------------------------------------------
    Small Cap Value Fund                                 $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
    Bond Fund                                              $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
    Money Market Fund                                      $1-$10,000
-------------------------------------------------------------------------------------------------------------------------

-------------------
1    Includes the value of shares beneficially owned by each trustee in each
Fund as of December 31, 2003.

         As of June 30, 2004, the Trustees and officers of Armada Funds as a group owned beneficially 1.53% of Class I Shares of the Ohio Tax Exempt Bond Fund. Otherwise, the Trustees and officers as a group owned beneficially less than 1% of each class of the outstanding shares of each of the Funds of Armada Funds, and less than 1% of the outstanding shares of all of the Funds of Armada Funds in the aggregate.

CERTAIN INTERESTS OF INDEPENDENT TRUSTEES OF ARMADA FUNDS

         Mr. Durkott serves as President and Chief Executive Officer of Kittle's Home Furnishings Center, Inc. ("Kittle's"). Kittle's has a $10 million line of credit open with National City Bank - Indiana, which is under common control with the Adviser. The line of credit is used for working capital purposes. The highest amount outstanding on the line of credit during the period January 1, 2001 through December 31, 2003 was not greater than $4.5 million. The balance outstanding as of December 31, 2003 was $2.7 million. Interest is charged at a fluctuating rate equal to National City Bank's prime rate or at a rate equal to LIBOR plus a margin determined in accordance with a schedule based upon Kittle's financial performance. Mr. Durkott may be deemed to have a material indirect interest in the line of credit.

         Edward Howard & Co. ("EH&C"), of which Ms. Obert serves as Chairman and Chief Executive Officer, entered into an agreement in August 2002 with National City Bank, the indirect parent of the Adviser, to provide public relations and media relations consulting services for the bank's operations in the Dayton, Ohio area over a period of five months ending December 31, 2002. In addition, EH&C undertakes occasional media training and other public relations projects for National City Bank. From January 1, 2001 through December 31, 2002, EH&C earned approximately $95,000 in fees for these services. From January 1, 2003 through December 31, 2003, EH&C earned approximately $250,000 in fees for these services. EH&C expects to be engaged for similar projects by National City Bank from time to time at comparable fee levels.

                         ARMADA GOVERNMENT MORTGAGE FUND
                       THE RIVERFRONT U.S. GOVERNMENT FUND
              UNAUDITED PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                  MAY 31, 2004

                                                   ARMADA GOVERNMENT
                                                     MORTGAGE FUND          RIVERFRONT U.S. GOVERNMENT          COMBINED ACCOUNTS

                                                     PAR MARKET VALUE          PAR  MARKET VALUE               PAR    MARKET VALUE
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS--82.0%
Federal Home Loan Mortgage Corporation--2.0%
12.250%, 08/01/15                                203,222     $230,512            -             -           203,222         $230,512
10.000%, 09/01/16                                 92,156      102,276            -             -            92,156          102,276
9.750%, 11/01/18 to 04/01/09                     101,698      110,406            -             -           101,698          110,406
9.250%, 08/01/13                                  12,354       13,273            -             -            12,354           13,273
9.000%, 04/01/06 to 09/01/20                     633,359      701,463            -             -           633,359          701,463
8.750%, 06/01/16 to 05/01/17                     100,384      110,868            -             -           100,384          110,868
8.500%, 03/01/06 to 01/01/22                     402,285      440,331            -             -           402,285          440,331
8.000%, 04/01/07 to 03/01/22                     398,687      435,457            -             -           398,687          435,457
7.500%, 05/15/22                                 231,546      237,365            -             -           231,546          237,365
7.000%, 05/01/31                                 944,781      994,970            -             -           944,781          994,970
6.000%, 10/01/32                               3,063,022    3,120,725            -             -         3,063,022        3,120,725
                                                           ----------            ---------------                  ------------------
                                                           $6,497,646                          -                         $6,497,646

--------------------------------------------------------------------------------


                         ARMADA GOVERNMENT MORTGAGE FUND
                       THE RIVERFRONT U.S. GOVERNMENT FUND
              UNAUDITED PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                  MAY 31, 2004
                                                   ARMADA GOVERNMENT
                                                     MORTGAGE FUND          RIVERFRONT U.S. GOVERNMENT          COMBINED ACCOUNTS

                                                     PAR MARKET VALUE          PAR  MARKET VALUE               PAR    MARKET VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION--57.9%
12.500%, 05/01/15                                243,994     $282,665            -            -            243,994          $282,665
11.250%, 05/01/14                                 19,623       22,531            -            -             19,623            22,531
10.000%, 06/01/21                                 37,994       42,853            -            -             37,994            42,853
9.500%, 09/01/11                                  87,632       90,732            -            -             87,632            90,732
9.000%, 06/01/09 to 10/01/19                      99,705      110,332            -            -             99,705           110,332
8.500%, 11/01/21 to 09/01/23                      96,032      105,584            -            -             96,032           105,584
8.000%, 12/01/17 to 03/01/23                     325,270      347,812            -            -            325,270           347,812
7.500%, 09/01/22 to 05/01/32                   3,746,855    4,003,426            -            -          3,746,855         4,003,426
7.000%, 12/01/15 to 10/01/32                   6,975,142    7,357,724            -            -          6,975,142         7,357,724
6.500%, 12/01/12 to 05/01/33                  13,381,674   13,886,916            -            -         13,381,674        13,886,916
6.000%, 09/01/17                               6,794,085    7,061,830            -            -          6,794,085         7,061,830
5.500%, 11/01/09                               1,587,312    1,618,769            -            -          1,587,312         1,618,769
5.000%, 07/01/18                               6,661,183    6,670,201            -            -          6,661,183         6,670,201
4.500%, 04/01/18 to 11/01/18                  14,175,082   13,882,938            -            -         14,175,082        13,882,938
4.500%, 06/01/34 TBA                           5,000,000    4,654,690            -            -          5,000,000         4,654,690
6.000%, 06/01/34 TBA                          25,500,000   25,914,375            -            -         25,500,000        25,914,375
5.500%, 06/01/34 TBA                          69,000,000   68,310,000            -            -         69,000,000        68,310,000
5.000%, 06/01/34 TBA                          29,900,000   28,732,046            -            -         29,900,000        28,732,046
                                                         ------------            ---------------                        ------------
                                                         $183,095,424                         -                         $183,095,424

--------------------------------------------------------------------------------

                         ARMADA GOVERNMENT MORTGAGE FUND
                       THE RIVERFRONT U.S. GOVERNMENT FUND
              UNAUDITED PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                  MAY 31, 2004


                                                     PAR MARKET VALUE          PAR  MARKET VALUE               PAR     MARKET VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--22.1%
17.000%, 11/15/11                                 72,564      $87,476            -             -            72,564           $87,476
16.000%, 11/15/11                                  3,071        3,633            -             -             3,071             3,633
15.000%, 06/15/11 to 01/15/13                  1,361,130    1,611,923            -             -         1,361,130         1,611,923
14.500%, 09/15/12 to 08/15/14                     11,685       13,736            -             -            11,685            13,736
14.000%, 05/15/11 to 02/15/15                    575,568      673,662            -             -           575,568           673,662
13.500%, 05/15/10 to 02/15/15                    577,627      672,463            -             -           577,627           672,463
13.000%, 11/15/10 to 06/20/15                    677,587      782,474            -             -           677,587           782,474
12.750%, 09/20/13 to 12/20/14                    106,805      122,193            -             -           106,805           122,193
12.500%, 04/15/10 to 01/20/16                  1,436,583    1,649,527            -             -         1,436,583         1,649,527
12.000%, 08/15/12 to 01/15/16                    589,932      677,740            -             -           589,932           677,740
11.500%, 03/15/11 to 08/15/14                    154,689      177,009            -             -           154,689           177,009
10.500%, 09/15/04                                    409          417            -             -               409               417
9.250%, 06/15/16 to 05/15/21                     134,259      149,790            -             -           134,259           149,790
9.000%, 10/15/04 to 11/15/24                   1,533,900    1,700,746            -             -         1,533,900         1,700,746
8.750%, 08/15/08 to 12/15/16                     140,760      155,355            -             -           140,760           155,355
8.500%, 01/15/17 to 09/15/24                     764,777      847,533            -             -           764,777           847,533
8.250%, 01/15/05 to 06/15/16                     178,359      193,577            -             -           178,359           193,577
8.000%, 04/15/17 to 05/20/30                   2,625,372    2,864,638            -             -         2,625,372         2,864,638
7.500%, 09/20/15 to 09/20/30                   5,476,841    5,909,094            -             -         5,476,841         5,909,094
7.250%, 11/15/04                                     285          289            -             -               285               289
7.000%, 12/15/10 to 06/15/32                  11,504,308   12,186,943            -             -        11,504,308        12,186,943
6.500%, 07/15/28 to 01/15/32                  11,499,630   11,969,855            -             -        11,499,630        11,969,855
6.000%, 10/20/28 to 07/20/29                   4,505,124    4,596,547            -             -         4,505,124         4,596,547
5.500%, 01/15/33 to 07/15/33                   8,843,995    8,807,308            -             -         8,843,995         8,807,308
5.000%, 05/15/33 to 09/15/33                  14,448,744   13,956,427            -             -        14,448,744        13,956,427
                                                    -----------------             --------------                        ------------
                                                          $69,810,355                          -                         $69,810,355
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Obligations        $259,403,425                          -                        $259,403,425
(Cost $256,566,519)
------------------------------------------------------------------------------------------------------------------------------------

                         ARMADA GOVERNMENT MORTGAGE FUND
                       THE RIVERFRONT U.S. GOVERNMENT FUND
              UNAUDITED PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                  MAY 31, 2004

                                                PAR  MARKET VALUE                 PAR   MARKET VALUE            PAR    MARKET VALUE
U.S. TREASURY OBLIGATIONS--16.3% U.S. Treasury Notes--16.3%
7.500%, 11/15/24                                   -            -        2,000,000.00     $2,518,280      2,000,000      2,518,280
6.875%, 05/15/06                                   -            -        2,000,000.00      2,165,140      2,000,000      2,165,140
6.625%, 05/15/07                                   -            -        2,000,000.00      2,198,980      2,000,000      2,198,980
6.500%, 10/15/06                                   -            -        2,000,000.00      2,169,140      2,000,000      2,169,140
6.500%, 02/15/10                                   -            -        2,000,000.00      2,253,200      2,000,000      2,253,200
6.375%, 08/15/27                                   -            -        2,000,000.00      2,244,140      2,000,000      2,244,140
6.250%, 02/15/07                                   -            -        2,000,000.00      2,170,380      2,000,000      2,170,380
6.125%, 11/15/27                                   -            -        2,000,000.00      2,179,440      2,000,000      2,179,440
6.125%, 08/15/07                                   -            -        2,000,000.00      2,177,560      2,000,000      2,177,560
6.000%, 08/15/09                                   -            -        2,000,000.00      2,199,200      2,000,000      2,199,200
5.625%, 05/15/08                                   -            -        2,000,000.00      2,156,780      2,000,000      2,156,780
5.500%, 05/15/09                                   -            -        2,000,000.00      2,154,520      2,000,000      2,154,520
5.375%, 02/15/31                                   -            -        4,000,000.00      4,014,840      4,000,000      4,014,840
5.000%, 02/15/11                                   -            -        2,000,000.00      2,090,300      2,000,000      2,090,300
4.875%, 02/15/12                                   -            -        2,000,000.00      2,059,140      2,000,000      2,059,140
4.750%, 11/15/08                                   -            -        2,000,000.00      2,089,840      2,000,000      2,089,840
4.750%, 05/15/14                                   -            -        2,000,000.00      2,015,000      2,000,000      2,015,000
4.250%, 08/15/13                                   -            -        2,000,000.00      1,945,000      2,000,000      1,945,000
4.000%, 02/15/14                                   -            -        2,000,000.00      1,902,500      2,000,000      1,902,500
3.875%, 05/15/09                          7,000,000    $7,025,431                   -              -      7,000,000      7,025,431
3.000%, 11/15/07                                  -             -        2,000,000.00      1,982,960      2,000,000      1,982,960
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations
(Cost $52,039,786)                                     $7,025,431                        $44,686,340                   $51,711,771
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--39.9%
Federal Home Loan Bank--12.1%
    0.951%, 06/11/04 +                   38,250,000   $38,239,906                   -              -     38,250,000    $38,239,906
Federal Home Loan Mortgage
Corporation--12.3%
    0.971%, 06/08/04 +                   39,000,000    38,992,644                   -              -     39,000,000     38,992,644
Federal National Mortgage
Association--15.5%
    0.961%, 06/14/04 +                   48,900,000    48,883,030                   -              -     48,900,000     48,883,030
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations             $126,115,580                                  -                  $126,115,580
(Cost $126,115,580)
------------------------------------------------------------------------------------------------------------------------------------

                         ARMADA GOVERNMENT MORTGAGE FUND
                         RIVERFRONT U.S. GOVERNMENT FUND
             UNAUDITED PRO FORMA COMBINING STATEMENT OF INVESTMENTS
                                  MAY 31, 2004


                                                    ARMADA GOVERNMENT
                                                      MORTGAGE FUND             RIVERFRONT U.S. GOVERNMENT     COMBINED ACCOUNTS

                                                        PAR  MARKET VALUE         PAR    MARKET VALUE         PAR    MARKET VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS--0.4%
Security Mortgage Acceptance Corporation II,
    Series B, CI 4  9.000%, 12/01/16                625,689      $657,335           -              -      625,689        $657,335
Structured Mortgage Asset Residential Trust,
    Series 1992-2, Cl  I   8.250%, 06/25/19         486,450       521,553           -              -      486,450         521,553
---------------------------------------------------------------------------------------------------------------------------------
Total Collateralized Mortgage                                  $1,178,888                          -                   $1,178,888
Obligations (Cost $1,175,844)
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -0.2%
STIT (ATM) Money Market Fund                              -             -     536,870       $536,870      536,870         536,870

Merrill Lynch Money Market Fund                           -             -           1              1            1               1
                                                                         ------------    -----------  -----------   -------------
Total Money Market Fund                                                       536,871       $536,871      536,871        $536,871

RELATED PARTY MONEY MARKET FUND--1.3%
Armada Government Money Market Fund, Class I      4,233,768    $4,233,768           -              -                   4,233,768
                                                           --------------                                           -------------
Total Related Party Money Market Fund                          $4,233,768                                              $4,233,768
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUNDS  (Cost $4,770,639)                    $4,233,768                                $536,871      $4,770,639
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $440,668,428)--140.1%                 397,957,092                              45,223,211     443,180,303
Total Other Assets & Liabilities--(40.1%)                   (127,098,090)                                 138,641   (126,959,449)
                                                           --------------                           -------------   -------------
NET ASSETS 100.0%                                            $270,859,002                             $45,361,852   $316,220,854
                                                           ==============                           =============   =============



+ EFFECTIVE YIELD AT PURCHASE DATE
TBA - TO BE ANNOUNCED

                         ARMADA GOVERNMENT MORTGAGE FUND
                         RIVERFRONT U.S. GOVERNMENT FUND
        UNAUDITED PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2004

                                                           ARMADA      RIVERFRONT
                                                       GOVERNMENT             U.S.                        PRO FORMA
                                                         MORTGAGE      GOVERNMENT        PRO FORMA         COMBINED
                                                             FUND            FUND      ADJUSTMENTS          (NOTE 1)
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                               $  395,107,537  $   45,560,891   $            -   $  440,668,428
Net unrealized appreciation (depreciation)              2,849,555        (337,679)               -        2,511,876
                                                   --------------  --------------   --------------   --------------
Investments, at market value                          397,957,092      45,223,212                -      443,180,304
Receivables:
   Shares of beneficial interest sold                           -              13                -               13
   Investment securities sold                           5,172,674               -                -        5,172,674
   Interest                                             1,078,359         417,853                -        1,496,212
Prepaid expenses and other assets                          26,021          16,047                -           42,068
                                                   --------------  --------------   --------------   --------------
      Total Assets                                    404,234,146      45,657,125                -      449,891,271
                                                   --------------  --------------   --------------   --------------
LIABILITIES:
Payables:
   Shares of beneficial interest redeemed                 651,374         166,889                -          818,263
   Investment securities purchased                    131,525,045               -                -      131,525,045
   Investment advisory fees payable                        91,989          15,353                -          107,342
   Distributions payable                                  980,923          81,905                -        1,062,828
   12b-1 fees payable                                      12,633          11,367                -           24,000
   Administration fees payable                             19,019           6,525                -           25,544
   Custody fees payable                                     1,230           3,838                -            5,068
Other expenses and liabilities                             92,931           9,396                -          102,327
                                                   --------------  --------------   --------------   --------------
      Total Liabilities                               133,375,144         295,273                -      133,670,417
                                                   --------------  --------------   --------------   --------------
NET ASSETS                                         $  270,859,002  $   45,361,852   $            -   $  316,220,854
                                                   ==============  ==============   ==============   ==============

                         ARMADA GOVERNMENT MORTGAGE FUND
                         RIVERFRONT U.S. GOVERNMENT FUND
        UNAUDITED PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2004

                                                                      ARMADA       RIVERFRONT
                                                                  GOVERNMENT              U.S.                           PRO FORMA
                                                                    MORTGAGE       GOVERNMENT          PRO FORMA         COMBINED
                                                                        FUND             FUND        ADJUSTMENTS          (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS consist of:
Paid-in Capital                                             $   278,255,127   $    44,812,783   $             -     $   323,067,910
Undistributed (distributions in excess
   of) net investment                                               (55,777)           83,160                 -              27,383
income (Loss)
Accumulated net realized gain (loss) on investments             (10,189,903)          803,588                 -          (9,386,315)
Net unrealized appreciation (depreciation)
   on investments                                                 2,849,555          (337,679)                -           2,511,876
                                                            ---------------   ---------------                       ---------------
      Total Net Assets                                      $   270,859,002   $    45,361,852                       $   316,220,854
                                                            ===============   ===============                       ===============

CLASS I:
NET ASSETS                                                  $   244,380,034                     $    42,616,366(a)  $   286,996,400
                                                            ===============                     ===============     ===============
Shares of beneficial interest outstanding                        26,477,502                           4,615,271(a)       31,092,773
                                                            ===============                     ===============     ===============
NET ASSET VALUE, and offering price
   price per share of beneficial interest outstanding       $         9.23                      $          9.23     $          9.23

NET ASSETS (Riverfront Investor A Shares)                                     $    42,616,366   $   (42,616,366)(b) $             -
                                                                              ===============   ===============
Shares of beneficial interest outstanding                                           4,423,567        (4,423,567)(b)               -
                                                                              ===============   ===============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest outstanding                         $          9.63   $          9.63     $             -

CLASS A:
NET ASSETS                                                  $    17,184,507                     $     2,745,486(a)  $    19,929,993
                                                            ===============                     ===============     ===============
Shares of beneficial interest outstanding                         1,862,033                             297,326(a)        2,159,359
                                                            ===============                     ===============     ===============
NET ASSET VALUE, and offering price
   price per share of beneficial interest outstanding       $          9.23                     $          9.23     $          9.23
NET ASSETS (Riverfront Investor B Shares)                                     $     2,745,486   $    (2,745,486)(b)               -
                                                                              ===============   ===============
Shares of beneficial interest outstanding                                             242,217          (242,217)(b)               -
                                                                              ===============   ===============

                         ARMADA GOVERNMENT MORTGAGE FUND
                         RIVERFRONT U.S. GOVERNMENT FUND
        UNAUDITED PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2004

                                                                 ARMADA       RIVERFRONT
                                                             GOVERNMENT              U.S.                           PRO FORMA
                                                               MORTGAGE       GOVERNMENT          PRO FORMA         COMBINED
                                                                   FUND             FUND        ADJUSTMENTS          (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS consist of:
NET ASSET VALUE, and offering price
   price per share of beneficial interest outstanding                    $         11.33   $         11.33     $             -

CLASS B:
NET ASSETS                                             $     6,729,359                     $             -(a)  $     6,729,359
                                                       ===============   ===============   ===============     ===============
Shares of beneficial interest outstanding                      731,287                                   -(a)          731,287
                                                       ===============   ===============   ===============     ===============
NET ASSET VALUE, and offering price
   per share of beneficial interest outstanding        $          9.20                     $             -     $          9.20

CLASS C:
NET ASSETS                                             $     2,343,512                     $             -(a)  $     2,343,512
                                                       ===============   ===============   ===============     ===============
Shares of beneficial interest outstanding                      254,301                                   -(a)          254,301
                                                       ===============   ===============   ===============     ===============
NET ASSET VALUE, and offering price
 per share of beneficial interest outstanding          $          9.22                     $             -     $          9.22

CLASS R:
NET ASSETS                                             $       221,590                     $             -(a)  $       221,590
                                                       ===============   ===============   ===============     ===============
Shares of beneficial interest outstanding                       24,069                                   -(a)           24,069
                                                       ===============   ===============   ===============     ===============
NET ASSET VALUE, offering price and redemption
   price per share of beneficial interest outstanding  $          9.21                     $             -     $          9.21


-------------------------------------------

(a) Reflects net effect of combining existing Riverfront U.S. Government Fund into the Armada Government Mortgage Bond Fund.
(b) Reflects exchange of Riverfront U.S. Government Fund into the Armada Government Mortgage Bond Fund.

                         ARMADA GOVERNMENT MORTGAGE FUND
                         RIVERFRONT U.S. GOVERNMENT FUND
              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                  MAY 31, 2004

                                                           ARMADA      RIVERFRONT
                                                       GOVERNMENT             U.S.                        PRO FORMA
                                                         MORTGAGE      GOVERNMENT        PRO FORMA         COMBINED
                                                             FUND            FUND      ADJUSTMENTS          (NOTE 1)
-------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends (less: foreign taxes withheld)           $            -       $       -        $       -   $            -
Interest                                               12,489,751         495,014                -       12,984,765
Security lending income                                     4,191               -                -            4,191
-------------------------------------------------------------------------------------------------------------------
Total investment income                                12,493,942         495,014                -       12,988,956
-------------------------------------------------------------------------------------------------------------------
Expenses:
Investment Advisory fees                                1,357,155          76,392                -        1,433,547
Administration fees                                       172,729          32,466           (3,200)(a)      201,995
12b-1 fees:
  Class I                                                 109,860          44,322                -          154,182
  Class A                                                   9,094          13,688                -           22,782
  Class B                                                  52,777               -                -           52,777
  Class C                                                  12,510               -                -           12,510
  Class R                                                     858               -                -              858
Transfer Agent fees                                        55,248          17,544                -           72,792
Custodian fees                                             45,113          19,098                -           64,211
Professional fees                                          16,090           5,918           (5,000)(a)       17,008
Printing and shareholder reports                           20,357           4,358                -           24,715
Registration and filing fees                                9,660           9,685           (7,500)(a)       11,845
Trustees' fees                                              3,851           3,573           (3,500)(a)        3,924
Miscellaneous                                             115,327           3,977           (2,000)(a)      117,304
Shareholder servicing fees:
  Class A                                                  45,472               -                -           45,472
  Class B                                                  17,592               -                -           17,592
  Class C                                                   4,170               -                -            4,170
-------------------------------------------------------------------------------------------------------------------
Total Expenses                                          2,047,863         231,021          (21,200)       2,257,684
-------------------------------------------------------------------------------------------------------------------

                                                      ARMADA GOVERNMENT MORTGAGE FUND
                                                      RIVERFRONT U.S. GOVERNMENT FUND
                                           UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                                             FOR THE YEAR ENDED
                                                                MAY 31, 2004

                                                           ARMADA      RIVERFRONT
                                                       GOVERNMENT             U.S.                        PRO FORMA
                                                         MORTGAGE      GOVERNMENT        PRO FORMA         COMBINED
                                                             FUND            FUND      ADJUSTMENTS         (NOTE 1)
--------------------------------------------------------------------------------------------------------------------
Less:
   Waiver of Investment Advisory fees                    (219,151)              -                -         (219,151)
--------------------------------------------------------------------------------------------------------------------
   Net expenses                                         1,828,712         231,021          (21,200)       2,038,533
--------------------------------------------------------------------------------------------------------------------
Net Investment Income                                  10,665,230         263,993           21,200       10,950,423
--------------------------------------------------------------------------------------------------------------------
Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold           (5,437,925)        660,251                -       (4,777,674)
Net change in unrealized appreciation (depreciation) on
investments                                            (1,835,215)       (467,174)               -       (2,302,389)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (7,273,140)        193,077                -       (7,080,063)
--------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
  Resulting from Operations                            $3,392,090        $457,070          $21,200       $3,870,360
====================================================================================================================

(a) Reflects expected savings/increase based on current year budget.


SEE NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS.

                         ARMADA GOVERNMENT MORTGAGE FUND
                         RIVERFRONT U.S. GOVERNMENT FUND
                          NOTES TO UNAUDITED PRO FORMA
                         COMBINING FINANCIAL STATEMENTS
                                  MAY 31, 2004

1. BASIS OF COMBINATION

Armada Funds and The Provident Riverfront Funds ("Provident Riverfront Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act") as open-end management investment companies. Armada Funds is organized as a Massachusetts business trust. As of May 31, 2004, Armada Funds offered for sale shares of 30 funds. Provident Riverfront Funds is organized as an Ohio business trust. As of May 31, 2004 Provident Riverfront Funds offered for sale shares of 6 funds. The Unaudited Pro Forma Combining Schedule of Investments and the Unaudited Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of May 31, 2004 and the Unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of June 1, 2003. These statements have been derived from books and records utilized in calculating the net asset value of each fund at May 31, 2004 and for the period then ended.

The unaudited pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the Riverfront U.S. Government Fund in exchange for shares of Armada Government Mortgage Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Armada Government Mortgage Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either Fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The Unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

As of May 31, 2004, all the securities held by the Riverfront U.S. Government Fund would comply with the compliance guidelines and/or investment restrictions of Armada Government Mortgage Fund.

For the year ended May 31, 2004, Armada Government Mortgage Fund's investment advisory fee was computed based on the annual rate of 0.55% of its average daily net assets.

2. SECURITY VALUATION

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). If there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and ask prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less may be valued at amortized cost. Assets may be valued at fair value as determined in good faith by or under the direction of Armada Funds' and Provident Riverfront Funds' respective Board of Trustees.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of Armada Government Mortgage Fund that would have been issued at May 31, 2004 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of shares assumed issued in the reorganization plus shares of Armada Government Mortgage Fund at May 31, 2004.

4. PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The unaudited pro forma adjustments and unaudited pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Riverfront U.S. Government Fund was included in Armada Government Mortgage Fund for the year ended May 31, 2004. Investment advisory and administration fees in the pro forma combined column are calculated at the rates in effect for Armada Government Mortgage Fund based upon the combined net assets of the Riverfront U.S. Government Fund and Armada Government Mortgage Fund.

The Unaudited Pro Forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at May 31, 2004.

5. COSTS OF REORGANIZATION

Reorganization expenses incurred will be paid by National City Corporation (either directly or through its affiliates) and Armada Funds. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.